UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1.	Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 60.3%
KP Fixed Income Fund	15,898,095	$165,340
KP International Equity Fund	3,155,871	29,381
KP Large Cap Equity Fund	7,470,652	82,999
KP Small Cap Equity Fund	1,350,778	14,129

Total Affiliated Registered Investment Companies (Cost $277,646) (000)		291,849

Unaffiliated Registered Investment Companies — 39.7%
DFA Commodity Strategy Portfolio	776,861	4,583
DFA International Real Estate Securities Portfolio	839,137	4,699
Lazard Global Listed Infrastructure Portfolio	336,155	4,733
T Rowe Price Institutional Floating Rate Fund	474,618	4,760
T Rowe Price New Era Fund	142,873	4,739
Vanguard Inflation-Protected Securities Fund	1,345,435	14,854
Vanguard REIT Index Fund	498,102	9,480
Vanguard Short-Term Bond Index Fund	7,538,586	79,834
Vanguard Short-Term Inflation- Protected Securities Index Fund	2,582,382	64,301

Total Unaffiliated Registered Investment Companies (Cost $187,880) (000)		191,983

Total Investments — 100.0% (Cost $465,526) (000) †		$483,832

Percentages are based on Net Assets of $483,807 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $465,526 (000), and the unrealized appreciation and depreciation were $20,102 (000) and $(1,796) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$169,178	$23,787	$(37,927)	$9,393	$909	$165,340
KP International Equity Fund	28,750	2,612	(3,483)	1,811	(309)	29,381
KP Large Cap Equity Fund	80,962	8,008	(10,042)	3,234	837	82,999
KP Small Cap Equity Fund	13,967	951	(2,064)	1,295	(20)	14,129

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 67.3%
KP Fixed Income Fund	23,225,363	$241,545
KP International Equity Fund	8,777,579	81,719
KP Large Cap Equity Fund	13,642,965	151,573
KP Small Cap Equity Fund	4,176,592	43,687

Total Affiliated Registered Investment Companies (Cost $492,841) (000)		518,524

Unaffiliated Registered Investment Companies — 32.7%
DFA Commodity Strategy Portfolio	1,270,750	7,497
DFA International Real Estate Securities Portfolio	1,369,586	7,670
Lazard Global Listed Infrastructure Portfolio	548,925	7,729
T Rowe Price Institutional Floating Rate Fund	774,706	7,770
T Rowe Price New Era Fund	233,405	7,742
Vanguard Inflation-Protected Securities Fund	2,080,186	22,965
Vanguard REIT Index Fund	770,198	14,657
Vanguard Short-Term Bond Index Fund	9,093,662	96,302
Vanguard Short-Term Inflation- Protected Securities Index Fund	3,209,389	79,914

Total Unaffiliated Registered Investment Companies (Cost $246,813) (000)		252,246

Total Investments — 100.0% (Cost $739,654) (000) †		$770,770

Percentages are based on Net Assets of $770,732 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $739,654 (000), and the unrealized appreciation and depreciation were $34,533 (000) and $(3,417) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$221,728	$38,009	$(32,424)	$13,351	$881	$241,545
KP International Equity Fund	77,118	7,357	(7,010)	4,831	(577)	81,719
KP Large Cap Equity Fund	140,979	14,794	(11,838)	6,597	1,041	151,573
KP Small Cap Equity Fund	40,717	3,998	(5,037)	3,983	26	43,687

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 75.4%
KP Fixed Income Fund	20,410,865	$212,273
KP International Equity Fund	15,408,666	143,455
KP Large Cap Equity Fund	17,343,417	192,685
KP Small Cap Equity Fund	6,832,562	71,469

Total Affiliated Registered Investment Companies (Cost $591,115) (000)		619,882

Unaffiliated Registered Investment Companies — 24.6%
DFA Commodity Strategy Portfolio	1,372,973	8,101
DFA International Real Estate Securities Portfolio	1,477,720	8,275
Lazard Global Listed Infrastructure Portfolio	592,389	8,341
T Rowe Price Institutional Floating Rate Fund	835,927	8,384
T Rowe Price New Era Fund	251,939	8,357
Vanguard Inflation-Protected Securities Fund	2,174,336	24,005
Vanguard REIT Index Fund	805,115	15,321
Vanguard Short-Term Bond Index Fund	6,487,647	68,704
Vanguard Short-Term Inflation- Protected Securities Index Fund	2,118,679	52,755

Total Unaffiliated Registered Investment Companies (Cost $197,774) (000)		202,243

Total Investments — 100.0% (Cost $788,889) (000) †		$822,125

Percentages are based on Net Assets of $822,087 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $788,889 (000), and the unrealized appreciation and depreciation were $37,787 (000) and $(4,551) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$181,849	$35,363	$(16,823)	$11,430	$454	$212,273
KP International Equity Fund	127,484	15,084	(6,570)	8,007	(550)	143,455
KP Large Cap Equity Fund	173,397	21,851	(12,312)	8,584	1,165	192,685
KP Small Cap Equity Fund	63,440	7,590	(6,072)	6,451	60	71,469

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 84.1%
KP Fixed Income Fund	14,099,065	$146,630
KP International Equity Fund	20,331,033	189,282
KP Large Cap Equity Fund	18,313,841	203,467
KP Small Cap Equity Fund	8,323,479	87,064

Total Affiliated Registered Investment Companies (Cost $599,031) (000)		626,443

Unaffiliated Registered Investment Companies — 15.9%
DFA Commodity Strategy Portfolio	1,242,535	7,331
DFA International Real Estate Securities Portfolio	1,337,330	7,489
Lazard Global Listed Infrastructure Portfolio	536,076	7,548
T Rowe Price Institutional Floating Rate Fund	756,456	7,587
T Rowe Price New Era Fund	228,007	7,563
Vanguard Inflation-Protected Securities Fund	1,953,918	21,571
Vanguard REIT Index Fund	723,518	13,769
Vanguard Short-Term Bond Index Fund	2,542,685	26,927
Vanguard Short-Term Inflation- Protected Securities Index Fund	750,116	18,678

Total Unaffiliated Registered Investment Companies (Cost $115,656) (000)		118,463

Total Investments — 100.0% (Cost $714,687) (000) †		$744,906

Percentages are based on Net Assets of $744,874 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $714,687 (000), and the unrealized appreciation and depreciation were $35,517 (000) and $(5,298) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$123,062	$21,943	$(6,452)	$7,905	$172	$146,630
KP International Equity Fund	166,221	21,463	(8,340)	10,554	(616)	189,282
KP Large Cap Equity Fund	179,313	24,853	(11,031)	9,232	1,100	203,467
KP Small Cap Equity Fund	75,370	9,971	(6,209)	7,832	100	87,064

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 90.4%
KP Fixed Income Fund	11,973,792	$124,527
KP International Equity Fund	26,206,084	243,979
KP Large Cap Equity Fund	22,824,577	253,581
KP Small Cap Equity Fund	10,736,139	112,300

Total Affiliated Registered Investment Companies (Cost $702,683) (000)		734,387

Unaffiliated Registered Investment Companies — 9.6%
DFA Commodity Strategy Portfolio	1,125,935	6,643
DFA International Real Estate Securities Portfolio	1,211,188	6,783
Lazard Global Listed Infrastructure Portfolio	485,505	6,836
T Rowe Price Institutional Floating Rate Fund	685,139	6,872
T Rowe Price New Era Fund	206,493	6,849
Vanguard Inflation-Protected Securities Fund	1,757,923	19,407
Vanguard REIT Index Fund	651,020	12,389
Vanguard Short-Term Bond Index Fund	955,405	10,118
Vanguard Short-Term Inflation- Protected Securities Index Fund	93,883	2,338

Total Unaffiliated Registered Investment Companies (Cost $76,097) (000)		78,235

Total Investments — 100.0% (Cost $778,780) (000) †		$812,622

Percentages are based on Net Assets of $812,589 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $778,780 (000), and the unrealized appreciation and depreciation were $39,640 (000) and $(5,798) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$105,958	$16,872	$(5,196)	$6,782	$111	$124,527
KP International Equity Fund	207,592	32,563	(8,847)	13,445	(774)	243,979
KP Large Cap Equity Fund	221,641	33,316	(14,149)	11,498	1,275	253,581
KP Small Cap Equity Fund	94,783	13,823	(6,362)	10,091	(35)	112,300

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.7%
KP Fixed Income Fund	7,929,940	$82,471
KP International Equity Fund	25,892,477	241,059
KP Large Cap Equity Fund	22,412,279	249,000
KP Small Cap Equity Fund	10,385,169	108,629

Total Affiliated Registered Investment Companies (Cost $652,879) (000)		681,159

Unaffiliated Registered Investment Companies — 6.3%
DFA Commodity Strategy Portfolio	763,269	4,503
DFA International Real Estate Securities Portfolio	821,046	4,598
Lazard Global Listed Infrastructure Portfolio	329,130	4,634
T Rowe Price Institutional Floating Rate Fund	464,438	4,658
T Rowe Price New Era Fund	139,973	4,643
Vanguard Inflation-Protected Securities Fund	1,189,955	13,137
Vanguard REIT Index Fund	440,701	8,388
Vanguard Short-Term Bond Index Fund	98,430	1,042

Total Unaffiliated Registered Investment Companies (Cost $44,175) (000)		45,603

Total Investments — 100.0% (Cost $697,054) (000) †		$726,762

Percentages are based on Net Assets of $726,734 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $697,054 (000), and the unrealized appreciation and depreciation were $39,382 (000) and $(9,674) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2016, there were no Level 3 investments.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$68,440	$12,856	$(3,304)	$4,401	$78	$82,471
KP International Equity Fund	202,440	35,516	(9,376)	13,377	(898)	241,059
KP Large Cap Equity Fund	214,291	35,865	(15,208)	11,320	2,732	249,000
KP Small Cap Equity Fund	89,769	14,748	(5,608)	9,759	(39)	108,629

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	4,021,546	$41,824
KP International Equity Fund	19,216,524	178,906
KP Large Cap Equity Fund	16,577,675	184,177
KP Small Cap Equity Fund	7,303,986	76,400

Total Affiliated Registered Investment Companies (Cost $462,769) (000)		481,307

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	435,064	2,567
DFA International Real Estate Securities Portfolio	476,227	2,667
Lazard Global Listed Infrastructure Portfolio	190,929	2,688
T Rowe Price Institutional Floating Rate Fund	264,549	2,653
T Rowe Price New Era Fund	79,765	2,646
Vanguard Inflation-Protected Securities Fund	672,553	7,425
Vanguard REIT Index Fund	248,265	4,725

Total Unaffiliated Registered Investment Companies (Cost $24,493) (000)		25,371

Total Investments — 100.0% (Cost $487,262) (000) †		$506,678

Percentages are based on Net Assets of $506,659 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $487,262 (000), and the unrealized appreciation and depreciation were $25,986 (000) and $(6,570) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2016, there were no Level 3 investments.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$33,738	$7,667	$(1,814)	$2,193	$40	$41,824
KP International Equity Fund	145,354	31,915	(7,605)	10,012	(770)	178,906
KP Large Cap Equity Fund	153,047	32,074	(11,264)	8,353	1,967	184,177
KP Small Cap Equity Fund	60,686	12,619	(3,657)	6,826	(74)	76,400

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	1,778,719	$18,499
KP International Equity Fund	9,048,427	84,241
KP Large Cap Equity Fund	7,806,496	86,730
KP Small Cap Equity Fund	3,411,322	35,682

Total Affiliated Registered Investment Companies (Cost $217,695) (000)		225,152

Unaffiliated Registered Investment Companies — 4.9%
DFA Commodity Strategy Portfolio	204,837	1,209
DFA International Real Estate Securities Portfolio	219,689	1,230
Lazard Global Listed Infrastructure Portfolio	88,127	1,241
T Rowe Price Institutional Floating Rate Fund	124,320	1,247
T Rowe Price New Era Fund	37,512	1,244
Vanguard Inflation-Protected Securities Fund	295,339	3,261
Vanguard REIT Index Fund	109,376	2,081

Total Unaffiliated Registered Investment Companies (Cost $10,973) (000)		11,513

Total Investments — 100.0% (Cost $228,668) (000) †		$236,665

Percentages are based on Net Assets of $236,655 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $228,668 (000), and the unrealized appreciation and depreciation were $10,821 (000) and $(2,824) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2016, there were no Level 3 investments.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$14,013	$4,814	$(1,296)	$930	$38	$18,499
KP International Equity Fund	60,493	22,900	(3,574)	4,760	(338)	84,241
KP Large Cap Equity Fund	63,855	22,787	(4,243)	3,969	362	86,730
KP Small Cap Equity Fund	25,226	9,027	(1,749)	3,204	(26)	35,682

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	349,875	$3,639
KP International Equity Fund	1,776,792	16,542
KP Large Cap Equity Fund	1,534,543	17,049
KP Small Cap Equity Fund	670,363	7,012

Total Affiliated Registered Investment Companies (Cost $42,926) (000)		44,242

Unaffiliated Registered Investment Companies — 4.9%
DFA Commodity Strategy Portfolio	42,221,295	249
DFA International Real Estate Securities Portfolio	45,121	253
Lazard Global Listed Infrastructure Portfolio	18,109	255
T Rowe Price Institutional Floating Rate Fund	25,548	256
T Rowe Price New Era Fund	7,715	256
Vanguard Inflation-Protected Securities Fund	55,132	609
Vanguard REIT Index Fund	20,423	388

Total Unaffiliated Registered Investment Companies (Cost $2,151) (000)		2,266

Total Investments — 100.0% (Cost $45,077) (000) †		$46,508

Percentages are based on Net Assets of $46,505 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $45,077 (000), and the unrealized appreciation and depreciation were $1,833 (000) and $(402) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2016, there were no Level 3 investments.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$2,212	$1,634	$(376)	$166	$3	$3,639
KP International Equity Fund	9,504	7,487	(1,334)	1,117	(232)	16,542
KP Large Cap Equity Fund	10,050	7,658	(1,507)	811	37	17,049
KP Small Cap Equity Fund	3,953	3,062	(626)	654	(31)	7,012

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	58,750	$611
KP International Equity Fund	298,850	2,782
KP Large Cap Equity Fund	257,879	2,866
KP Small Cap Equity Fund	112,628	1,178

Total Affiliated Registered Investment Companies (Cost $7,051) (000)		7,437

Unaffiliated Registered Investment Companies — 4.9%
DFA Commodity Strategy Portfolio	6,704	40
DFA International Real Estate Securities Portfolio	7,200	40
Lazard Global Listed Infrastructure Portfolio	2,884	41
T Rowe Price Institutional Floating Rate Fund	4,070	41
T Rowe Price New Era Fund	1,228	41
Vanguard Inflation-Protected Securities Fund	9,850	109
Vanguard REIT Index Fund	3,648	68

Total Unaffiliated Registered Investment Companies (Cost $361) (000)		380

Total Investments — 100.0% (Cost $7,412) (000)†		$7,817

Percentages are based on Net Assets of $7,817 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $7,412 (000), and the unrealized appreciation and depreciation were $412 (000) and $(7) (000), respectively.

As of September 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2016, there were no Level 3 investments.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2016 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2016 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2016
KP Fixed Income Fund	$467	$334	$(223)	$31	$2	$611
KP International Equity Fund	2,017	1,524	(911)	270	(118)	2,782
KP Large Cap Equity Fund	2,133	1,562	(982)	212	(59)	2,866
KP Small Cap Equity Fund	841	626	(397)	161	(53)	1,178

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Common Stock — 97.9%
Consumer Discretionary – 14.0%
Advance Auto Parts	5,902	$880
Amazon.com*	45,915	38,445
AMC Networks, Cl A*	2,502	130
AutoNation*	1,013	49
AutoZone*	432	332
Bed Bath & Beyond	2,374	102
Best Buy	35,163	1,343
BorgWarner	3,097	109
Brunswick	4,900	239
CarMax*	2,889	154
Carnival	42,849	2,092
Carter’s	4,926	427
CBS, Cl B	34,862	1,908
Charter Communications, Cl A*	4,903	1,324
Chipotle Mexican Grill, Cl A*	451	191
Coach	3,989	146
Comcast, Cl A	178,037	11,811
Darden Restaurants	9,798	601
Delphi Automotive PLC	37,161	2,650
Dick’s Sporting Goods	2,409	137
Dillard’s, Cl A	1,539	97
Discovery Communications, Cl A*	5,586	149
Dollar General	38,814	2,717
Dollar Tree*	3,701	292
DR Horton	40,512	1,223
Expedia	1,880	219
Ferrari	29,360	1,523
Foot Locker	6,949	471
Ford Motor	141,624	1,709
Fossil Group*	700	19
Gap	3,562	79
Garmin	1,549	75
General Motors	53,202	1,690
Genuine Parts	9,074	911
GNC Holdings, Cl A	8,556	175
Goodyear Tire & Rubber	46,619	1,506
Groupon, Cl A*	15,209	78
H&R Block	3,576	83
Hanesbrands	132,867	3,355
Harley-Davidson	27,455	1,444
Harman International Industries	1,103	93
Hasbro	7,896	626
Hilton Worldwide Holdings	143,415	3,289
Home Depot	57,213	7,362
Hyatt Hotels, Cl A*	5,416	267
International Game Technology	47,476	1,157

Description	Shares	Value (000)
Interpublic Group of Companies	53,793	$1,202
John Wiley & Sons, Cl A	8,939	461
Johnson Controls International	142,708	6,640
Kohl’s	2,551	112
L Brands	3,525	249
Las Vegas Sands	15,122	870
Lear	17,808	2,159
Leggett & Platt	2,046	93
Lennar, Cl A	2,795	118
Liberty Braves Group, Cl A*	572	10
Liberty Media Group, Cl A*	1,431	41
Liberty SiriusXM Group, Cl A*	5,727	195
Live Nation Entertainment*	12,271	337
LKQ*	4,600	163
Lowe’s	115,744	8,358
Macy’s	21,620	801
Marriott International, Cl A	6,532	440
Mattel	4,890	148
McDonald’s	34,376	3,966
MGM Resorts International*	206,618	5,378
Michael Kors Holdings*	6,202	290
Mohawk Industries*	1,001	201
Murphy USA*	10,504	750
Netflix*	31,066	3,062
Newell Brands	17,997	948
News, Cl A	30,272	423
NIKE, Cl B	26,518	1,396
Nordstrom	1,949	101
Omnicom Group	71,247	6,056
O’Reilly Automotive*	5,569	1,560
priceline.com*	11,837	17,418
PulteGroup	4,802	96
PVH	14,907	1,647
Ralph Lauren, Cl A	804	81
Ross Stores	37,972	2,442
Royal Caribbean Cruises	2,700	202
Scripps Networks Interactive, Cl A	1,491	95
Signet Jewelers	1,100	82
Staples	23,452	201
Starbucks	78,064	4,226
Target	56,098	3,853
TEGNA	38,887	850
Tesla Motors*	18,650	3,805
Tiffany	1,692	123
Time	2,659	39
Time Warner	77,753	6,190
TJX	26,922	2,013
Toll Brothers*	14,663	438

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
TopBuild*	20,706	$687
Tractor Supply	49,497	3,334
TripAdvisor*	1,793	113
Tupperware Brands	8,196	536
Twenty-First Century Fox, Cl A ADR	23,935	584
Ulta Salon Cosmetics & Fragrance*	900	214
Under Armour, Cl A*	5,620	204
Urban Outfitters*	41,486	1,432
VF	5,214	292
Viacom, Cl B	8,333	317
Walt Disney	58,500	5,432
Whirlpool	4,882	792
Wyndham Worldwide	3,268	220
Wynn Resorts	1,291	126
Yum! Brands	5,559	505

		198,796

Consumer Staples – 8.6%
Altria Group	78,107	4,939
Archer-Daniels-Midland	120,784	5,093
Brown-Forman, Cl B	2,964	141
Bunge	16,321	967
Campbell Soup	15,328	838
Church & Dwight	4,000	192
Clorox	1,925	241
Coca-Cola	152,546	6,456
Coca-Cola European Partners	15,181	606
Colgate-Palmolive	13,731	1,018
ConAgra Foods	19,184	904
Constellation Brands, Cl A	7,264	1,209
Costco Wholesale	21,147	3,225
Coty, Cl A	44,623	1,049
CVS Health	86,124	7,664
Danone	23,818	1,767
Diageo PLC	107,759	3,087
Dr Pepper Snapple Group	12,943	1,182
Energizer Holdings	6,072	303
Estee Lauder, Cl A	3,371	298
General Mills	109,555	6,998
Herbalife*	10,834	672
Hershey	2,061	197
Hormel Foods	3,870	147
Ingredion	11,338	1,509
JM Smucker	20,959	2,841
Kellogg	3,703	287
Kimberly-Clark	13,610	1,717
Kraft Heinz	16,167	1,447
Kroger	37,919	1,125
McCormick	1,830	183
Mead Johnson Nutrition, Cl A	3,640	288

Description	Shares	Value (000)
Molson Coors Brewing, Cl B	7,330	$805
Mondelez International, Cl A	42,280	1,856
Monster Beverage*	2,040	299
Nestle	55,429	4,367
Nu Skin Enterprises, Cl A	17,663	1,144
PepsiCo	78,078	8,492
Philip Morris International	162,679	15,816
Pilgrim’s Pride	41,838	884
Procter & Gamble	161,032	14,453
Reynolds American	22,363	1,054
Rite Aid*	11,397	88
Sysco	27,989	1,372
Tyson Foods, Cl A	43,219	3,227
Walgreens Boots Alliance	21,942	1,769
Wal-Mart Stores	117,636	8,484
Whole Foods Market	4,849	137

		122,837

Energy – 5.0%
Anadarko Petroleum	17,602	1,115
Antero Resources*	27,536	742
Apache	20,571	1,314
Baker Hughes	15,966	806
Cabot Oil & Gas	11,339	293
Chesapeake Energy*	9,581	60
Chevron	94,050	9,680
Cimarex Energy	1,400	188
Concho Resources*	2,100	288
ConocoPhillips	106,197	4,616
Devon Energy	10,671	471
Diamond Offshore Drilling	24,238	427
Energen	2,102	121
Ensco, Cl A	31,474	268
EOG Resources	37,806	3,656
EQT	2,463	179
Exxon Mobil	192,642	16,814
FMC Technologies*	13,781	409
Frank’s International	10,237	133
Halliburton	12,879	578
Helmerich & Payne	1,687	114
Hess	4,296	230
HollyFrontier	5,214	128
Kinder Morgan	75,349	1,743
Marathon Oil	17,375	275
Marathon Petroleum	47,163	1,914
Murphy Oil	2,146	65
Nabors Industries	34,791	423
National Oilwell Varco	24,623	905
Newfield Exploration*	2,937	128
Noble Energy	6,726	240
Occidental Petroleum	55,030	4,013
Oceaneering International	17,929	493
ONEOK	3,360	173

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
PBF Energy, Cl A	12,606	$285
Phillips 66	22,691	1,828
Pioneer Natural Resources	4,295	797
QEP Resources	33,645	657
Range Resources	2,585	100
Rowan, Cl A	11,336	172
Schlumberger	89,713	7,055
Southwestern Energy*	37,010	512
Spectra Energy	42,466	1,815
Superior Energy Services	24,208	433
Tesoro	15,558	1,238
Transocean	4,491	48
Valero Energy	28,836	1,528
Williams	35,763	1,099
World Fuel Services	9,171	424

		70,993

Financials – 13.5%
Affiliated Managers Group*	800	116
Aflac	8,105	582
Allstate	28,057	1,941
American Express	63,911	4,093
American Financial Group	8,523	639
American International Group	36,172	2,146
American National Insurance	4,116	502
Ameriprise Financial	16,278	1,624
AmTrust Financial Services	21,546	578
Aon PLC	42,757	4,810
Arthur J Gallagher	2,700	137
Aspen Insurance Holdings	32,465	1,513
Assurant	927	85
Assured Guaranty	28,569	793
Axis Capital Holdings	16,561	900
Bank of America	391,027	6,120
Bank of New York Mellon	87,271	3,480
BB&T	26,934	1,016
Berkshire Hathaway, Cl B*	59,153	8,546
BlackRock, Cl A	8,805	3,191
Capital One Financial	30,071	2,160
Charles Schwab	18,523	585
Chubb	49,134	6,174
Cincinnati Financial	2,257	170
Citigroup	218,306	10,311
Citizens Financial Group	7,500	185
CME Group, Cl A	20,250	2,117
CNA Financial	2,586	89
Comerica	5,400	256
Discover Financial Services	44,388	2,510
E*TRADE Financial*	3,901	114
Everest Re Group	4,786	909
Federated Investors, Cl B	30,034	890
Fifth Third Bancorp	11,814	242
First Horizon National	37,840	576

Description	Shares	Value (000)
Franklin Resources	77,418	$2,754
Goldman Sachs Group	37,355	6,024
Hanover Insurance Group	16,972	1,280
Hartford Financial Services Group	17,711	758
Huntington Bancshares	15,448	152
Intercontinental Exchange	15,642	4,213
Invesco	15,334	479
JPMorgan Chase	324,401	21,602
KeyCorp	16,663	203
Legg Mason	1,785	60
Leucadia National	5,247	100
Lincoln National	9,572	450
Loews	4,333	178
M&T Bank	2,324	270
Marsh & McLennan	8,001	538
MetLife	116,916	5,195
Moody’s	15,236	1,650
Morgan Stanley	222,479	7,133
Morningstar	588	47
MSCI, Cl A	8,645	726
Nasdaq	48,699	3,289
Navient	56,938	824
Northern Trust	3,092	210
Old Republic International	37,676	664
People’s United Financial	4,954	78
PNC Financial Services Group	64,909	5,848
Popular	22,181	848
Principal Financial Group	25,735	1,326
Progressive	8,862	279
Prudential Financial	39,157	3,197
Regions Financial	18,001	178
Reinsurance Group of America, Cl A	1,185	128
S&P Global	12,303	1,557
State Street	77,503	5,397
SunTrust Banks	86,815	3,802
Synchrony Financial	47,503	1,330
Synovus Financial	43,325	1,409
T Rowe Price Group	3,855	256
TCF Financial	30,516	443
TD Ameritrade Holding	98,471	3,470
Thomson Reuters	42,532	1,760
Torchmark	1,687	108
Travelers	70,305	8,053
Unum Group	10,283	363
US Bancorp	147,729	6,336
Validus Holdings	13,474	671
Voya Financial	25,590	737
Wells Fargo	304,702	13,492
Western Alliance Bancorp*	23,750	892
Willis Towers Watson	2,049	272
WR Berkley	23,371	1,350

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
XL Group	3,993	$134
Zions Bancorporation	3,222	100

		192,713

Health Care – 15.2%
Abbott Laboratories	133,620	5,651
AbbVie	25,073	1,581
Aetna	43,124	4,979
Agilent Technologies	32,873	1,548
Agios Pharmaceuticals*	10,510	555
Alexion Pharmaceuticals*	39,677	4,862
Allergan*	26,605	6,127
Allscripts Healthcare Solutions*	27,247	359
AmerisourceBergen, Cl A	14,493	1,171
Amgen	24,745	4,128
Anthem	32,893	4,122
Baxter International	67,013	3,190
Becton Dickinson & Company	9,791	1,760
Biogen*	12,778	4,000
Boston Scientific*	27,982	666
Bristol-Myers Squibb	119,975	6,469
Bruker	44,332	1,004
Cardinal Health	34,628	2,691
Celgene*	35,206	3,680
Centene*	34,700	2,324
Cerner*	4,615	285
Charles River Laboratories International*	8,137	678
Cigna	37,922	4,942
Cooper	700	125
CR Bard	8,525	1,912
Danaher	152,940	11,989
DaVita*	2,348	155
Dentsply Sirona	11,786	700
Edwards Lifesciences*	4,092	493
Eli Lilly	33,155	2,661
Endo International*	3,200	64
Express Scripts Holding*	55,352	3,904
Gilead Sciences	58,739	4,647
HCA Holdings*	4,600	348
Henry Schein*	1,200	196
Hologic*	51,883	2,015
Humana	26,341	4,659
Illumina*	7,413	1,347
Incyte*	22,870	2,156
Intuitive Surgical*	9,460	6,857
Johnson & Johnson	203,047	23,986
Laboratory Corp of America Holdings*	1,552	213
LifePoint Health*	7,857	465
Mallinckrodt*	1,700	119
McKesson	24,472	4,081
Medtronic	99,726	8,616

Description	Shares	Value (000)
Merck	216,391	$13,505
Mettler-Toledo International*	1,992	836
Mylan*	7,167	273
Novartis	9,078	714
Patterson	1,145	53
PerkinElmer	1,596	90
Perrigo	2,232	206
Pfizer	421,492	14,276
Quest Diagnostics	2,054	174
Regeneron Pharmaceuticals*	1,129	454
ResMed	20,904	1,354
Roche Holding	3,650	905
St. Jude Medical	43,206	3,446
Stryker	26,115	3,040
Teleflex	3,240	544
Thermo Fisher Scientific	26,665	4,241
United Therapeutics*	2,466	291
UnitedHealth Group	91,008	12,741
Universal Health Services, Cl B	9,623	1,186
Varian Medical Systems*	12,434	1,238
Vertex Pharmaceuticals*	37,608	3,280
VWR*	17,441	495
Waters*	7,408	1,174
WellCare Health Plans*	24,430	2,861
Zimmer Biomet Holdings	3,098	403
Zoetis, Cl A	7,472	389

		216,649

Industrials – 10.6%
3M	63,060	11,113
Acuity Brands	700	185
AECOM*	14,602	434
Alaska Air Group	71,491	4,708
Allegion	1,456	100
American Airlines Group	162,950	5,966
AMETEK	3,527	168
Boeing	88,185	11,617
BWX Technologies, Cl W	37,128	1,425
Canadian National Railway	21,122	1,381
Carlisle	8,787	901
Caterpillar	16,692	1,482
CH Robinson Worldwide	2,064	145
Chicago Bridge & Iron	11,984	336
Cintas	1,276	144
Crane	3,183	201
CSX	81,362	2,482
Cummins	12,575	1,611
Deere	12,908	1,102
Delta Air Lines	47,504	1,870
Dover	2,197	162
Dun & Bradstreet	567	77
Eaton PLC	48,061	3,158

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Emerson Electric	14,023	$764
Equifax	6,783	913
Expeditors International of Washington	2,558	132
Fastenal	4,576	191
FedEx	25,766	4,501
Flowserve	1,843	89
Fluor	1,985	102
Fortive	56,617	2,882
Fortune Brands Home & Security	2,200	128
General Dynamics	5,935	921
General Electric	254,811	7,547
HD Supply Holdings*	7,050	225
Honeywell International	63,394	7,391
Huntington Ingalls Industries	24,291	3,727
Illinois Tool Works	26,016	3,118
Ingersoll-Rand	34,552	2,347
Jacobs Engineering Group*	11,922	617
JB Hunt Transport Services	1,300	105
JetBlue Airways*	44,389	765
Joy Global	19,063	529
Kansas City Southern	1,692	158
KBR	6,924	105
Kennametal	12,408	360
L-3 Communications Holdings, Cl 3	12,893	1,943
Lockheed Martin	18,668	4,475
ManpowerGroup	1,423	103
Masco	28,733	986
MSC Industrial Direct, Cl A	7,353	540
Nielsen Holdings	5,200	279
Norfolk Southern	12,446	1,208
Northrop Grumman	30,175	6,456
Oshkosh	2,479	139
Owens Corning	18,326	978
PACCAR	22,995	1,352
Parker-Hannifin	11,615	1,458
Pentair PLC	22,837	1,467
Pitney Bowes	17,430	317
Quanta Services*	78,918	2,209
Raytheon	13,327	1,814
Regal Beloit	4,599	274
Republic Services, Cl A	19,699	994
Robert Half International	2,142	81
Rockwell Automation	7,272	890
Rockwell Collins	11,979	1,010
Roper Technologies	1,573	287
RR Donnelley & Sons	29,676	466
Ryder System	692	46
Snap-on	829	126

Description	Shares	Value (000)
Southwest Airlines	26,938	$1,048
Spirit AeroSystems Holdings, Cl A*	59,293	2,641
Stanley Black & Decker	17,771	2,185
Stericycle*	1,321	106
Textron	53,429	2,124
Timken	22,903	805
TransDigm Group*	800	231
Trinity Industries	13,462	325
Triumph Group	7,505	209
Union Pacific	38,200	3,726
United Continental Holdings*	50,120	2,630
United Parcel Service, Cl B	58,666	6,416
United Rentals*	10,232	803
United Technologies	68,608	6,971
Valmont Industries	2,272	306
Verisk Analytics, Cl A*	2,500	203
Waste Management	13,075	834
WESCO International*	6,683	411
WW Grainger	865	194
Xylem	2,522	132

		150,583

Information Technology – 20.8%
Accenture PLC, Cl A	88,111	10,765
Activision Blizzard	10,300	456
Adobe Systems*	16,488	1,790
Akamai Technologies*	14,695	779
Alibaba Group Holding ADR*	26,700	2,825
Alliance Data Systems*	880	189
Alphabet, Cl C*	45,576	36,132
Amdocs	29,957	1,733
Amphenol, Cl A	4,852	315
Analog Devices	14,481	933
Apple	255,609	28,897
Applied Materials	146,669	4,422
Arrow Electronics*	17,658	1,130
ASML Holding, Cl G	32,400	3,550
Autodesk*	2,908	210
Automatic Data Processing	6,868	606
Avnet	37,719	1,549
Broadcom	6,032	1,041
Broadridge Financial Solutions	5,562	377
Brocade Communications Systems	126,623	1,169
CA	49,248	1,629
Cadence Design Systems*	24,696	630
CDW	10,585	484
Cisco Systems	238,677	7,571
Citrix Systems*	22,148	1,887
Cognizant Technology
Solutions, Cl A*	48,980	2,337

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
CoreLogic*	26,902	$1,055
Corning	16,223	384
CSRA	1,857	50
Dell Technologies - VMware Inc, Cl V*	19,090	913
DST Systems	3,445	406
eBay*	70,404	2,316
Electronic Arts*	4,678	400
F5 Networks*	16,667	2,077
Facebook, Cl A*	205,660	26,380
Fidelity National Information Services	38,587	2,972
First Solar*	11,215	443
Fiserv*	26,364	2,622
FLIR Systems	1,947	61
Genpact*	24,181	579
Global Payments	13,182	1,012
Harris	1,786	164
Hewlett Packard Enterprise	25,545	581
HP	189,578	2,944
IAC	6,746	421
Ingram Micro, Cl A	16,318	582
Intel	204,839	7,733
International Business Machines	42,681	6,780
Intuit	18,903	2,080
Jabil Circuit	12,712	277
Juniper Networks	96,276	2,316
KLA-Tencor	25,231	1,759
Lam Research	2,329	221
Leidos Holdings	22,865	990
Linear Technology	19,085	1,132
LinkedIn, Cl A*	1,527	292
Marvell Technology Group	21,772	289
MasterCard, Cl A	14,738	1,500
Maxim Integrated Products	13,343	533
Microchip Technology	3,346	208
Micron Technology*	61,894	1,100
Microsoft	497,774	28,672
Mobileye*	25,150	1,071
Motorola Solutions	2,585	197
NCR*	22,163	713
NetApp	4,394	157
NetSuite*	32,176	3,562
Nuance Communications*	77,745	1,127
NVIDIA	8,009	549
NXP Semiconductors*	51,810	5,285
ON Semiconductor*	28,076	346
Oracle	130,737	5,135
Palo Alto Networks*	7,600	1,211
Paychex	4,967	287
PayPal Holdings*	160,331	6,569
Qorvo*	1,800	100
QUALCOMM	57,331	3,927

Description	Shares	Value (000)
Rackspace Hosting*	1,388	$44
Red Hat*	19,628	1,587
salesforce.com*	101,987	7,275
Seagate Technology	4,669	180
ServiceNow*	40,000	3,166
Skyworks Solutions	2,700	206
Symantec	9,637	242
Synopsys*	11,061	656
Tableau Software, Cl A*	3,334	184
TE Connectivity	5,515	355
Tencent Holdings ADR	115,500	3,220
Teradata*	48,618	1,507
Teradyne	76,620	1,653
Texas Instruments	104,024	7,300
Total System Services	12,617	595
Vantiv, Cl A*	9,785	551
VeriFone Systems*	13,357	210
VeriSign*	1,457	114
Viavi Solutions*	70,196	519
Visa, Cl A	170,336	14,087
VMware, Cl A*	1,485	109
Western Digital	4,301	251
Western Union	33,779	703
Workday, Cl A*	18,900	1,733
Xerox	211,077	2,138
Xilinx	9,498	516
Yahoo!*	13,445	579
Yelp, Cl A*	2,113	88
Zynga, Cl A*	169,097	492

		296,146

Materials – 3.0%
Air Products & Chemicals	3,268	491
Albemarle	1,600	137
Alcoa	20,865	212
Ashland Global Holdings	2,251	261
Avery Dennison	1,268	99
Ball	2,552	209
Bemis	2,360	120
Cabot	35,753	1,874
Celanese, Cl A	10,431	694
CF Industries Holdings	3,550	87
Crown Holdings*	58,999	3,368
Dow Chemical	97,465	5,052
Eastman Chemical	2,068	140
Ecolab	4,109	500
EI du Pont de Nemours	56,923	3,812
FMC	2,132	103
Freeport-McMoRan	46,632	507
Graphic Packaging Holding	55,629	778
Huntsman	126,721	2,062
International Flavors & Fragrances	1,142	163
International Paper	20,100	964

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
LyondellBasell Industries, Cl A	45,173	$3,644
Martin Marietta Materials	1,000	179
Monsanto	22,350	2,284
Mosaic	5,281	129
Newmont Mining	14,915	586
Nucor	26,080	1,290
Owens-Illinois*	2,188	40
PPG Industries	55,588	5,746
Praxair	4,414	533
Reliance Steel & Aluminum	15,479	1,115
Sealed Air	2,842	130
Sherwin-Williams	1,559	431
Steel Dynamics	29,668	741
United States Steel	5,155	97
Vulcan Materials	22,327	2,539
Westlake Chemical	21,486	1,150
WestRock	3,978	193

		42,460

Real Estate – 2.1%
American Tower, Cl A‡	8,564	971
Apartment Investment & Management, Cl A‡	24,256	1,114
AvalonBay Communities‡	3,221	573
Boston Properties‡	7,635	1,041
Brixmor Property Group‡	19,330	537
Camden Property Trust‡	1,489	125
Care Capital Properties‡	7,033	200
CBRE Group, Cl A*	42,869	1,200
Columbia Property Trust‡	28,143	630
Corporate Office Properties Trust‡	13,179	374
Crown Castle International‡	5,182	488
DDR‡	11,027	192
Digital Realty Trust‡	2,300	223
Duke Realty‡	35,979	983
Equinix‡	1,094	394
Equity Commonwealth‡*	7,155	216
Equity LifeStyle Properties‡	18,342	1,416
Equity Residential‡	20,611	1,326
Essex Property Trust‡	1,032	230
Extra Space Storage‡	1,800	143
Federal Realty Investment Trust‡	1,100	169
General Growth Properties‡	63,725	1,759
HCP‡	7,095	269
Healthcare Trust of America, Cl A‡	2,675	87
Host Hotels & Resorts‡	10,618	165
Iron Mountain‡	3,886	146
Kilroy Realty‡	13,649	947
Kimco Realty‡	27,841	806
Lamar Advertising, Cl A‡	1,193	78

Description	Shares	Value (000)
Liberty Property Trust‡	1,996	$81
Life Storage‡	10,025	892
Macerich‡	1,845	149
Mid-America Apartment Communities‡	17,088	1,606
Outfront Media‡	31,969	756
Post Properties‡	12,085	799
Prologis‡	26,941	1,442
Public Storage‡	4,992	1,114
Realty Income‡	18,944	1,268
Retail Properties of America, Cl A‡	12,691	213
Senior Housing Properties Trust‡	13,074	297
Simon Property Group‡	11,146	2,307
SL Green Realty‡	6,694	724
Tanger Factory Outlet Centers‡	3,398	132
UDR‡	3,800	137
Ventas‡	5,413	382
Vornado Realty Trust‡	2,603	263
Welltower‡	5,403	404
Weyerhaeuser‡	11,282	360

		30,128

Telecommunication Services – 2.1%
AT&T	266,074	10,805
CenturyLink	43,257	1,186
Frontier Communications	18,642	78
Level 3 Communications*	16,357	759
T-Mobile US*	50,400	2,355
Verizon Communications	274,155	14,251
Vodafone Group PLC	190,774	548

		29,982

Utilities – 3.0%
AES	10,137	130
Alliant Energy	3,300	126
Ameren	66,383	3,265
American Electric Power	70,336	4,516
American Water Works	2,700	202
Avangrid	19,257	805
CenterPoint Energy	73,068	1,697
CMS Energy	4,464	188
Consolidated Edison	21,922	1,651
Dominion Resources	9,615	714
DTE Energy	12,703	1,190
Duke Energy	44,562	3,567
Edison International	14,231	1,028
Entergy	43,274	3,320
Eversource Energy	4,949	268
Exelon	36,657	1,220
FirstEnergy	78,949	2,612
Great Plains Energy	63,257	1,726
NextEra Energy	7,154	875
NiSource	20,242	488

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
NRG Energy	4,564	$51
PG&E	25,082	1,534
Pinnacle West Capital	26,269	1,996
PPL	29,785	1,030
Public Service Enterprise Group	82,373	3,449
SCANA	21,251	1,538
Sempra Energy	3,896	418
Southern	15,137	777
Vectren	10,027	503
WEC Energy Group	4,820	289
Westar Energy, Cl A	11,284	640
Xcel Energy	22,208	914

		42,727

Total Common Stock (Cost $1,258,064) (000)		1,394,014

Preferred Stock — 0.3%
Air BNB, Ser D* (A)	11,406	1,198
Air BNB, Ser E* (A)	6,939	729
Dropbox, Cl A* (A)	29,866	236
Dropbox, Cl C* (A)	1,097	9
Flipkart Online Services* (A)	5,739	553
Magic Leap, Ser C* (A)	13,521	311
Snapchat, Ser F* (A)	12,575	386
Uber Technologies* (A)	28,993	1,414

Total Preferred Stock (Cost $4,163) (000)		4,836

Short-Term Investment (B) — 1.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.386%	26,455,487	26,455

Total Short-Term Investment (Cost $26,455) (000)		26,455

Total Investments — 100.1% (Cost $1,288,682) (000) †		$1,425,305

Percentages are based on Net Assets of $1,424,172 (000).

A list of the open futures contracts held by the Fund at September 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
S&P 500 Index EMINI	136	Dec-2016	$65

For the period ended September 30, 2016, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2016, was $4,836 (000) and represented 0.34% of net assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2016.
ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $1,288,682 (000), and the unrealized appreciation and depreciation were $168,136 (000) and $(31,513) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3 ^	Total
Common Stock	$1,394,014	$-	$-	$1,394,014
Preferred Stock	-	-	4,836	4,836
Short-Term Investment	26,455	-	-	26,455

Total Investments in Securities	$1,420,469	$-	$4,836	$1,425,305

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$65	$-	$-	$65

Total Other Financial Instruments	$65	$-	$-	$65

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Common Stock — 95.0%
Consumer Discretionary – 12.9%
1-800-Flowers.com, Cl A*	180,437	$1,655
A H Belo, Cl A	51,686	380
Aaron’s	6,500	165
Abercrombie & Fitch, Cl A	6,800	108
AMC Entertainment Holdings, Cl A	2,100	65
American Axle & Manufacturing Holdings*	7,630	131
American Eagle Outfitters	16,700	298
American Public Education*	1,500	30
America’s Car-Mart*	1,000	36
Apollo Education Group, Cl A*	8,500	68
Arctic Cat	1,500	23
Asbury Automotive Group*	1,989	111
Ascena Retail Group*	17,159	96
Ascent Capital Group, Cl A*	1,108	26
Barnes & Noble	6,597	75
Barnes & Noble Education*	4,226	40
Bassett Furniture Industries	1,200	28
Beazer Homes USA*	2,900	34
Belmond, Cl A*	9,110	116
Big 5 Sporting Goods	1,400	19
Big Lots	4,421	211
Biglari Holdings*	104	45
BJ’s Restaurants*	2,229	79
Bloomin’ Brands	90,920	1,567
Blue Nile	1,386	48
Bob Evans Farms	1,931	74
Bojangles’*	119,310	1,904
Boot Barn Holdings*	1,000	11
BorgWarner	14,900	524
Boyd Gaming*	8,176	162
Bravo Brio Restaurant Group*	78,284	374
Bridgepoint Education*	1,200	8
Bright Horizons Family Solutions*	4,400	293
Buckle	3,000	72
Buffalo Wild Wings*	7,807	1,099
Build-A-Bear Workshop, Cl A*	1,000	10
Burlington Stores*	36,249	2,938
Caesars Acquisition, Cl A*	4,700	58
Caesars Entertainment*	5,600	42
Caleres	99,738	2,523
Callaway Golf	9,798	114
Cambium Learning Group*	1,200	7
Capella Education	1,100	64
Career Education*	7,200	49
Carmike Cinemas*	2,368	77
Carriage Services, Cl A	1,300	31
Carrols Restaurant Group*	3,400	45
Carter’s	22,217	1,926
Cato, Cl A	2,500	82
Cavco Industries*	800	79

Description	Shares	Value (000)
Central European Media Enterprises, Cl A*	11,600	$27
Century Casinos*	2,200	15
Century Communities*	1,500	32
Cheesecake Factory	4,563	228
Chegg*	8,673	61
Chico’s FAS	69,067	822
Children’s Place	1,900	152
Churchill Downs	1,407	206
Chuy’s Holdings*	1,578	44
Citi Trends	1,300	26
ClubCorp Holdings	139,577	2,020
Collectors Universe	900	17
Columbia Sportswear	38,003	2,156
Conn’s*	2,160	22
Container Store Group*	1,500	8
Cooper Tire & Rubber	78,884	2,999
Cooper-Standard Holding*	1,500	148
Core-Mark Holding	4,512	162
Cracker Barrel Old Country Store	1,917	253
Crocs*	7,690	64
CSS Industries	800	20
Culp	1,000	30
Daily Journal*	150	33
Dana	14,872	232
Dave & Buster’s Entertainment*	15,800	619
Deckers Outdoor*	3,200	191
Del Frisco’s Restaurant Group*	169,840	2,287
Del Taco Restaurants*	65,185	777
Delta Apparel*	700	12
Denny’s*	7,684	82
Destination XL Group*	2,800	12
DeVry Education Group	6,200	143
DineEquity	1,700	135
Dixie Group*	197,266	987
Domino’s Pizza	7,700	1,169
Dorman Products*	19,054	1,218
Drew Industries	2,382	233
DSW, Cl A	40,778	835
Duluth Holdings, Cl B*	1,100	29
El Pollo Loco Holdings*	2,100	26
Eldorado Resorts*	3,100	44
Empire Resorts*	559	11
Entercom Communications, Cl A	2,800	36
Entravision Communications, Cl A	6,800	52
Eros International, Cl A*	3,100	47
Escalade	800	10
Ethan Allen Interiors	2,481	78
Etsy*	10,400	149
EW Scripps, Cl A*	5,926	94
Express*	173,364	2,044
Federal-Mogul Holdings*	2,600	25
Fiesta Restaurant Group*	99,247	2,381
Finish Line, Cl A	105,488	2,436

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Five Below*	20,463	$824
Flexsteel Industries	700	36
Fogo De Chao*	700	7
Fossil Group*	4,200	117
Fox Factory Holding*	2,300	53
Francesca’s Holdings*	4,100	63
Fred’s, Cl A	76,393	692
FTD*	1,700	35
Gaia, Cl A*	700	5
Gannett	11,700	136
Genesco*	2,089	114
Gentherm*	3,604	113
G-III Apparel Group*	4,300	125
Global Eagle Entertainment*	4,300	36
GNC Holdings, Cl A	6,800	139
Golden Entertainment	1,100	14
GoPro, Cl A*	10,100	168
Grand Canyon Education*	4,544	184
Gray Television*	6,700	69
Green Brick Partners*	2,700	22
Group 1 Automotive	2,099	134
Guess?	6,196	91
Habit Restaurants, Cl A*	1,000	14
Haverty Furniture	2,000	40
Helen of Troy*	2,939	253
Hemisphere Media Group, Cl A*	700	9
Hibbett Sports*	2,300	92
Hooker Furniture	1,200	29
Horizon Global*	2,339	47
Houghton Mifflin Harcourt*	12,379	166
Hovnanian Enterprises, Cl A*	9,898	17
HSN	65,238	2,596
Iconix Brand Group*	3,823	31
IMAX*	24,000	695
Installed Building Products*	2,100	75
International Speedway, Cl A	2,500	84
Interval Leisure Group	11,300	194
Intrawest Resorts Holdings*	1,800	29
iRobot*	15,250	671
Isle of Capri Casinos*	2,600	58
J Alexander’s Holdings*	1,174	12
Jack in the Box	21,738	2,085
JAKKS Pacific*	1,500	13
Jamba*	1,200	13
John Wiley & Sons, Cl A	19,257	994
Johnson Outdoors, Cl A	400	15
K12*	3,500	50
KB Home	8,254	133
Kirkland’s*	173,971	2,119
Kona Grill*	152,829	1,921
La Quinta Holdings*	8,400	94
Lands’ End*	1,400	20
La-Z-Boy, Cl Z	4,897	120
LGI Homes*	1,600	59

Description	Shares	Value (000)
Libbey	2,010	$36
Liberty Braves Group, Cl A*	4,300	74
Liberty Media Group, Cl C*	7,319	207
Liberty Tax	400	5
Liberty TripAdvisor Holdings, Cl A*	7,200	157
LifeLock*	8,195	139
Lifetime Brands	900	12
Lindblad Expeditions Holdings*	119,953	1,080
Lithia Motors, Cl A	14,350	1,371
Loral Space & Communications*	1,200	47
Luby’s*	2,000	9
Lumber Liquidators Holdings*	2,749	54
M/I Homes*	2,300	54
Malibu Boats, Cl A*	113,549	1,692
Marcus	1,900	48
Marine Products	600	5
MarineMax*	2,281	48
Marriott Vacations Worldwide	2,289	168
Mattel	82,200	2,488
MCBC Holdings	800	9
MDC Holdings	115,737	2,987
MDC Partners, Cl A	5,055	54
Media General*	10,889	201
Meredith	24,815	1,291
Meritage Homes*	3,887	135
Metaldyne Performance Group	48,697	772
Modine Manufacturing*	26,113	310
Monarch Casino & Resort*	1,100	28
Monro Muffler Brake	12,663	775
Motorcar Parts of America*	1,700	49
Movado Group	1,351	29
MSG Networks*	5,692	106
NACCO Industries, Cl A	400	27
Nathan’s Famous*	300	16
National CineMedia	6,394	94
Nautilus*	3,200	73
New Home*	2,100	22
New Media Investment Group	3,664	57
New York Times, Cl A	12,389	148
Nexstar Broadcasting Group, Cl A	2,995	173
Noodles, Cl A*	800	4
Nutrisystem	2,900	86
Office Depot	55,000	196
Ollie’s Bargain Outlet Holdings*	2,100	55
Overstock.com*	1,000	15
Oxford Industries	74,165	5,021
Panera Bread, Cl A*	8,330	1,622
Papa John’s International	2,700	213
Party City Holdco*	2,900	50
Penn National Gaming*	7,419	101
Performance Sports Group*	4,100	17
Perry Ellis International*	1,000	19
PetMed Express	1,803	37
Pier 1 Imports	338,993	1,437

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Pinnacle Entertainment*	5,616	$69
Planet Fitness, Cl A*	1,500	30
Polaris Industries	31,520	2,441
Popeyes Louisiana Kitchen*	32,909	1,749
Potbelly*	2,100	26
Radio One, Cl D*	3,100	9
Reading International, Cl A*	1,400	19
Red Lion Hotels*	1,500	13
Red Robin Gourmet Burgers*	1,400	63
Red Rock Resorts, Cl A	3,100	73
Regis*	3,700	46
Rent-A-Center, Cl A	5,200	66
Restoration Hardware Holdings*	69,790	2,413
Ruby Tuesday*	5,200	13
Ruth’s Hospitality Group	2,940	42
Saga Communications, Cl A	300	14
Salem Media Group, Cl A	1,400	8
Scholastic	2,800	110
Scientific Games, Cl A*	5,358	60
Sears Holdings*	1,200	14
Sears Hometown and Outlet Stores*	1,400	7
SeaWorld Entertainment	127,880	1,724
Select Comfort*	74,791	1,615
Sequential Brands Group*	4,172	33
Shake Shack, Cl A*	1,600	55
Shoe Carnival	1,465	39
Shutterfly*	3,521	157
Sinclair Broadcast Group, Cl A	6,609	191
Smith & Wesson Holding*	5,445	145
Sonic	4,700	123
Sonic Automotive, Cl A	2,931	55
Sotheby’s	5,197	197
Spartan Motors	3,500	34
Speedway Motorsports	900	16
Sportsman’s Warehouse Holdings*	2,700	28
Stage Stores	2,581	14
Standard Motor Products	2,214	106
Stein Mart	261,414	1,660
Steven Madden*	6,165	213
Stoneridge*	2,400	44
Strattec Security	272	10
Strayer Education*	1,008	47
Sturm Ruger	1,889	109
Superior Industries International	2,431	71
Superior Uniform Group	700	14
Tailored Brands	4,968	78
Taylor Morrison Home, Cl A*	2,900	51
Tenneco*	57,773	3,366
Texas Roadhouse, Cl A	6,660	260
Tile Shop Holdings*	3,400	56
Tilly’s, Cl A*	900	8
Time	10,485	152
TopBuild*	3,800	126
Tower International	1,954	47

Description	Shares	Value (000)
Townsquare Media, Cl A*	900	$8
TRI Pointe Group*	14,843	196
tronc	2,700	46
Tuesday Morning*	5,000	30
UCP, Cl A*	29,727	262
Ulta Salon Cosmetics & Fragrance*	7,540	1,794
Unifi*	1,598	47
Unique Fabricating	11,112	136
Universal Electronics*	1,400	104
Vail Resorts	12,600	1,977
Vera Bradley*	1,900	29
Vince Holding*	2,154	12
Vista Outdoor*	53,290	2,124
Vitamin Shoppe*	2,405	65
Wayfair, Cl A*	3,100	122
WCI Communities*	2,300	55
Weight Watchers International*	2,400	25
West Marine*	1,300	11
Weyco Group	500	13
William Lyon Homes, Cl A*	2,500	46
Wingstop, Cl A	1,600	47
Winmark	200	21
Winnebago Industries	2,700	64
Wolverine World Wide	58,427	1,346
Workhorse Group*	1,400	10
World Wrestling Entertainment, Cl A	63,731	1,358
ZAGG*	112,469	912
Zoe’s Kitchen*	1,900	42
Zumiez*	1,670	30

		112,868

Consumer Staples – 2.5%
AdvancePierre Foods Holdings	2,200	61
Alico	200	5
Alliance One International*	900	17
Amplify Snack Brands*	3,100	50
Andersons	67,684	2,449
Avon Products	43,800	248
B&G Foods	32,792	1,613
Blue Buffalo Pet Products*	29,000	689
Boston Beer, Cl A*	879	135
Calavo Growers	1,600	105
Cal-Maine Foods	3,100	119
Central Garden & Pet*	4,400	111
Chefs’ Warehouse*	56,950	634
Coca-Cola Bottling Consolidated	444	66
Craft Brew Alliance*	1,700	32
Darling Ingredients*	16,297	220
Dean Foods	9,155	150
elf Beauty*	10,557	297
Farmer Brothers*	800	28
Flowers Foods	72,236	1,092
Fresh Del Monte Produce	3,200	192
Freshpet*	1,800	16
Herbalife*	13,871	860

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
HRG Group*	11,821	$185
Ingles Markets, Cl A	1,299	51
Inter Parfums	23,887	771
Inventure Foods*	134,098	1,261
J&J Snack Foods	1,480	176
John B Sanfilippo & Son	900	46
Lancaster Colony	1,941	256
Landec*	3,400	46
Lifevantage*	1,400	13
Lifeway Foods*	300	5
Limoneira	900	17
Medifast	1,000	38
MGP Ingredients	1,300	53
National Beverage*	1,200	53
Natural Grocers by Vitamin Cottage*	700	8
Natural Health Trends	600	17
Nature’s Sunshine Products	800	13
Nu Skin Enterprises, Cl A	14,223	921
Nutraceutical International*	1,100	34
Oil-Dri Corp of America	600	23
Omega Protein*	2,200	51
Orchids Paper Products	900	25
Performance Food Group*	3,700	92
Post Holdings*	11,040	852
PriceSmart	1,952	163
Primo Water*	2,200	27
Revlon, Cl A*	1,300	48
Sanderson Farms	2,126	205
Seaboard*	893	3,073
Seneca Foods, Cl A*	700	20
Smart & Final Stores*	2,000	26
Snyder’s-Lance	56,981	1,914
SpartanNash	3,641	105
SUPERVALU*	26,425	132
Synutra International*	1,100	5
Tootsie Roll Industries	1,688	62
TreeHouse Foods*	17,460	1,522
Turning Point Brands*	1,200	14
United Natural Foods*	5,029	201
Universal	2,261	132
USANA Health Sciences*	500	69
Vector Group	9,183	198
Village Super Market, Cl A	800	26
WD-40	1,387	155
Weis Markets	1,097	58

		22,351

Energy – 4.2%
Abraxas Petroleum*	18,200	31
Adams Resources & Energy	200	8
Alon USA Energy	2,800	23
Archrock	7,252	95
Ardmore Shipping	148,226	1,044
Atwood Oceanics	5,600	49
Bill Barrett*	5,671	32

Description	Shares	Value (000)
Bristow Group	3,187	$45
California Resources	3,300	41
Callon Petroleum*	74,590	1,171
Capital Product Partners(A)	129,946	424
CARBO Ceramics	1,559	17
Carrizo Oil & Gas*	5,565	226
Clayton Williams Energy*	5,363	458
Clean Energy Fuels*	9,152	41
Cobalt International Energy*	42,600	53
Contango Oil & Gas*	1,841	19
CVR Energy	1,700	23
Dawson Geophysical*	2,100	16
Delek US Holdings	187,985	3,250
Denbury Resources*	35,000	113
DHT Holdings	8,500	36
Diamondback Energy*	18,600	1,796
Dorian LPG*	1,800	11
Eclipse Resources*	237,993	783
EP Energy, Cl A*	4,000	18
Era Group*	1,600	13
Evolution Petroleum	3,800	24
EXCO Resources*	12,700	14
Exterran*	3,026	47
Fairmount Santrol Holdings*	9,009	76
Forum Energy Technologies*	5,730	114
Frontline	6,740	48
GasLog	4,027	59
Gener8 Maritime*	4,100	21
Geospace Technologies*	1,114	22
Golar LNG	8,800	187
Green Plains	19,518	511
Helix Energy Solutions Group*	9,771	79
Hornbeck Offshore Services*	2,900	16
Independence Contract Drilling*	3,000	16
Isramco*	39	3
Jones Energy, Cl A*	163,403	582
Matador Resources*	8,300	202
Matrix Service*	2,800	53
McDermott International*	24,084	121
Nabors Industries	160,690	1,954
Natural Gas Services Group*	1,000	25
Navios Maritime Acquisition	6,900	9
Newfield Exploration*	39,700	1,725
Newpark Resources*	8,298	61
Nordic American Tankers	8,800	89
Northern Oil and Gas*	5,000	13
Oasis Petroleum*	17,700	203
Oceaneering International	123,675	3,401
Oil States International*	5,200	164
Overseas Shipholding Group, Cl A	3,800	40
Pacific Ethanol*	4,200	29
Panhandle Oil and Gas, Cl A	1,500	26
Par Pacific Holdings*	3,187	42
Parker Drilling*	13,402	29

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Parsley Energy, Cl A*	49,000	$1,642
PDC Energy*	24,070	1,614
PHI*	1,000	18
Pioneer Energy Services*	5,274	21
Renewable Energy Group*	4,700	40
Resolute Energy*	32,195	839
REX American Resources*	700	59
RigNet*	900	14
Ring Energy*	236,265	2,587
RPC*	5,342	90
RSP Permian*	7,800	302
Sanchez Energy*	5,796	51
Scorpio Tankers	18,275	85
SEACOR Holdings*	1,600	95
Seadrill*	37,600	89
SemGroup, Cl A	5,264	186
Ship Finance International	6,200	91
Synergy Resources*	342,924	2,376
Teekay	4,600	35
Teekay Tankers, Cl A	12,200	31
Tesco	4,400	36
TETRA Technologies*	182,096	1,113
Tidewater	4,200	12
Unit*	5,000	93
US Silica Holdings	26,667	1,242
W&T Offshore*	2,600	5
Western Refining	144,065	3,811
Westmoreland Coal*	1,324	12
Willbros Group*	4,500	8

		36,438

Financials – 15.4%
1st Source	1,520	54
Access National	700	17
ACNB	600	16
Allegiance Bancshares*	1,100	30
Altisource Residential‡	5,100	56
Ambac Financial Group*	4,400	81
American Capital Mortgage Investment‡	4,700	81
American Equity Investment Life Holding	64,185	1,138
American Financial Group	35,535	2,665
American National Bankshares	800	22
Ameris Bancorp	3,400	119
AMERISAFE	1,866	110
Ames National	700	19
Anworth Mortgage Asset‡	10,298	51
Apollo Commercial Real Estate Finance‡	7,255	119
Ares Commercial Real Estate‡	2,400	30
Argo Group International Holdings	2,878	162
Arlington Asset Investment, Cl A	2,200	33
ARMOUR Residential‡	3,612	81
Arrow Financial	1,456	48

Description	Shares	Value (000)
Associated Capital Group	500	$18
Assurant	30,420	2,806
Astoria Financial	9,167	134
Atlantic Capital Bancshares*	20,384	305
Atlas Financial Holdings*	900	14
B. Riley Financial	1,000	13
Baldwin & Lyons, Cl B	700	18
Banc of California	60,087	1,049
BancFirst	800	58
Banco Latinoamericano de Comercio Exterior, Cl E	3,000	85
Bancorp*	78,628	505
BancorpSouth	8,544	198
Bank Mutual	86,620	665
Bank of Hawaii	38,350	2,785
Bank of Marin Bancorp	500	25
Bank of the Ozarks	8,844	340
BankFinancial	1,600	20
Bankwell Financial Group	600	14
Banner	3,116	136
Bar Harbor Bankshares	700	26
BBX Capital, Cl A*	519	11
Bear State Financial	1,400	13
Beneficial Bancorp	6,939	102
Berkshire Hills Bancorp	36,610	1,014
BGC Partners, Cl A	21,653	189
Blue Capital Reinsurance Holdings	600	11
Blue Hills Bancorp	2,400	36
BNC Bancorp	106,205	2,583
BofI Holding*	5,900	132
Boston Private Financial Holdings	8,174	105
Bridge Bancorp	55,110	1,576
Brookline Bancorp	89,455	1,090
Bryn Mawr Bank	1,600	51
BSB Bancorp*	800	19
C&F Financial	300	13
Calamos Asset Management, Cl A	1,300	9
Camden National	1,100	53
Capital Bank Financial, Cl A	1,834	59
Capital City Bank Group	800	12
Capitol Federal Financial	12,685	178
Capstar Financial Holdings*	31,263	530
Capstead Mortgage‡	9,500	90
Cardinal Financial	24,259	633
Carolina Financial	1,100	25
Cascade Bancorp*	90,926	551
Cathay General Bancorp	7,411	228
CenterState Banks	4,500	80
Central Pacific Financial	2,864	72
Central Valley Community Bancorp	900	14
Century Bancorp, Cl A	300	14
Charter Financial	1,159	15
Chemical Financial	29,318	1,294
Chemung Financial	300	9

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Citizens, Cl A*	4,600	$43
Citizens & Northern	1,600	35
City Holding	1,537	77
Clifton Bancorp	2,189	33
CNB Financial	1,200	25
CNO Financial Group	17,826	272
CoBiz Financial	199,619	2,657
Codorus Valley Bancorp	800	18
Cohen & Steers	40,960	1,752
Colony Capital, Cl A‡	11,200	204
Columbia Banking System	57,444	1,880
Commerce Bancshares	59,430	2,928
Community Bank System	4,354	209
Community Trust Bancorp	1,488	55
CommunityOne Bancorp*	900	12
ConnectOne Bancorp	2,860	52
County Bancorp	500	10
Cowen Group, Cl A*	9,004	33
Crawford, Cl B	2,000	23
CU Bancorp*	25,464	581
Customers Bancorp*	77,051	1,939
CVB Financial	10,018	176
CYS Investments‡	15,004	131
Diamond Hill Investment Group	300	55
Dime Community Bancshares	3,343	56
Donegal Group, Cl A	700	11
Dynex Capital‡	4,600	34
Eagle Bancorp*	51,654	2,548
eHealth*	1,500	17
EMC Insurance Group	950	26
Employers Holdings	3,200	95
Encore Capital Group*	2,300	52
Enova International*	3,572	35
Enstar Group*	1,200	197
Enterprise Bancorp	1,226	34
Enterprise Financial Services	1,800	56
Equity Bancshares, Cl A*	500	13
ESSA Bancorp	900	12
Essent Group*	109,707	2,918
EverBank Financial	10,241	198
Evercore Partners, Cl A	3,863	199
EZCORP, Cl A*	6,000	66
Farmers Capital Bank	800	24
Farmers National Banc	2,600	28
FBL Financial Group, Cl A	1,000	64
FBR	700	9
FCB Financial Holdings, Cl A*	3,000	115
Federal Agricultural Mortgage, Cl C	900	36
Federated National Holding	1,300	24
Fidelity & Guaranty Life	1,300	30
Fidelity Southern	2,212	41
Fifth Street Asset Management, Cl A	300	2
Financial Engines	5,335	159
Financial Institutions	1,200	33

Description	Shares	Value (000)
First Bancorp	3,400	$74
First BanCorp*	12,600	66
First Busey	3,069	69
First Business Financial Services	600	14
First Citizens BancShares, Cl A	744	219
First Commonwealth Financial	8,838	89
First Community Bancshares	1,700	42
First Community Financial Partners*	1,400	13
First Connecticut Bancorp	55,971	996
First Defiance Financial	1,000	45
First Financial	900	37
First Financial Bancorp	44,361	969
First Financial Bankshares	6,342	231
First Financial Northwest	900	13
First Foundation*	27,308	674
First Horizon National	143,087	2,179
First Internet Bancorp	500	12
First Interstate BancSystem, Cl A	2,100	66
First Merchants	45,912	1,228
First Mid-Illinois Bancshares	600	16
First Midwest Bancorp	73,374	1,421
First NBC Bank Holding*	1,700	16
First Northwest Bancorp*	1,200	16
First of Long Island	1,546	51
First Republic Bank	19,600	1,511
FirstCash	4,917	232
Flagstar Bancorp*	2,200	61
Flushing Financial	2,786	66
FNB	304,145	3,741
FNFV Group*	6,800	85
Franklin Financial Network*	1,000	37
Fulton Financial	17,400	253
GAIN Capital Holdings	2,900	18
GAMCO Investors, Cl A	500	14
Genworth Financial, Cl A*	50,100	248
German American Bancorp	1,500	58
Glacier Bancorp	7,549	215
Global Indemnity, Cl A*	700	21
Great Ajax‡	1,400	19
Great Southern Bancorp	1,000	41
Great Western Bancorp	33,641	1,121
Green Bancorp*	2,200	24
Green Dot, Cl A*	4,200	97
Greenhill	2,727	64
Greenlight Capital, Cl A*	2,748	56
Guaranty Bancorp	63,346	1,131
Hallmark Financial Services*	1,100	11
Hancock Holding	70,698	2,293
Hanmi Financial	3,283	86
Hannon Armstrong Sustainable Infrastructure Capital‡	103,781	2,426
HarborOne Bancorp*	1,500	—
HCI Group	700	21
Heartland Financial USA	2,300	83

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Hennessy Advisors	300	$11
Heritage Commerce	57,915	634
Heritage Financial	147,508	2,648
Heritage Insurance Holdings	3,300	48
Heritage Oaks Bancorp	73,150	600
Hilltop Holdings*	7,699	173
Hingham Institution for Savings	100	14
Home Bancorp	600	17
Home BancShares	12,026	250
HomeStreet*	2,190	55
HomeTrust Bancshares*	1,800	33
Hope Bancorp	13,212	229
Horace Mann Educators	88,870	3,258
Horizon Bancorp	1,600	47
Houlihan Lokey, Cl A	1,300	33
IBERIABANK	40,815	2,740
Impac Mortgage Holdings*	800	11
Independence Holding	500	9
Independent Bank	59,685	3,158
Independent Bank Group	1,100	49
Infinity Property & Casualty	1,082	89
International Bancshares	5,481	163
INTL. FCStone*	1,400	54
Invesco Mortgage Capital‡	11,152	170
Investment Technology Group	3,400	58
Investors Bancorp	29,553	355
Investors Title	100	10
James River Group Holdings	1,500	54
Janus Capital Group	14,387	202
KCG Holdings, Cl A*	4,978	77
Kearny Financial	9,132	124
Kemper	4,213	166
Ladder Capital, Cl A‡	3,951	52
Ladenburg Thalmann Financial Services*	8,400	19
Lake Sunapee Bank Group	800	14
Lakeland Bancorp	4,189	59
Lakeland Financial	2,292	81
LCNB	900	16
LegacyTexas Financial Group	12,229	387
LendingClub*	32,700	202
LendingTree*	600	58
Live Oak Bancshares	2,000	29
Macatawa Bank	2,800	22
Maiden Holdings	6,134	78
MainSource Financial Group	2,300	57
Manning & Napier, Cl A	1,600	11
MarketAxess Holdings	3,919	648
Marlin Business Services	800	16
MB Financial	7,614	290
MBIA*	13,700	107
MBT Financial	1,900	17
Medley Management, Cl A	300	3

Description	Shares	Value (000)
Mercantile Bank	1,600	$43
Merchants Bancshares	600	19
Meridian Bancorp	4,934	77
Meta Financial Group	755	46
MGIC Investment*	33,910	271
Middleburg Financial	500	14
Midland States Bancorp	500	13
MidWestOne Financial Group	900	27
Moelis, Cl A	1,900	51
Mortgage Investment Trust‡	2,800	44
MutualFirst Financial	600	17
National Bank Holdings, Cl A	142,804	3,337
National Bankshares	800	29
National Commerce*	1,200	32
National General Holdings	4,800	107
National Interstate	700	23
National Western Life Group, Cl A	293	60
Nationstar Mortgage Holdings*	3,600	53
Navigators Group	1,087	105
NBT Bancorp	4,222	139
Nelnet, Cl A	2,059	83
New Residential Investment‡	24,143	333
New York Mortgage Trust‡	11,510	69
NewStar Financial*	2,200	21
Nicolet Bankshares*	800	31
NMI Holdings, Cl A*	4,300	33
Northfield Bancorp	4,200	68
Northrim BanCorp	700	18
Northwest Bancshares	104,633	1,643
OceanFirst Financial	2,000	39
Ocwen Financial*	9,500	35
OFG Bancorp	4,283	43
Old Line Bancshares	900	18
Old National Bancorp	217,564	3,059
Old Second Bancorp	2,700	22
OM Asset Management	4,200	58
On Deck Capital*	5,000	29
OneBeacon Insurance Group, Cl A	30,715	439
Oppenheimer Holdings, Cl A	704	10
Opus Bank	52,417	1,854
Orchid Island Capital, Cl A‡	2,300	24
Oritani Financial	3,859	61
Orrstown Financial Services	800	16
Owens Realty Mortgage‡	1,000	17
Pacific Continental	2,100	35
Pacific Mercantile Bancorp*	1,600	12
Pacific Premier Bancorp*	16,997	450
PacWest Bancorp	24,027	1,031
Park National	1,289	124
Park Sterling	331,054	2,688
Patriot National*	800	7
Peapack Gladstone Financial	1,600	36
Penns Woods Bancorp	352	16
PennyMac Financial Services, Cl A*	1,100	19

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
PennyMac Mortgage Investment Trust‡	6,767	$105
Peoples Bancorp	1,700	42
Peoples Financial Services	600	24
People’s Utah Bancorp	1,400	28
PHH*	5,517	80
PICO Holdings*	1,900	22
Pinnacle Financial Partners	4,324	234
Piper Jaffray*	1,600	77
PJT Partners	1,900	52
PRA Group*	4,561	158
Preferred Bank	1,300	46
Premier Financial Bancorp	900	15
Primerica	55,630	2,951
PrivateBancorp	41,953	1,926
Prosperity Bancshares	45,688	2,508
Provident Bancorp*	600	9
Provident Financial Holdings	700	14
Provident Financial Services	6,068	129
Pzena Investment Management, Cl A	800	6
QCR Holdings	1,300	41
Radian Group	21,443	291
Redwood Trust‡	7,600	108
Regional Management*	900	19
Renasant	4,022	135
Republic Bancorp, Cl A	1,000	31
Republic First Bancorp*	3,500	14
Resource Capital‡	2,658	34
RLI	3,796	259
S&T Bancorp	3,374	98
Safeguard Scientifics*	1,600	21
Safety Insurance Group	1,403	94
Sandy Spring Bancorp	2,370	72
Seacoast Banking Corp of Florida*	3,100	50
Selective Insurance Group	5,648	225
ServisFirst Bancshares	2,300	119
Shore Bancshares	1,300	15
SI Financial Group	1,200	16
Sierra Bancorp	1,100	21
Silvercrest Asset Management Group, Cl A	700	8
Simmons First National, Cl A	2,954	147
Solar Capital	46,163	948
South State	2,400	180
Southern First Bancshares*	600	17
Southern Missouri Bancorp	600	15
Southern National Bancorp of Virginia	64,392	840
Southside Bancshares	2,454	79
Southwest Bancorp	91,900	1,745
State Auto Financial	20,954	499
State Bank Financial	95,521	2,180
State National	3,100	34

Description	Shares	Value (000)
Sterling Bancorp	12,645	$221
Stewart Information Services	24,705	1,098
Stifel Financial*	6,410	246
Stock Yards Bancorp	2,250	74
Stonegate Bank	65,233	2,202
Stonegate Mortgage*	68,720	315
Suffolk Bancorp	1,000	35
Summit Financial Group	900	17
Sun Bancorp	1,240	29
Synovus Financial	32,375	1,053
Territorial Bancorp	684	20
Texas Capital Bancshares*	10,535	579
Third Point Reinsurance*	6,817	82
Tiptree Financial	2,800	17
Tompkins Financial	1,491	114
Towne Bank	5,560	134
TriCo Bancshares	2,000	54
TriState Capital Holdings*	2,300	37
Triumph Bancorp*	1,400	28
Trupanion*	1,600	27
TrustCo Bank	8,770	62
Trustmark	6,728	185
UMB Financial	38,777	2,305
Umpqua Holdings	81,906	1,233
Union Bankshares	4,676	128
United Bankshares	6,531	246
United Community Banks	7,016	147
United Community Financial	5,900	42
United Development Funding IV‡	2,800	9
United Financial Bancorp	4,951	69
United Fire Group	2,100	89
United Insurance Holdings	1,700	29
Universal Insurance Holdings	3,447	87
Univest Corp of Pennsylvania	2,490	58
Valley National Bancorp	24,673	240
Veritex Holdings*	900	16
Virtu Financial, Cl A	2,600	39
Virtus Investment Partners	660	65
Waddell & Reed Financial, Cl A	7,900	143
Walker & Dunlop*	2,900	73
Walter Investment Management*	2,925	12
Washington Federal	9,194	245
Washington Trust Bancorp	1,585	64
WashingtonFirst Bankshares	23,026	567
Waterstone Financial	2,600	44
Webster Financial	9,485	361
WesBanco	57,136	1,879
West Bancorporation	2,000	39
Westamerica Bancorporation	2,600	132
Western Asset Mortgage Capital‡	4,451	46
Westfield Financial	1,700	13
Westwood Holdings Group	800	42
Wintrust Financial	5,310	295
WisdomTree Investments	11,404	117

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
WMIH*	21,200	$50
World Acceptance*	600	29
WSFS Financial	2,800	102
Xenith Bankshares*	11,400	26
Yadkin Financial	4,959	130

		135,152

Health Care – 13.4%
AAC Holdings*	1,000	17
Abaxis	2,133	110
ABIOMED*	6,920	890
Accelerate Diagnostics*	2,244	61
Acceleron Pharma*	2,700	98
Accuray*	8,569	55
AcelRx Pharmaceuticals*	3,700	14
Aceto	3,000	57
Achillion Pharmaceuticals*	11,209	91
Aclaris Therapeutics*	900	23
Acorda Therapeutics*	4,304	90
Adamas Pharmaceuticals*	1,600	26
Addus HomeCare*	1,100	29
Adeptus Health, Cl A*	1,300	56
Aduro Biotech*	3,700	46
Advaxis*	3,500	37
Adverum Biotechnologies*	1,400	6
Aerie Pharmaceuticals*	2,500	94
Agenus*	8,600	62
Agile Therapeutics*	1,100	8
Agilent Technologies	34,800	1,639
Aimmune Therapeutics*	2,700	41
Air Methods*	3,588	113
Akebia Therapeutics*	3,600	33
Albany Molecular Research*	2,800	46
Alder Biopharmaceuticals*	4,700	154
Align Technology*	28,555	2,676
Almost Family*	700	26
AMAG Pharmaceuticals*	3,500	86
Amedisys*	18,438	875
American Renal Associates Holdings*	50,505	923
Amicus Therapeutics*	15,400	114
AMN Healthcare Services*	4,800	153
Amphastar Pharmaceuticals*	4,000	76
Ampio Pharmaceuticals*	4,600	3
Amsurg, Cl A*	31,236	2,094
Analogic	1,271	113
Anavex Life Sciences*	6,500	24
AngioDynamics*	2,800	49
ANI Pharmaceuticals*	14,545	965
Anika Therapeutics*	1,400	67
Anthera Pharmaceuticals*	3,900	12
Applied Genetic Technologies*	1,300	13
Aptevo Therapeutics*	1,690	4
Aratana Therapeutics*	3,700	35
Ardelyx*	3,900	50

Description	Shares	Value (000)
Arena Pharmaceuticals*	25,828	$45
Argos Therapeutics*	3,300	16
ARIAD Pharmaceuticals*	45,355	621
Array BioPharma*	13,422	91
Arrowhead Pharmaceuticals*	6,000	44
Asterias Biotherapeutics*	4,300	18
Atara Biotherapeutics*	2,400	51
Athersys*	8,000	17
AtriCure*	2,900	46
Atrion	128	55
Avexis*	500	21
Avinger*	1,100	5
AxoGen*	2,500	23
Axovant Sciences*	2,600	36
Axsome Therapeutics*	1,400	11
Bellicum Pharmaceuticals*	2,200	44
BioCryst Pharmaceuticals*	6,637	29
Bio-Path Holdings*	8,700	12
BioScrip*	14,300	41
BioSpecifics Technologies*	500	23
BioTelemetry*	2,700	50
BioTime*	9,500	37
Bluebird Bio*	3,700	251
Blueprint Medicines*	2,100	62
Cambrex*	3,136	139
Cantel Medical	21,188	1,652
Capital Senior Living*	2,845	48
Cara Therapeutics*	1,500	13
Cardiovascular Systems*	51,631	1,226
Castlight Health, Cl B*	3,000	12
Catalent*	9,900	256
Celldex Therapeutics*	8,604	35
Cellular Biomedicine Group*	1,400	20
Cempra*	4,300	104
Cepheid*	35,366	1,862
Cerus*	9,600	60
Charles River Laboratories International*	10,227	852
Chemed	10,688	1,508
ChemoCentryx*	2,400	14
Chimerix*	4,000	22
ChromaDex*	3,000	9
Cidara Therapeutics*	1,800	21
Civitas Solutions*	1,600	29
Clovis Oncology*	3,337	120
Coherus Biosciences*	31,324	839
Collegium Pharmaceutical*	1,400	27
Community Health Systems*	11,000	127
Computer Programs & Systems	1,182	31
Concert Pharmaceuticals*	1,900	19
ConforMIS*	3,700	37
CONMED	2,866	115
Cooper	5,900	1,058
Corcept Therapeutics*	7,300	47

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Corindus Vascular Robotics*	2,500	$3
CorVel*	900	35
Cotiviti Holdings*	1,300	44
Cross Country Healthcare*	82,833	976
CryoLife	77,800	1,367
Curis*	14,900	39
Cutera*	1,000	12
Cynosure, Cl A*	39,125	1,993
Cytokinetics*	3,000	28
CytomX Therapeutics*	2,100	33
CytRx*	8,500	5
Depomed*	75,200	1,880
Dermira*	2,700	91
DexCom*	23,735	2,080
Dimension Therapeutics*	1,300	10
Diplomat Pharmacy*	4,500	126
Durect*	17,600	24
Dynavax Technologies*	4,040	42
Eagle Pharmaceuticals*	900	63
Edge Therapeutics*	1,700	18
Editas Medicine*	900	12
Egalet*	2,300	18
Eiger BioPharmaceuticals*	400	5
Emergent BioSolutions*	3,379	107
Enanta Pharmaceuticals*	1,400	37
Endocyte*	2,600	8
Endologix*	8,039	103
Ensign Group	4,686	94
Entellus Medical*	500	11
Enzo Biochem*	4,100	21
Epizyme*	4,200	41
Esperion Therapeutics*	2,100	29
Evolent Health, Cl A*	55,855	1,375
Exact Sciences*	11,080	206
Exactech*	1,100	30
Exelixis*	125,105	1,600
FibroGen*	5,014	104
Five Prime Therapeutics*	2,800	147
Flex Pharma*	1,300	15
Flexion Therapeutics*	2,800	55
Fluidigm*	2,298	18
Fortress Biotech*	3,600	11
Foundation Medicine*	1,702	40
Galena Biopharma*	21,800	8
Genesis Healthcare, Cl A*	2,200	6
GenMark Diagnostics*	4,800	57
Genomic Health*	1,900	55
Geron*	16,300	37
Glaukos*	1,700	64
Global Blood Therapeutics*	1,500	35
Globus Medical, Cl A*	6,996	158
GlycoMimetics*	1,300	9
Haemonetics*	5,053	183
Halozyme Therapeutics*	11,379	137

Description	Shares	Value (000)
Halyard Health*	4,800	$166
HealthEquity*	4,300	163
HealthSouth	138,821	5,633
HealthStream*	2,600	72
Healthways*	3,300	87
Heron Therapeutics*	3,300	57
Heska*	800	44
HMS Holdings*	69,277	1,536
Horizon Pharma*	60,570	1,098
ICON*	15,225	1,178
ICU Medical*	1,500	190
Idera Pharmaceuticals*	7,300	19
IDEXX Laboratories*	38,620	4,353
Ignyta*	2,100	13
Immune Design*	1,000	8
ImmunoGen*	7,845	21
Immunomedics*	8,700	28
Impax Laboratories*	7,278	172
INC Research Holdings, Cl A*	4,100	183
Infinity Pharmaceuticals*	4,000	6
Innoviva	8,100	89
Inogen*	1,700	102
Inotek Pharmaceuticals*	1,800	17
Inovio Pharmaceuticals*	6,600	62
Insmed*	6,424	93
Insulet*	44,893	1,838
Insys Therapeutics*	2,584	30
Integer Holdings*	3,037	66
Integra LifeSciences Holdings*	18,378	1,517
Intellia Therapeutics*	700	12
Intercept Pharmaceuticals*	4,869	801
Intersect ENT*	35,948	569
Intra-Cellular Therapies, Cl A*	16,993	259
Invacare	3,004	34
Invitae*	2,400	21
InVivo Therapeutics Holdings*	3,200	22
iRadimed*	200	3
IRIDEX*	800	12
Ironwood Pharmaceuticals, Cl A*	12,848	204
K2M Group Holdings*	40,605	722
Karyopharm Therapeutics*	3,300	32
Keryx Biopharmaceuticals*	8,177	43
Kindred Healthcare	286,581	2,930
Kite Pharma*	3,886	217
La Jolla Pharmaceutical*	1,200	29
Laboratory Corp of America Holdings*	13,700	1,883
Landauer	1,000	44
Lannett*	2,638	70
LeMaitre Vascular	1,200	24
Lexicon Pharmaceuticals*	31,685	573
LHC Group*	1,412	52
Ligand Pharmaceuticals*	13,795	1,408
Lion Biotechnologies*	6,400	53

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Lipocine*	1,700	$8
Loxo Oncology*	1,400	37
Luminex*	3,900	89
MacroGenics*	3,200	96
Magellan Health*	2,444	131
MannKind*	33,832	21
Masimo*	4,215	251
Medgenics*	1,700	9
Medicines*	27,980	1,056
MediciNova*	3,100	23
Medidata Solutions*	26,836	1,496
MEDNAX*	23,994	1,590
Medpace Holdings*	800	24
Meridian Bioscience	4,316	83
Merit Medical Systems*	93,443	2,269
Merrimack Pharmaceuticals*	11,497	73
Mettler-Toledo International*	2,125	892
MiMedx Group*	9,900	85
Minerva Neurosciences*	1,700	24
Mirati Therapeutics*	1,000	7
Molina Healthcare*	4,277	249
Momenta Pharmaceuticals*	6,753	79
MyoKardia*	1,300	21
Myriad Genetics*	6,700	138
NanoString Technologies*	43,840	876
NantKwest*	2,800	22
Natera*	2,700	30
National HealthCare	1,100	73
National Research, Cl A	800	13
Natus Medical*	3,283	129
Nektar Therapeutics*	12,850	221
Neogen*	3,673	205
NeoGenomics*	127,120	1,045
Neos Therapeutics*	1,600	11
Neurocrine Biosciences*	6,700	339
Nevro*	35,958	3,753
NewLink Genetics*	1,841	28
Nobilis Health*	5,800	19
Novavax*	26,834	56
Novocure*	5,300	45
NuVasive*	53,131	3,541
NxStage Medical*	6,500	162
Ocular Therapeutix*	1,100	8
Omeros*	3,900	44
Omnicell*	3,682	141
OncoMed Pharmaceuticals*	2,900	33
Ophthotech*	3,000	138
OraSure Technologies*	4,800	38
Organovo Holdings*	8,700	33
Orthofix International*	1,759	75
Osiris Therapeutics	1,600	8
Otonomy*	2,200	40
OvaScience*	3,600	26
Owens & Minor	6,259	217

Description	Shares	Value (000)
Oxford Immunotec Global*	1,900	$24
Pacific Biosciences of California*	8,000	72
Pacira Pharmaceuticals*	3,610	124
Paratek Pharmaceuticals*	1,600	21
PAREXEL International*	38,134	2,648
PDL BioPharma	15,031	50
Penumbra*	11,695	889
Pfenex*	1,200	11
PharmAthene*	6,500	19
PharMerica*	2,800	79
Phibro Animal Health, Cl A	2,000	54
Portola Pharmaceuticals, Cl A*	5,099	116
PRA Health Sciences*	27,420	1,550
Press Ganey Holdings*	2,300	93
Prestige Brands Holdings*	27,929	1,349
Progenics Pharmaceuticals*	6,500	41
Proteostasis Therapeutics*	700	11
Prothena*	3,600	216
Providence Service*	33,565	1,632
PTC Therapeutics*	3,100	43
Puma Biotechnology*	2,600	174
Quality Systems	5,300	60
Quidel*	58,840	1,300
Quorum Health*	3,100	19
Radius Health*	3,100	168
RadNet*	4,200	31
Raptor Pharmaceutical*	9,607	86
Reata Pharmaceuticals, Cl A*	600	16
REGENXBIO*	2,100	29
Regulus Therapeutics*	2,500	8
Repligen*	3,400	103
Retrophin*	3,800	85
Revance Therapeutics*	2,200	36
Rigel Pharmaceuticals*	11,800	43
Rockwell Medical*	4,500	30
RTI Surgical*	4,100	13
Sage Therapeutics*	3,000	138
Sangamo BioSciences*	6,333	29
Sarepta Therapeutics*	4,400	270
SciClone Pharmaceuticals*	5,200	53
Second Sight Medical Products*	1,282	5
Select Medical Holdings*	10,600	143
Senseonics Holdings*	2,900	11
Seres Therapeutics*	1,900	23
Sorrento Therapeutics*	2,100	16
Spark Therapeutics*	2,100	126
Spectranetics*	63,211	1,586
Spectrum Pharmaceuticals*	9,699	45
STAAR Surgical*	4,900	46
Stemline Therapeutics*	1,300	14
Sucampo Pharmaceuticals, Cl A*	2,100	26
Supernus Pharmaceuticals*	53,835	1,331
Surgery Partners*	1,900	38
Surgical Care Affiliates*	2,700	132

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Surmodics*	1,600	$48
Syndax Pharmaceuticals*	1,100	17
Synergy Pharmaceuticals*	18,900	104
Synthetic Biologics*	7,900	14
T2 Biosystems*	1,700	12
Tandem Diabetes Care*	135,017	1,034
Team Health Holdings*	6,768	220
Teladoc*	2,200	40
Teligent*	4,000	30
TESARO*	2,663	267
Tetraphase Pharmaceuticals*	3,000	11
TG Therapeutics*	4,900	38
TherapeuticsMD*	14,900	101
Theravance Biopharma	3,858	140
Titan Pharmaceuticals*	2,000	12
Tobira Therapeutics*	900	36
Tokai Pharmaceuticals*	1,000	2
TransEnterix*	5,800	10
Trevena*	4,700	32
Triple-S Management, Cl B*	2,469	54
Trovagene*	1,700	8
Ultragenyx Pharmaceutical*	10,900	773
Universal American	6,000	46
US Physical Therapy	1,200	75
Utah Medical Products	300	18
Vanda Pharmaceuticals*	67,100	1,117
Vascular Solutions*	14,380	694
VCA*	15,620	1,093
Veracyte*	1,300	10
Versartis*	2,900	36
Vitae Pharmaceuticals*	2,700	56
Vital Therapies*	2,700	17
Vocera Communications*	46,699	789
Voyager Therapeutics*	1,200	14
VWR*	99,330	2,817
WaVe Life Sciences*	800	26
WellCare Health Plans*	20,700	2,424
West Pharmaceutical Services	13,580	1,012
Wright Medical Group*	47,613	1,168
XBiotech*	1,800	24
Xencor*	3,200	78
Zafgen*	2,600	9
Zeltiq Aesthetics*	26,290	1,031
ZIOPHARM Oncology*	12,110	68
Zogenix*	2,312	26

		117,814

Industrials – 17.1%
AAON	4,012	116
AAR	72,455	2,269
ABM Industries	5,547	220
Acacia Research	6,419	42
ACCO Brands*	10,600	102
Actuant, Cl A	5,981	139
Advanced Drainage Systems	3,400	82

Description	Shares	Value (000)
Advisory Board*	4,062	$182
Aegion, Cl A*	3,600	69
AerCap Holdings*	37,516	1,444
Aerojet Rocketdyne Holdings*	5,893	104
Aerovironment*	2,000	49
Air Transport Services Group*	4,905	70
Aircastle	4,900	97
Alamo Group	900	59
Albany International, Cl A	19,457	825
Allegiant Travel, Cl A	1,328	175
Allegion	32,600	2,246
Allied Motion Technologies	600	11
Altra Industrial Motion	31,562	914
Ameresco, Cl A*	1,900	10
American Railcar Industries	1,000	41
American Superconductor*	1,200	8
American Woodmark*	1,400	113
Apogee Enterprises	2,800	125
Applied Industrial Technologies	3,594	168
Aqua Metals*	1,100	10
ARC Document Solutions*	3,500	13
ArcBest	45,254	861
Argan	1,400	83
Armstrong Flooring*	2,400	45
Astec Industries	24,009	1,437
Astronics, Cl A*	2,186	98
Atkore International Group*	7,865	147
Atlas Air Worldwide Holdings*	2,400	103
AZZ	12,958	847
Babcock & Wilcox Enterprises*	4,800	79
Barnes Group	39,699	1,610
Barrett Business Services	600	30
Beacon Roofing Supply*	32,989	1,388
Blue Bird*	1,200	18
BMC Stock Holdings*	68,580	1,216
Brady, Cl A	4,691	162
Briggs & Stratton	4,253	79
Brink’s	4,530	168
Builders FirstSource*	8,300	96
BWX Technologies, Cl W	35,040	1,344
Caesarstone*	2,274	86
CAI International*	60,498	500
Casella Waste Systems, Cl A*	79,877	823
CBIZ*	4,491	50
CEB	3,242	177
CECO Environmental	2,800	32
Celadon Group	282,030	2,465
Chart Industries*	3,179	104
CIRCOR International	1,700	101
CLARCOR	4,895	318
Cogint*	1,900	10
Columbus McKinnon	65,027	1,160
Comfort Systems USA	3,660	107
Commercial Vehicle Group*	155,265	897

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Continental Building Products*	3,351	$70
Costamare	2,800	26
Covanta Holding	33,993	523
Covenant Transportation Group, Cl A*	108,209	2,092
CPI Aerostructures*	129,480	888
CRA International*	800	21
CSW Industrials*	1,500	49
Cubic	2,649	124
Curtiss-Wright	4,577	417
Deluxe	47,964	3,206
DigitalGlobe*	76,644	2,108
Douglas Dynamics	2,067	66
Ducommun*	900	21
DXP Enterprises*	1,696	48
Dycom Industries*	48,040	3,929
Dynamic Materials	1,500	16
Echo Global Logistics*	62,887	1,451
EMCOR Group	58,393	3,481
Encore Wire	1,917	70
Energous*	1,500	29
Energy Recovery*	3,600	58
EnerSys	4,319	299
Engility Holdings*	1,800	57
Ennis	2,700	45
EnPro Industries	2,100	119
ESCO Technologies	2,500	116
Essendant	3,704	76
Esterline Technologies*	2,975	226
ExOne*	700	11
Exponent	2,550	130
Federal Signal	5,996	80
Fortune Brands Home & Security	25,600	1,487
Forward Air	2,991	129
Franklin Covey*	1,026	18
Franklin Electric	26,294	1,071
FreightCar America	1,000	14
FTI Consulting*	4,128	184
FuelCell Energy*	4,550	25
G&K Services, Cl A	1,946	186
GATX	63,620	2,833
Gencor Industries*	900	11
Generac Holdings*	6,509	236
General Cable	5,042	76
Genesee & Wyoming, Cl A*	27,193	1,875
Gibraltar Industries*	3,100	115
Global Brass & Copper Holdings	2,100	61
GMS*	700	16
Gorman-Rupp	1,773	45
GP Strategies*	25,994	640
Graham	900	17
Granite Construction	85,481	4,253
Great Lakes Dredge & Dock*	5,100	18
Greenbrier	2,785	98

Description	Shares	Value (000)
Griffon	3,000	$51
H&E Equipment Services	3,231	54
Hardinge	1,200	13
Harsco	170,202	1,690
Hawaiian Holdings*	5,200	253
HC2 Holdings*	5,200	28
HD Supply Holdings*	43,000	1,375
Healthcare Services Group	6,978	276
Heartland Express	4,584	87
Heidrick & Struggles International	2,000	37
Heritage-Crystal Clean*	1,900	25
Herman Miller	5,939	170
Hill International*	2,100	10
Hillenbrand	5,916	187
HNI	23,678	942
Hub Group, Cl A*	3,382	138
Hurco	500	14
Huron Consulting Group*	2,134	128
Hyster-Yale Materials Handling	973	59
ICF International*	1,800	80
IES Holdings*	800	14
InnerWorkings*	177,421	1,671
Insperity	1,600	116
Insteel Industries	1,775	64
Interface, Cl A	247,050	4,124
ITT	69,810	2,502
John Bean Technologies	22,652	1,598
Joy Global	9,800	272
Kadant	1,100	57
Kaman	2,645	116
Kansas City Southern	16,100	1,502
KBR	210,131	3,179
Kelly Services, Cl A	2,848	55
Kennametal	7,900	229
KEYW Holding*	3,700	41
Kforce	2,200	45
Kimball International, Cl B	3,900	50
Kirby*	50,330	3,128
KLX*	5,300	187
Knight Transportation	6,700	192
Knoll	4,909	112
Korn	5,666	119
Kratos Defense & Security Solutions*	6,000	41
Lawson Products*	600	11
Layne Christensen*	1,900	16
Lindsay	1,100	81
LSI Industries	2,500	28
Lydall*	1,605	82
Manitowoc	13,300	64
Marten Transport	116,521	2,447
Masco	60,000	2,059
Masonite International*	3,041	189
MasTec*	44,367	1,319

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Matson	4,265	$170
Matthews International, Cl A	29,983	1,822
McGrath RentCorp	136,521	4,330
Mercury Systems*	87,230	2,143
Meritor*	19,649	219
Middleby*	17,300	2,139
Milacron Holdings*	1,400	22
Miller Industries	900	21
Mistras Group*	1,800	42
Mobile Mini	4,451	134
Moog, Cl A*	54,646	3,253
MRC Global*	9,100	150
MSA Safety	3,070	178
Mueller Industries	5,674	184
Mueller Water Products, Cl A	15,490	194
Multi-Color	1,400	92
MYR Group*	1,700	51
National Presto Industries	500	44
Navigant Consulting*	4,545	92
Navistar International*	5,400	124
NCI Building Systems*	2,900	42
Neff, Cl A*	700	7
NL Industries*	300	1
NN	2,400	44
NOW*	10,600	227
NV5 Global*	21,895	707
Old Dominion Freight Line*	12,370	849
Omega Flex	200	8
On Assignment*	70,020	2,540
Orbital ATK	19,377	1,477
Orion Group Holdings*	2,300	16
Oshkosh	64,094	3,590
PAM Transportation Services*	200	4
Park-Ohio Holdings	1,100	40
Patrick Industries*	1,450	90
PGT*	221,239	2,361
Pitney Bowes	132,530	2,408
Plug Power*	15,992	27
Ply Gem Holdings*	2,500	33
Powell Industries	734	29
Power Solutions International*	400	4
Preformed Line Products	100	4
Primoris Services	139,217	2,868
Proto Labs*	2,528	151
Quad	2,900	77
Quanex Building Products	3,600	62
Quanta Services*	35,235	986
Radiant Logistics*	343,643	976
Raven Industries	3,570	82
RBC Bearings*	2,260	173
Resources Connection	3,800	57
Revolution Lighting Technologies*	190,220	1,201
Rexnord*	8,205	176

Description	Shares	Value (000)
Roadrunner Transportation Systems*	4,189	$33
RPX*	4,900	52
Rush Enterprises, Cl A*	3,473	85
Saia*	73,687	2,208
Scorpio Bulkers*	7,955	28
Simpson Manufacturing	4,085	180
SiteOne Landscape Supply*	1,200	43
SkyWest	5,000	132
Snap-on	17,440	2,651
SP Plus*	51,512	1,317
Sparton*	1,300	34
SPX*	4,300	87
SPX FLOW*	3,500	108
Standex International	1,240	115
Steelcase, Cl A	8,566	119
Sun Hydraulics	2,427	78
Sunrun*	6,600	42
Supreme Industries, Cl A	1,400	27
Swift Transportation, Cl A*	7,980	171
TASER International*	34,007	973
Team*	3,030	99
Teledyne Technologies*	3,393	366
Tennant	3,624	235
Terex	87,500	2,223
Tetra Tech	5,782	205
Textainer Group Holdings	368,560	2,761
Thermon Group Holdings*	3,300	65
Titan International	5,400	55
Titan Machinery*	24,460	254
TransUnion*	35,800	1,235
TRC*	1,600	14
Trex*	3,000	176
TriMas*	4,699	87
TriNet Group*	4,200	91
Triton International	4,747	63
Triumph Group	4,900	137
TrueBlue*	4,189	95
Tutor Perini*	3,809	82
UniFirst	1,563	206
Univar*	4,500	98
Universal Forest Products	2,123	209
Universal Logistics Holdings	800	11
US Ecology	2,200	99
USA Truck*	600	6
Vectrus*	1,100	17
Veritiv*	800	40
Viad	2,000	74
Vicor*	1,200	14
Virgin America*	1,900	102
VSE	800	27
Wabash National*	97,870	1,394
Wabtec	14,322	1,169
WageWorks*	23,645	1,440

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Watts Water Technologies, Cl A	2,795	$181
Werner Enterprises	4,400	102
Wesco Aircraft Holdings*	5,506	74
West	4,133	91
Willis Lease Finance*	400	10
Woodward	5,292	331
XPO Logistics*	10,093	370
YRC Worldwide*	3,042	37

		150,480

Information Technology – 19.1%
2U*	3,600	138
3D Systems*	10,700	192
8x8*	137,642	2,124
A10 Networks*	4,600	49
Acacia Communications*	500	52
ACI Worldwide*	52,976	1,027
Actua*	3,207	42
Acxiom*	47,940	1,278
ADTRAN	109,313	2,092
Advanced Energy Industries*	34,868	1,650
Advanced Micro Devices*	75,400	521
Aerohive Networks*	2,200	13
Agilysys*	1,400	16
Alarm.com Holdings*	1,000	29
ALJ Regional Holdings*	1,900	9
Alpha & Omega Semiconductor*	1,800	39
Ambarella*	3,200	236
Amber Road*	2,100	20
American Software, Cl A	2,800	31
Amkor Technology*	10,500	102
Angie’s List*	3,761	37
Anixter International*	2,900	187
Apigee*	1,600	28
Appfolio, Cl A*	700	14
Applied Micro Circuits*	7,400	51
Applied Optoelectronics*	1,600	36
Aspen Technology*	28,615	1,339
Autobytel*	900	16
AVG Technologies*	4,400	110
Avid Technology*	4,400	35
AVX	4,900	68
Axcelis Technologies*	2,725	36
Badger Meter	2,736	92
Bankrate*	5,868	50
Barracuda Networks*	40,215	1,025
Bazaarvoice*	399,115	2,359
Bel Fuse, Cl B	900	22
Belden	43,788	3,021
Benchmark Electronics*	36,169	902
Benefitfocus*	1,300	52
Black Box	1,300	18
Blackbaud	4,729	314
Blackhawk Network Holdings, Cl A*	5,434	164
Blucora*	4,258	48

Description	Shares	Value (000)
Bottomline Technologies*	53,083	$1,237
Box, Cl A*	5,100	80
Brightcove*	3,700	48
BroadSoft*	22,038	1,026
Brooks Automation	6,476	88
Cabot Microelectronics	29,202	1,545
CACI International, Cl A*	2,469	249
CalAmp*	65,696	916
Calix*	3,500	26
Callidus Software*	47,428	870
Carbonite*	2,400	37
Cardtronics*	4,463	199
Care.com*	2,000	20
Cass Information Systems	1,100	62
Cavium*	6,425	374
CEVA*	1,900	67
ChannelAdvisor*	2,400	31
Ciena*	13,708	299
Cimpress*	2,519	255
Cirrus Logic*	6,283	334
Clearfield*	900	17
Coherent*	11,126	1,230
Cohu	86,566	1,016
CommScope Holding*	73,100	2,201
CommVault Systems*	36,478	1,938
comScore*	4,863	149
Comtech Telecommunications	20,990	269
Control4*	2,000	25
Convergys	8,814	268
Cornerstone OnDemand*	5,002	230
CPI Card Group	1,500	9
Cray*	4,000	94
CSG Systems International	3,170	131
CTS	3,066	57
Cvent*	3,100	98
Cypress Semiconductor	196,970	2,395
CYREN*	292,662	717
Daktronics	3,200	31
Datalink*	2,900	31
DHI Group*	5,200	41
Diebold	149,590	3,709
Digi International*	2,900	33
Digimarc*	1,200	46
Diodes*	3,800	81
Dolby Laboratories, Cl A	58,559	3,179
DSP Group*	2,900	35
DST Systems	35,595	4,197
DTS	2,000	85
EarthLink Holdings	11,000	68
Eastman Kodak*	1,500	23
Ebix	2,500	142
Electro Scientific Industries*	2,900	16
Electronics For Imaging*	48,577	2,376
Ellie Mae*	3,299	347

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
EMCORE	2,400	$14
Endurance International Group Holdings*	6,000	53
EnerNOC*	2,300	12
Entegris*	55,654	969
Envestnet*	4,102	150
EPAM Systems*	4,794	332
Epiq Systems	2,300	38
ePlus*	600	57
Euronet Worldwide*	51,142	4,185
EVERTEC	6,392	107
Everyday Health*	3,200	25
Exa*	1,400	22
Exar*	4,100	38
ExlService Holdings*	3,202	160
Extreme Networks*	10,800	48
Fabrinet*	23,819	1,062
Fair Isaac	12,106	1,508
FARO Technologies*	1,600	58
Finisar*	10,675	318
Five9*	138,917	2,178
Fleetmatics Group*	3,910	235
FormFactor*	6,879	75
Forrester Research	1,000	39
Gartner*	8,381	741
Gigamon*	3,200	175
GigPeak*	4,800	11
Global Sources*	1,000	8
Globant*	2,700	114
Glu Mobile*	9,800	22
Gogo*	16,633	184
GrubHub*	20,600	886
GTT Communications*	46,670	1,098
Guidance Software*	1,700	10
Hackett Group	2,000	33
Harmonic*	6,927	41
Hortonworks*	166,177	1,388
HubSpot*	2,900	167
II-VI*	5,935	144
Immersion*	2,352	19
Imperva*	2,940	158
Impinj*	600	22
inContact*	5,800	81
Infinera*	48,200	435
Infoblox*	5,555	146
Information Services Group*	3,200	13
Inphi*	33,862	1,473
Insight Enterprises*	27,311	889
Instructure*	1,400	36
Integrated Device Technology*	41,466	958
Interactive Intelligence Group*	1,906	115
InterDigital	3,500	277
Intersil, Cl A	13,366	293
InterXion Holding*	39,425	1,428

Description	Shares	Value (000)
Intralinks Holdings*	4,600	$46
InvenSense, Cl A*	8,529	63
Itron*	57,011	3,179
Ixia*	6,064	76
IXYS	3,300	40
j2 Global	4,844	323
Jabil Circuit	155,765	3,399
Jive Software*	6,000	26
Kimball Electronics*	3,150	44
Knowles*	68,635	964
Kopin*	5,200	11
KVH Industries*	1,300	11
Lattice Semiconductor*	11,472	74
Limelight Networks*	4,500	8
Lionbridge Technologies*	5,400	27
Liquidity Services*	34,882	392
Littelfuse	2,211	285
LivePerson*	5,340	45
LogMeIn	15,961	1,443
Lumentum Holdings*	32,180	1,344
MACOM Technology Solutions Holdings*	2,400	102
ManTech International, Cl A	2,366	89
Marchex, Cl B	2,200	6
Marin Software*	361,905	912
MAXIMUS	6,660	377
MaxLinear, Cl A*	5,506	112
Maxwell Technologies*	3,300	17
MeetMe*	4,300	27
Mentor Graphics	10,615	281
Mesa Laboratories	300	34
Methode Electronics	37,715	1,319
Micron Technology*	150,400	2,674
Microsemi*	96,720	4,059
MicroStrategy, Cl A*	1,000	167
MINDBODY, Cl A*	1,500	29
Mitek Systems*	3,100	26
MKS Instruments	16,738	832
MobileIron*	3,500	10
Mobileye*	85,620	3,646
Model N*	241,896	2,687
MoneyGram International*	2,486	18
Monolithic Power Systems	21,280	1,713
Monotype Imaging Holdings	4,200	93
Monster Worldwide*	7,500	27
MTS Systems	1,895	87
Nanometrics*	2,400	54
NCI, Cl A	700	8
NCR*	24,485	788
NeoPhotonics*	3,100	51
NETGEAR*	3,369	204
Netlist*	333,000	413
NetScout Systems*	8,890	260
NeuStar, Cl A*	5,400	144

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
New Relic*	2,300	$88
NIC	6,290	148
Nimble Storage*	6,600	58
Novanta*	83,648	1,451
Nuance Communications*	26,100	378
Numerex, Cl A*	1,400	11
NVE	400	24
NVIDIA	23,900	1,638
Oclaro*	146,630	1,254
OSI Systems*	1,720	112
Park City Group*	2,100	25
Park Electrochemical	1,773	31
Paycom Software*	4,400	221
Paylocity Holding*	2,100	93
PC Connection	1,200	32
PDF Solutions*	2,400	44
Pegasystems	3,639	107
Perficient*	3,346	67
PFSweb*	1,200	11
Photronics*	6,794	70
Planet Payment*	4,400	16
Plantronics	3,274	170
Plexus*	3,332	156
Power Integrations	17,958	1,132
Progress Software	4,964	135
Proofpoint*	12,942	969
PROS Holdings*	2,673	60
Pure Storage, Cl A*	7,500	102
Q2 Holdings*	2,420	69
QAD, Cl A	1,000	22
Qualys*	2,800	107
QuickLogic*	510,686	388
QuinStreet*	2,600	8
Quotient Technology*	6,200	83
Radisys*	323,465	1,729
Rambus*	10,800	135
Rapid7*	2,100	37
RealNetworks*	2,200	10
RealPage*	5,400	139
Reis	723	15
RetailMeNot*	4,700	46
Rightside Group*	1,200	11
RingCentral, Cl A*	84,500	1,999
Rofin-Sinar Technologies*	2,800	90
Rogers*	28,122	1,718
Rosetta Stone*	2,000	17
Rubicon Project*	3,900	32
Rudolph Technologies*	2,800	50
Sanmina*	7,338	209
Sapiens International	2,047	26
ScanSource*	2,547	93
Science Applications International	4,209	292
Seachange International*	210,354	629
SecureWorks, Cl A*	600	8

Description	Shares	Value (000)
Semtech*	6,408	$178
ServiceNow*	37,035	2,931
ServiceSource International*	5,700	28
SharpSpring*	117,478	605
Shopify, Cl A*	41,155	1,766
ShoreTel*	399,774	3,199
Shutterstock*	1,903	121
Sigma Designs*	4,000	31
Silicom	600	25
Silicon Graphics International*	4,800	37
Silicon Laboratories*	4,100	241
Silver Spring Networks*	3,900	55
Sonus Networks*	4,696	37
SPS Commerce*	1,600	117
Square, Cl A*	67,875	791
Stamps.com*	22,330	2,110
Stratasys*	4,900	118
Super Micro Computer*	3,900	91
Sykes Enterprises*	3,900	110
Synaptics*	3,782	222
Synchronoss Technologies*	30,094	1,239
SYNNEX	2,894	330
Syntel*	3,200	134
Systemax	1,100	9
Take-Two Interactive Software*	26,041	1,174
Tangoe*	3,000	25
Tech Data*	3,500	296
TechTarget*	1,400	11
Telenav*	234,879	1,346
TeleTech Holdings	1,600	46
Tessera Technologies	86,033	3,307
TiVo*	42,353	825
Travelport Worldwide	11,484	173
Trimble*	61,100	1,745
TrueCar*	5,800	55
TTM Technologies*	6,833	78
TubeMogul*	2,300	22
Tyler Technologies*	6,375	1,092
Ubiquiti Networks	2,532	135
Ultra Clean Holdings*	2,500	19
Ultratech*	2,504	58
Unisys*	4,561	44
Universal Display*	28,641	1,590
USA Technologies*	3,700	21
Vantiv, Cl A*	13,200	743
Varonis Systems*	33,980	1,023
VASCO Data Security International*	3,200	56
Veeco Instruments*	124,345	2,441
VeriFone Systems*	46,211	727
Verint Systems*	6,219	234
ViaSat*	4,573	341
Viavi Solutions*	23,300	172
VirnetX Holding*	3,600	11
Virtusa*	2,799	69

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Vishay Intertechnology	226,230	$3,188
Vishay Precision Group*	900	14
Web.com Group*	4,251	73
WebMD Health, Cl A*	3,690	183
Western Union	49,900	1,039
Wix.com*	24,310	1,056
Workiva, Cl A*	2,300	42
Xactly*	2,400	35
Xcerra*	5,300	32
XO Group*	2,500	48
Yelp, Cl A*	20,970	874
Zendesk*	83,710	2,571
Zix*	4,700	19

		166,988

Materials – 4.9%
A Schulman	57,352	1,670
AEP Industries	400	44
AgroFresh Solutions*	2,300	12
AK Steel Holding*	23,552	114
Alamos Gold, Cl A	60,980	500
Albemarle	10,400	889
Allegheny Technologies	10,800	195
American Vanguard	3,000	48
Ampco-Pittsburgh	900	10
AptarGroup	35,800	2,772
Avery Dennison	35,075	2,729
Balchem	3,165	245
Berry Plastics Group*	25,370	1,112
Boise Cascade*	8,144	207
Calgon Carbon	4,800	73
Carpenter Technology	4,600	190
Century Aluminum*	4,264	30
Chase	700	48
Chemours	18,200	291
Chemtura*	6,409	210
Clearwater Paper*	1,700	110
Cliffs Natural Resources*	21,900	128
Codexis*	3,500	16
Coeur Mining*	16,976	201
Commercial Metals	162,409	2,629
Compass Minerals International	41,234	3,039
Deltic Timber	1,040	70
Ferro*	8,303	115
Ferroglobe	6,800	61
Flotek Industries*	5,500	80
FutureFuel	2,300	26
GCP Applied Technologies*	104,100	2,948
Gold Resource	5,200	39
Greif, Cl A	3,100	160
Handy & Harman*	200	4
Hawkins	1,200	52
Haynes International	24,337	903
HB Fuller	4,968	231
Headwaters*	37,581	636

Description	Shares	Value (000)
Hecla Mining	37,922	$216
Ingevity*	4,200	194
Innophos Holdings	1,887	74
Innospec	2,390	145
Kaiser Aluminum	1,808	156
KapStone Paper and Packaging	8,629	163
KMG Chemicals	1,200	34
Koppers Holdings*	2,148	69
Kraton*	63,371	2,221
Kronos Worldwide	178,921	1,483
Louisiana-Pacific*	14,355	270
LSB Industries*	2,300	20
Materion	1,953	60
Mercer International	127,977	1,085
Minerals Technologies	3,407	241
Multi Packaging Solutions International*	75,315	1,085
Myers Industries	2,098	27
Neenah Paper	1,664	131
Olin	16,429	337
Olympic Steel	1,000	22
OMNOVA Solutions*	4,000	34
PH Glatfelter	4,276	93
PolyOne	128,884	4,358
Quaker Chemical	1,334	141
Rayonier Advanced Materials	4,400	59
Real Industry*	2,900	18
Ryerson Holding*	2,100	24
Schnitzer Steel Industries, Cl A	2,758	58
Schweitzer-Mauduit International	3,044	117
Sensient Technologies	4,437	336
Silgan Holdings	46,004	2,327
Stepan	2,000	145
Stillwater Mining*	12,128	162
Summit Materials, Cl A*	7,568	140
SunCoke Energy	5,912	47
TerraVia Holdings*	6,500	18
TimkenSteel	3,900	41
Trecora Resources*	1,600	18
Tredegar	2,700	50
Trinseo	3,000	170
Tronox, Cl A	6,997	66
UFP Technologies*	700	19
United States Lime & Minerals	100	7
US Concrete*	11,701	539
Valhi	2,200	5
Westlake Chemical	56,210	3,007
Worthington Industries	4,432	213

		43,082

Real Estate – 3.8%
Acadia Realty Trust‡	7,900	286
Agree Realty‡	2,300	114
Alexander & Baldwin	4,753	183
Alexander’s‡	275	115

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Altisource Portfolio Solutions*	1,064	$34
American Assets Trust‡	4,038	175
Armada Hoffler Properties‡	3,300	44
Ashford Hospitality Prime‡	2,067	29
Ashford Hospitality Trust‡	7,174	42
AV Homes*	900	15
Bluerock Residential Growth, Cl A‡	2,100	27
Brandywine Realty Trust‡	84,023	1,312
CareTrust‡	5,737	85
CatchMark Timber Trust, Cl A‡	3,700	43
CBL & Associates Properties‡	16,800	204
Cedar Realty Trust‡	8,225	59
Chatham Lodging Trust‡	3,700	71
Chesapeake Lodging Trust‡	5,879	135
City Office‡	2,000	25
Colony Starwood Homes‡	6,496	186
Community Healthcare Trust‡	1,300	28
Consolidated-Tomoka Land	600	31
CorEnergy Infrastructure Trust‡	1,140	33
CoreSite Realty‡	3,500	259
Corporate Office Properties Trust‡	73,111	2,074
Cousins Properties‡	20,678	216
CyrusOne‡	24,905	1,185
DiamondRock Hospitality‡	19,954	182
DuPont Fabros Technology‡	7,430	306
Easterly Government Properties‡	3,700	71
EastGroup Properties‡	3,293	242
Education Realty Trust‡	7,285	314
Farmland Partners‡	1,200	13
FelCor Lodging Trust‡	45,841	295
First Industrial Realty Trust‡	11,577	327
First Potomac Realty Trust‡	5,418	50
Forestar Group*	3,522	41
Four Corners Property Trust‡	6,000	128
Franklin Street Properties‡	10,151	128
FRP Holdings*	500	16
GEO Group‡	7,352	175
Getty Realty‡	2,717	65
Gladstone Commercial‡	2,400	45
Global Net Lease‡	17,000	139
Government Properties Income Trust‡	7,000	158
Gramercy Property Trust‡	42,009	405
Healthcare Realty Trust‡	11,345	386
Hersha Hospitality Trust, Cl A‡	4,300	77
HFF, Cl A	3,521	97
Hudson Pacific Properties‡	9,295	306
Independence Realty Trust‡	4,175	38
InfraREIT‡	4,200	76
Investors Real Estate Trust‡	12,206	73
iStar‡ *	7,578	81
Kennedy-Wilson Holdings	8,120	182
Kite Realty Group Trust‡	8,218	228
LaSalle Hotel Properties‡	10,693	255

Description	Shares	Value (000)
Lexington Realty Trust‡	22,824	$235
LTC Properties‡	3,700	192
Mack-Cali Realty‡	8,864	241
Marcus & Millichap*	1,600	42
MedEquities Realty Trust‡ *	74,019	870
Medical Properties Trust‡	23,611	349
Monmouth Real Estate Investment, Cl A‡	6,260	89
Monogram Residential Trust‡	16,800	179
National Health Investors‡	3,699	290
National Storage Affiliates Trust‡	3,489	73
New Senior Investment Group‡	7,700	89
New York‡	16,400	150
NexPoint Residential Trust‡	1,800	35
NorthStar Realty Europe‡	6,200	68
One Liberty Properties‡	1,400	34
Outfront Media‡	178,421	4,221
Parkway Properties‡	102,997	1,752
Pebblebrook Hotel Trust‡	7,224	192
Pennsylvania‡	6,938	160
Physicians Realty Trust‡	13,400	289
Potlatch‡	61,314	2,386
Preferred Apartment Communities, Cl A‡	2,600	35
PS Business Parks‡	1,985	225
QTS Realty Trust, Cl A‡	45,206	2,390
RAIT Financial Trust‡	9,600	32
Ramco-Gershenson Properties Trust‡	8,030	150
RE/MAX Holdings, Cl A	1,682	74
Retail Opportunity Investments‡	10,689	235
Rexford Industrial Realty‡	6,700	153
RLJ Lodging Trust‡	12,103	255
RMR Group	666	25
Ryman Hospitality Properties‡	4,369	210
Sabra Health Care‡	6,600	166
Saul Centers‡	1,000	67
Select Income‡	6,288	169
Seritage Growth Properties‡	2,600	132
Silver Bay Realty Trust‡	3,800	67
St. Joe*	5,000	92
STAG Industrial‡	53,046	1,300
Stratus Properties*	600	15
Summit Hotel Properties‡	8,600	113
Sunstone Hotel Investors‡	21,638	277
Tanger Factory Outlet Centers‡	44,989	1,753
Tejon Ranch*	1,400	34
Terreno Realty‡	4,400	121
Tier‡	5,000	77
Trinity Place Holdings*	2,000	20
UMH Properties‡	2,500	30
Universal Health Realty Income Trust‡	1,198	75
Urban Edge Properties‡	8,900	250

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Urstadt Biddle Properties, Cl A‡	3,371	$75
Washington‡	7,260	226
Washington Prime Group‡	18,500	229
Whitestone, Cl B‡	2,600	36
Xenia Hotels & Resorts‡	10,300	156

		33,109

Telecommunication Services – 0.2%
ATN International	1,092	71
Boingo Wireless*	3,100	32
Cincinnati Bell*	20,900	85
Cogent Communications Holdings	4,151	152
Consolidated Communications Holdings	4,896	124
FairPoint Communications*	2,200	33
General Communication, Cl A*	2,900	40
Globalstar*	44,182	53
Hawaiian Telcom Holdco*	600	13
IDT, Cl B	1,900	33
Inteliquent	3,200	52
Intelsat*	2,400	7
Iridium Communications*	8,248	67
Lumos Networks*	1,916	27
NII Holdings*	5,600	19
ORBCOMM*	6,400	66
pdvWireless*	1,200	27
Shenandoah Telecommunications	4,600	125
Spok Holdings	1,800	32
Straight Path Communications*	1,100	28
Vonage Holdings*	110,090	727
Windstream Holdings	10,000	101

		1,914

Utilities – 1.5%
ALLETE	33,669	2,006
American States Water	3,673	147
Artesian Resources, Cl A	700	20
Atlantic Power	12,100	30
Atlantica Yield	6,100	116
Avista	6,300	263
Black Hills	5,176	317
California Water Service Group	4,800	154
Chesapeake Utilities	1,490	91
Connecticut Water Service	1,123	56
Consolidated Water	1,400	16
Delta Natural Gas	700	17
Dynegy, Cl A*	11,637	144
El Paso Electric	3,980	186
Empire District Electric	39,041	1,333
Genie Energy, Cl B	1,200	7
Global Water Resources	1,000	8
IDACORP	5,074	397
MGE Energy	3,482	197
Middlesex Water	1,491	53
New Jersey Resources	8,516	280
Northwest Natural Gas	2,740	165

Description	Shares	Value (000)
NorthWestern	5,000	$288
NRG Yield, Cl A	9,790	164
ONE Gas	5,200	322
Ormat Technologies	3,900	189
Otter Tail	3,774	131
Pattern Energy Group, Cl A	6,601	148
PNM Resources	7,909	259
Portland General Electric	8,900	379
SJW	1,700	74
South Jersey Industries	47,340	1,398
Southwest Gas	4,705	329
Spark Energy, Cl A	500	15
Spire	4,600	293
Suburban Propane Partners(A)	81,940	2,728
Talen Energy*	8,400	116
TerraForm Global, Cl A	9,500	39
TerraForm Power, Cl A	9,100	127
Unitil	3,490	136
Vivint Solar*	1,800	6
WGL Holdings	5,053	317
York Water	1,300	39

		13,500

Total Common Stock (Cost $790,380) (000)		833,696

Exchange Traded Funds — 0.3%
iShares Russell 2000	13,251	1,646
iShares Russell 2000 Value	13,376	1,401

Total Exchange Traded Funds (Cost $2,994) (000)		3,047

Rights — 0.0%
	Number of Rights
Chelsea Therapeutics International †*	2,000	-
Durata Therapeutics †*	900	-
Dyax, Expires 12/31/2019*	12,613	-
Leap Wireless † *	2,300	-

Total Rights (Cost $–) (000)		-

Short-Term Investment — 4.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.386%, (B)	43,142,226	43,142

Total Short-Term Investment (Cost $43,142) (000)		43,142

Total Investments — 100.2% (Cost $836,516) (000) @		$879,885

Percentages are based on Net Assets of $877,901 (000).

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

A list of the open futures contracts held by the Fund at September 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
Russell 2000 Index E-MINI	145	Dec-2016	$246

For the period ended September 30, 2016, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
†	Expiration date unvavailable.
‡	Real Estate Investment Trust (REIT)

(A) Security considered Master Limited Partnership. At September 30, 2016, this security amounted to $3,152 (000) or 0.36% of Net Assets.

(B) The rate reported is the 7-day effective yield as of September 30, 2016.

Cl — Class

@	At September 30, 2016, the tax cost basis of the Fund’s investments was $836,516 (000), and the unrealized appreciation and depreciation were $100,041 (000) and $(56,672) (000), respectively.

As of September 30, 2016, all of the Fund’s investments and other financial instruments, with the exception of the rights, were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles. The rights were considered Level 2.

As of September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Common Stock — 97.6%
Australia – 2.9%
AGL Energy	19,631	$287
ALS	102,268	471
Alumina	729,051	824
Amcor	50,775	593
AMP	82,746	336
APA Group	30,984	203
Aristocrat Leisure	15,559	190
Asaleo Care	134,146	163
ASX	5,378	200
Aurizon Holdings	56,946	206
AusNet Services	55,243	70
Australia & New Zealand Banking Group	83,589	1,788
Bank of Queensland	10,960	96
Bendigo & Adelaide Bank	13,346	111
BHP Billiton	111,098	1,926
BlueScope Steel	159,482	956
Boral	21,201	110
Brambles	44,443	411
Caltex Australia	7,573	201
Challenger	16,280	128
CIMIC Group	2,989	66
Cleanaway Waste Management	670,532	579
Coca-Cola Amatil	136,902	1,080
Cochlear	1,677	182
Commonwealth Bank of Australia	49,104	2,751
Computershare	14,270	113
Cover-More Group	66,489	74
Crown Resorts	10,292	104
CSL	13,124	1,080
Dexus Property Group‡	27,819	195
Domino’s Pizza Enterprises	1,846	100
DUET Group	72,969	141
DuluxGroup	46,202	235
Fairfax Media	618,023	449
Flight Centre Travel Group	1,602	45
Fortescue Metals Group	43,048	165
Goodman Group‡	51,710	291
GPT Group‡	49,882	194
GUD Holdings	27,985	227
Harvey Norman Holdings	17,063	68
Healthscope	49,589	117
Iluka Resources	61,667	299
Incitec Pivot	50,632	110
Insurance Australia Group	70,855	299
Lend Lease Group	15,979	173
Macquarie Group	8,600	545
Medibank	79,322	151
Metcash	182,013	294
Mirvac Group‡	109,918	190
National Australia Bank	75,799	1,636

Description	Shares	Value (000)
Newcrest Mining	59,497	$1,006
Oil Search	39,334	216
Orica	178,287	2,091
Origin Energy	50,195	212
Orora	36,567	89
Platinum Asset Management	5,133	20
Premier Investments	3,000	36
Qantas Airways	16,683	40
QBE Insurance Group	39,819	286
Ramsay Health Care	3,939	241
REA Group	1,468	64
Rio Tinto PLC	11,896	474
Santos	86,509	243
Scentre Group‡	149,500	541
SEEK	9,870	118
Sigma Pharmaceuticals	205,328	224
Sonic Healthcare	10,928	185
South32	108,743	201
Spotless Group Holdings	233,135	191
Stockland‡	66,602	244
Suncorp Group	36,006	336
Sydney Airport	32,109	173
Tabcorp Holdings	25,505	98
Tatts Group	44,051	124
Telstra	120,048	479
TPG Telecom	9,905	66
Transurban Group	57,124	498
Treasury Wine Estates	20,444	174
Vicinity Centres‡	93,627	228
Vocus Communications	14,058	67
Wesfarmers	32,304	1,095
Westfield‡	55,335	415
Westpac Banking	95,533	2,184
Woodside Petroleum	21,270	471
Woolworths	35,949	643

		34,996

Austria – 0.1%
ANDRITZ	6,802	371
Erste Group Bank	8,390	250
Oesterreichische Post	9,086	322
OMV	4,318	125
Raiffeisen Bank International	3,314	51
Voestalpine	3,444	119
Wienerberger	29,502	502

		1,740

Belgium – 0.8%
Ageas	5,622	206
Anheuser-Busch InBev	39,707	5,203
Colruyt	1,889	105
Groupe Bruxelles Lambert	2,241	199
KBC Group	54,188	3,167
Proximus	4,562	136
Solvay	2,064	239
Telenet Group Holding*	1,509	79
UCB	3,676	285

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Umicore	2,633	$165

		9,784

Brazil – 1.8%
AES Tiete Energia	42,200	211
Ambev ADR	357,278	2,176
B2W Cia Digital*	66,168	324
Banco do Brasil	122,000	861
Banco Santander Brasil ADR	38,782	260
BM&FBovespa - Bolsa de Valores Mercadorias e Futuros	150,300	781
BTG Pactual Group	81,000	352
Cia de Saneamento Basico do Estado de Sao Paulo	115,600	1,074
Cia de Saneamento de Minas Gerais-COPASA	24,800	249
Cia Energetica de Minas Gerais ADR	278,359	721
Cosan Industria e Comercio	34,200	396
Direcional Engenharia	25,600	46
EDP - Energias do Brasil	273,341	1,207
Equatorial Energia	60,500	948
Fibria Celulose	34,000	241
FII BTG Pactual Corporate Office Fund, Cl Institutional‡	2,117	64
Fleury	10,100	121
Grendene	139,500	767
JBS	600,500	2,183
LPS Brasil Consultoria de Imoveis*	132,300	163
MRV Engenharia e Participacoes	469,000	1,721
Multiplus	18,200	248
Natura Cosmeticos	119,227	1,153
Porto Seguro	90,481	834
Raia Drogasil	113,000	2,322
Tim Participacoes	154,503	378
TOTVS	71,600	680
Ultrapar Participacoes	35,900	794

		21,275

Canada – 2.0%
Brookfield Asset Management, Cl A	55,241	1,942
Canadian National Railway	90,131	5,895
Canadian Natural Resources	81,547	2,607
Element Financial	158,904	1,989
Fairfax Financial Holdings	3,560	2,086
Loblaw	60,594	3,118
PrairieSky Royalty	32,934	672
Ritchie Bros Auctioneers	17,614	617
Rogers Communications, Cl B	44,478	1,887
Suncor Energy	124,845	3,465

		24,278

Chile – 0.2%
CAP	11,219	61
Cia Cervecerias Unidas	76,162	770
Cia Sud Americana de Vapores*	5,047,221	83

Description	Shares	Value (000)
Enaex	2,463	$25
Enersis Americas	1,650,868	663
Enersis Chile ADR	1,650,868	380
Inversiones La Construccion	4,669	54
Quinenco	386,664	858
Sociedad Quimica y Minera de Chile ADR	2,413	65

		2,959

China – 3.0%
Agricultural Bank of China, Cl H	453,000	195
Ajisen China Holdings	765,000	352
Alibaba Group Holding ADR*	26,907	2,846
Baidu ADR*	6,168	1,123
Bank of China, Cl H	10,987,000	5,064
Bank of Communications, Cl H	732,000	564
BYD Electronic International	1,381,500	1,161
CECEP COSTIN New Materials Group	1,134,000	88
Changyou.com ADR*	2,671	73
China Construction Bank, Cl H	10,115,000	7,567
China Petroleum & Chemical, Cl H	2,004,000	1,485
China Telecom, Cl H	5,234,000	2,666
ChinaCache International Holdings ADR*	4,755	18
Chongqing Rural Commercial Bank, Cl H	391,000	243
Goodbaby International Holdings	361,000	187
Harbin Electric, Cl H	444,000	215
Leju Holdings ADR*	9,889	53
Li Ning*	1,248,291	859
NetEase ADR	18,731	4,510
New Oriental Education & Technology Group ADR*	33,591	1,557
PetroChina, Cl H	2,200,000	1,470
Powerlong Real Estate Holdings	306,000	103
ReneSola ADR*	35,493	36
Shenzhou International Group Holdings	34,579	242
Sinotruk Hong Kong	632,500	338
TravelSky Technology, Cl H	154,000	368
Tsingtao Brewery, Cl H	114,000	449
Want Want China Holdings	1,278,996	799
Weibo ADR*	26,808	1,344
Xingda International Holdings	139,000	57
Yangzijiang Shipbuilding Holdings	47,000	26
Yirendai ADR*	2,983	71

		36,129

Colombia – 0.1%
Almacenes Exito	66,298	338
Bancolombia ADR	19,995	781

		1,119

Cyprus – 0.0%
Global Ports Investments GDR*	137,334	396

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Czech Republic – 0.0%
Komercni Banka	6,477	$225

Denmark – 1.6%
AP Moeller - Maersk, Cl B	289	420
Carlsberg, Cl B	32,982	3,166
Chr Hansen Holding	2,739	164
Coloplast, Cl B	32,764	2,553
Danske Bank	26,011	762
DSV	5,301	265
Genmab*	1,650	284
GN Store Nord	53,216	1,152
ISS	11,095	463
Novo Nordisk, Cl B	91,582	3,841
Novozymes, Cl B	6,442	285
Pandora	3,116	380
TDC	23,000	136
Topdanmark*	8,331	235
Tryg	3,665	74
Vestas Wind Systems	47,739	3,965
William Demant Holding*	57,946	1,183

		19,328

Finland – 0.8%
Amer Sports	11,601	355
Elisa	4,124	152
Fortum	12,330	199
Kone, Cl B	9,461	481
Metso	13,609	397
Neste	3,742	160
Nokia	128,745	747
Nokian Renkaat	17,851	651
Orion, Cl B	2,888	114
Sampo, Cl A	70,077	3,123
Stora Enso, Cl R	15,183	135
Tikkurila	112,020	2,410
UPM-Kymmene	15,507	328
Wartsila, Cl B	12,535	565

		9,817

France – 7.3%
Accor	4,739	188
Aeroports de Paris	913	91
Air France-KLM*	65,671	353
Air Liquide	67,243	7,215
Alstom	4,508	119
Arkema	1,939	180
Atos	2,458	265
AXA	88,448	1,882
BNP Paribas	53,847	2,772
Bollore	24,743	86
Bouygues	6,064	201
Bureau Veritas	83,665	1,795
Capital Gemini	4,589	450
Carrefour	15,521	403
Casino Guichard Perrachon	1,610	78
Christian Dior	1,586	285
Cie de Saint-Gobain	13,912	601

Description	Shares	Value (000)
Cie Generale des Etablissements Michelin	5,114	$567
CNP Assurances	4,932	83
Credit Agricole	29,488	291
Danone	120,156	8,921
Dassault Systemes	30,598	2,656
Edenred	31,604	739
Eiffage	1,725	134
Electricite de France	7,104	87
Elis	6,309	104
Engie	273,682	4,245
Essilor International	5,907	762
Eurazeo	1,259	73
Eurofins Scientific	2,452	1,115
Eutelsat Communications	5,156	107
Fonciere Des Regions‡	973	91
Gecina‡	1,140	179
Groupe Eurotunnel	75,805	820
Hermes International	2,121	863
ICADE‡	1,092	85
Iliad	731	154
Imerys	2,763	200
Ingenico Group	1,570	137
JCDecaux	10,645	344
Kering	2,125	429
Klepierre‡	6,398	293
LafargeHolcim	4,252	229
Lagardere	3,357	86
Legrand	66,337	3,914
L’Oreal	23,417	4,418
LVMH Moet Hennessy Louis Vuitton	37,347	6,373
Natixis	28,469	133
Neopost	11,279	305
Nokia	38,724	224
Numericable-SFR	3,372	99
Orange	57,033	892
Pernod Ricard	69,324	8,207
Peugeot*	13,488	206
Publicis Groupe	5,313	402
Remy Cointreau	703	60
Renault	5,392	444
Rexel	8,909	137
Safran	8,795	633
Sanofi	38,099	2,900
Schneider Electric	114,144	7,971
SCOR	4,628	144
Societe BIC	850	126
Societe Generale	22,041	766
Sodexo	2,739	326
Suez	9,222	152
Technip	5,842	359
Thales	8,982	828
TOTAL	71,529	3,390
Unibail-Rodamco‡	2,846	769
Valeo	6,677	390

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Vallourec	23,983	$108
Veolia Environnement	13,112	302
Vicat	3,515	227
Vinci	14,489	1,109
Virbac	335	56
Vivendi	32,713	662
Wendel	854	100
Zodiac Aerospace	41,628	1,014

		88,904

Germany – 6.4%
adidas	11,576	2,011
Allianz	13,091	1,948
Axel Springer	14,177	726
BASF	45,462	3,890
Bayer	115,589	11,646
Bayerische Motoren Werke	22,946	1,935
Beiersdorf	66,782	6,307
Brenntag	19,978	1,093
Commerzbank	30,654	198
Continental	3,094	652
Covestro (A)	2,130	126
CTS Eventim & KGaA	14,485	516
Daimler	27,582	1,946
Deutsche Bank	38,761	510
Deutsche Boerse*	5,415	423
Deutsche Lufthansa	7,203	80
Deutsche Post	27,855	873
Deutsche Telekom	172,632	2,899
Deutsche Wohnen	9,445	344
E.ON	56,120	399
Evonik Industries	4,507	153
Fielmann	3,672	300
Fraport Frankfurt Airport Services Worldwide	1,196	65
Fresenius & KGaA	11,752	942
Fresenius Medical Care & KGaA	33,966	2,972
GEA Group	9,601	534
Gerresheimer	2,237	190
Hannover Rueck	3,397	364
HeidelbergCement	3,946	374
Henkel & KGaA	2,907	339
Hochtief	642	91
HUGO BOSS	1,864	103
Infineon Technologies	31,782	568
K+S	5,595	106
LANXESS	2,671	166
Linde	28,741	4,889
MAN	1,078	114
Merck KGaA	39,232	4,243
METRO	5,155	154
MTU Aero Engines	14,135	1,431
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,624	864
OSRAM Licht	2,584	152

Description	Shares	Value (000)
ProSiebenSat.1 Media	56,555	$2,426
RWE	13,625	235
SAP	108,708	9,939
Siemens	21,904	2,569
Stabilus*	10,714	603
Symrise	11,145	818
Telefonica Deutschland Holding	21,807	88
ThyssenKrupp	10,250	245
TUI	106,586	1,516
Uniper*	5,857	72
United Internet	3,564	158
Volkswagen	944	137
Vonovia	13,083	496
Zalando*(A)	2,652	111

		77,049

Greece – 0.2%
Aegean Airlines	27,543	187
Alpha Bank AE*	52,119	88
Athens Water Supply & Sewage	11,513	70
Fourlis Holdings*	23,951	103
Grivalia Properties REIC AE‡	66,079	498
Hellenic Telecommunications Organization	34,263	301
Intracom Holdings*	1,037	—
JUMBO	24,932	311
Motor Oil Hellas Corinth Refineries	68,639	770
OPAP	19,401	164
Public Power	54,106	162

		2,654

Hong Kong – 5.1%
AIA Group	1,515,200	10,201
ASM Pacific Technology	7,700	64
Bank of East Asia	35,474	145
BOC Hong Kong Holdings	103,500	352
C C Land Holdings	123,000	32
Cathay Pacific Airways	38,000	53
Cheung Kong Infrastructure Holdings	19,000	164
Cheung Kong Property Holdings	86,222	629
China High Speed Transmission Equipment Group	97,000	99
China Lesso Group Holdings	80,000	55
China Mengniu Dairy	488,000	914
China Merchants Holdings International	45,543	122
China Mobile	650,000	7,949
China National Materials	221,000	52
China Overseas Grand Oceans Group	273,000	89
China Resources Beer Holdings	377,073	805
China Resources Land	558,000	1,576
China Unicom Hong Kong	1,274,000	1,539
CIFI Holdings Group	368,000	116

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
CK Hutchison Holdings	211,384	$2,702
CLP Holdings	46,000	477
CNOOC	488,780	617
Dah Chong Hong Holdings	187,000	76
Daphne International Holdings	432,000	58
Esprit Holdings	1,429,377	1,165
First Pacific	740,000	530
Future Land Development Holdings	444,000	87
Galaxy Entertainment Group	68,000	259
Geely Automobile Holdings	1,470,000	1,325
Genting Singapore	185,000	102
Global Brands Group Holding*	7,738,000	788
Guangdong Yueyun Transportation Company, Cl H	214,500	133
Guangnan Holdings	210,000	25
Hang Lung Properties	62,000	141
Hang Seng Bank	21,400	385
Henderson Land Development	31,075	186
HK Electric Investments & HK Electric Investments (A)	73,703	72
HKT Trust	77,740	110
Hong Kong & China Gas	213,652	406
Hong Kong Exchanges and Clearing	33,186	879
Hongkong & Shanghai Hotels	269,472	269
Hysan Development	18,000	85
Industrial & Commercial Bank of China, Cl H	10,130,000	6,380
Jardine Matheson Holdings	31,700	1,923
Kerry Properties	20,000	66
Kingboard Chemical Holdings	1,033,000	3,148
Kingboard Laminates Holdings	718,000	660
Li & Fung	2,854,000	1,473
Link‡	63,000	465
Longfor Properties	133,000	206
Melco Crown Entertainment ADR	5,891	95
MGM China Holdings	23,600	41
MTR	40,680	225
New World Development	189,863	249
Noble Group	283,000	32
NWS Holdings	47,720	80
PCCW	120,136	74
Power Assets Holdings	39,000	382
Scud Group* (B)	252,000	-
Shangri-La Asia	40,000	44
Sino Land	85,046	152
Sinopec Shanghai Petrochemical, Cl H	3,076,000	1,567
SJM Holdings	48,000	36
Skyworth Digital Holdings	1,148,000	829
SmarTone Telecommunications Holdings	83,447	138
Stella International Holdings	102,448	175
Sun Hung Kai Properties	40,893	623
Swire Pacific, Cl A	16,000	174

Description	Shares	Value (000)
Swire Properties	35,800	$105
Techtronic Industries	38,000	150
Television Broadcasts	92,200	354
Tencent Holdings	127,100	3,520
Tianneng Power International	410,000	353
Tingyi Cayman Islands Holding	503,014	587
Top Spring International Holdings	55,000	17
Weiqiao Textile, Cl H	196,500	140
Welling Holding	244,000	52
WH Group (A)	174,849	142
Wharf Holdings	38,000	279
Wheelock	24,000	143
Wynn Macau	46,800	78
Yue Yuen Industrial Holdings	21,500	89
Zhongsheng Group Holdings	131,500	126

		61,205

India – 1.6%
Axis Bank	46,089	377
Bank of Baroda*	87,731	222
Bharat Petroleum	37,323	345
Bharti Airtel	81,099	384
CESC	91,260	840
Gujarat Alkalies & Chemicals	29,821	136
Gujarat Narmada Valley Fertilizers & Chemicals	55,910	150
Hindalco Industries	671,594	1,551
Housing Development Finance	173,196	3,637
Indian Bank	18,056	58
Indian Oil	206,132	1,810
Jindal Stainless Hisar*	44,257	50
Kalyani Steels*	19,852	93
Mangalore Refinery & Petrochemicals*	53,080	69
National Aluminium	89,269	62
Sundram Fasteners	17,639	78
Tata Consultancy Services	112,738	4,124
Tata Motors ADR	86,922	3,475
Tinplate of India	69,685	85
V-Guard Industries	32,810	91
WNS Holdings ADR*	59,150	1,772

		19,409

Indonesia – 0.7%
Ace Hardware Indonesia	732,100	50
Adaro Energy	1,540,100	143
Bank Negara Indonesia Persero	3,771,200	1,607
Bank Pembangunan Daerah Jawa Barat Dan Banten	3,081,400	382
Bank Pembangunan Daerah Jawa Timur	467,000	20
Bank Tabungan Negara Persero	8,193,200	1,208
Delta Dunia Makmur*	5,031,800	88
Japfa Comfeed Indonesia	739,500	99
Matahari Department Store	144,600	205
PT Energi Mega Persada*	13,967,200	54

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Telekomunikasi Indonesia Persero	12,669,200	$4,204
Timah Persero	145,700	9
Unilever Indonesia	44,500	152
United Tractors	152,900	208
XL Axiata*	750,575	155

		8,584

Ireland – 0.7%
Bank of Ireland*	5,018,204	1,049
CRH	28,733	960
DCC	15,487	1,410
Experian	138,439	2,776
Irish Continental Group	71,602	351
Kerry Group, Cl A	4,436	370
Paddy Power Betfair	10,371	1,173
Ryanair Holdings ADR	845	63

		8,152

Israel – 0.4%
Azrieli Group	1,299	57
Bank Hapoalim	30,817	175
Bank Leumi Le-Israel*	41,836	160
Bezeq The Israeli Telecommunication	59,320	112
Check Point Software Technologies*	39,854	3,094
Israel Chemicals	15,975	62
Mizrahi Tefahot Bank	4,336	55
Mobileye*	4,881	208
NICE-Systems	1,744	117
Taro Pharmaceutical Industries*	445	49
Teva Pharmaceutical Industries	26,173	1,203

		5,292

Italy – 1.3%
Assicurazioni Generali	32,806	401
Atlantia	12,004	305
CNH Industrial	201,316	1,441
Davide Campari-Milano	19,762	223
Enel	218,823	976
Eni	199,367	2,878
EXOR	3,240	131
Ferrari	3,536	184
Fiat Chrysler Automobiles	27,247	173
Intesa Sanpaolo	471,752	1,044
Leonardo-Finmeccanica*	11,801	134
Luxottica Group	74,004	3,534
Mediobanca	16,505	107
Piaggio & C	485,339	910
Poste Italiane (A)	15,695	108
Prysmian	5,753	151
Saipem	2,277,666	965
Snam	68,652	381
Technogym* (A)	8,655	42
Telecom Italia	459,237	355
Terna Rete Elettrica Nazionale	43,990	227
UniCredit	395,946	923
Unione di Banche Italiane	25,195	58

Description	Shares	Value (000)
UnipolSai	29,438	$48

		15,699

Japan – 16.2%
ABC-Mart	1,000	68
Acom*	12,600	59
Aeon	19,000	281
Aeon Delight	1,500	46
AEON Financial Service	6,300	111
Aeon Mall	3,200	51
Air Water	4,000	75
Aisin Seiki	5,300	242
Ajinomoto	15,500	346
Alfresa Holdings	81,300	1,722
Alps Electric	5,400	130
Amada Holdings	10,000	104
ANA Holdings	34,000	92
Aozora Bank	32,000	110
Asahi Glass	28,000	181
Asahi Group Holdings	10,800	393
Asahi Kasei	35,000	279
Asics	4,800	97
Astellas Pharma	60,600	947
Azbil	15,100	456
Bank of Kyoto	8,000	59
Benesse Holdings	1,700	43
Bridgestone	25,100	925
Brother Industries	7,100	125
Calbee	2,200	83
Canon	30,600	887
Casio Computer	12,600	176
Central Japan Railway	4,140	709
Chiba Bank	22,000	125
Chubu Electric Power	18,000	263
Chugai Pharmaceutical	6,200	224
Chugoku Bank	5,300	65
Chugoku Electric Power	7,900	99
Concordia Financial Group	64,600	279
Credit Saison	4,300	71
CYBERDYNE*	3,000	47
Dai Nippon Printing	15,000	147
Daicel	8,600	109
Daifuku	1,800	33
Dai-ichi Life Holdings	183,700	2,512
Daiichi Sankyo	16,900	406
Daikin Industries	36,300	3,398
Daito Trust Construction	2,000	321
Daiwa House Industry	20,300	558
Daiwa House Investment‡	41	120
Daiwa Securities Group	46,000	259
Denso	135,100	5,389
Dentsu	6,100	310
Don Quijote Holdings	3,500	128
East Japan Railway	33,100	2,995
Eisai	7,120	444
Electric Power Development	4,300	103

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
FamilyMart	2,300	$153
FANUC	25,580	4,336
Fast Retailing	1,500	484
Fuji Electric	17,000	78
Fuji Heavy Industries	25,000	937
Fuji Media Holdings	75,100	1,018
FUJIFILM Holdings	91,100	3,374
Fujitsu	89,000	479
Fukuoka Financial Group	35,000	146
GungHo Online Entertainment	13,500	33
Hachijuni Bank	12,000	63
Hakuhodo DY Holdings	5,800	68
Hamamatsu Photonics	4,300	132
Hankyu Hanshin Holdings	6,700	231
Hikari Tsushin	600	56
Hino Motors	7,000	75
Hirose Electric	900	118
Hiroshima Bank	15,000	62
Hisamitsu Pharmaceutical	1,800	97
Hitachi	552,000	2,580
Hitachi Capital	2,300	49
Hitachi Chemical	3,300	76
Hitachi Construction Machinery	3,100	62
Hitachi High-Technologies	2,000	80
Hitachi Metals	6,300	77
Hokuriku Electric Power	5,000	61
Honda Motor	46,700	1,343
Hoshizaki Electric	1,500	137
Hoya	208,100	8,372
Hulic	8,800	90
Idemitsu Kosan	2,800	58
IHI	40,000	116
Iida Group Holdings	4,000	80
Inpex	157,400	1,439
Isetan Mitsukoshi Holdings	81,600	801
Isuzu Motors	16,500	194
ITOCHU	58,500	736
Iyo Bank	7,700	47
J Front Retailing	7,400	97
Japan Airlines	8,900	262
Japan Airport Terminal	1,400	53
Japan Exchange Group	15,000	235
Japan Post Bank	11,200	132
Japan Post Holdings	112,800	1,405
Japan Prime Realty Investment‡	23	104
Japan Real Estate Investment‡	38	227
Japan Retail Fund Investment‡	71	175
Japan Tobacco	155,100	6,351
JFE Holdings	72,700	1,061
JGC	6,000	104
JSR	5,800	91
JTEKT	6,700	101
JX Holdings	59,100	240
Kajima	25,000	175
Kakaku.com	4,400	80

Description	Shares	Value (000)
Kamigumi	7,000	$61
Kaneka	7,000	55
Kansai Electric Power*	19,500	177
Kansai Paint	6,500	143
Kao	45,900	2,595
Kawasaki Heavy Industries	42,000	130
KDDI	57,100	1,761
Keihan Holdings	15,000	105
Keikyu	14,000	146
Keio	17,000	148
Keisei Electric Railway	4,000	100
Keyence	1,300	953
Kikkoman	4,000	128
Kintetsu Group Holdings	50,000	210
Kirin Holdings	181,300	3,015
Kobe Steel	9,600	87
Koito Manufacturing	3,200	155
Komatsu	25,900	592
Konami Holdings	2,800	108
Konica Minolta	12,600	106
Kose	900	92
Kubota	209,000	3,156
Kuraray	10,400	154
Kurita Water Industries	3,100	74
Kyocera	89,000	4,277
Kyowa Hakko Kirin	7,400	117
Kyushu Electric Power	12,500	117
Kyushu Financial Group	10,000	67
Lawson	1,800	142
LIXIL Group	64,700	1,384
M3	5,400	185
Mabuchi Motor	1,300	72
Maeda	2,000	17
Makita	3,100	221
Marubeni	46,000	236
Marui Group	20,400	270
Maruichi Steel Tube	1,700	59
Matsumotokiyoshi Holdings	1,200	62
Mazda Motor	15,900	244
McDonald’s Holdings Japan	2,100	62
Mebuki Financial Group	22,230	79
Medipal Holdings	5,000	86
MEIJI Holdings	3,200	318
Minebea	10,200	96
Miraca Holdings	1,700	85
Mitsubishi	75,260	1,716
Mitsubishi Chemical Holdings	39,000	244
Mitsubishi Electric	56,000	717
Mitsubishi Estate	88,000	1,650
Mitsubishi Gas Chemical	5,500	79
Mitsubishi Heavy Industries	343,000	1,428
Mitsubishi Logistics	48,000	695
Mitsubishi Materials	3,400	93
Mitsubishi Motors	20,400	95
Mitsubishi Tanabe Pharma	6,700	144

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Mitsubishi UFJ Financial Group	426,000	$2,153
Mitsubishi UFJ Lease & Finance	12,400	57
Mitsui	48,000	665
Mitsui Chemicals	27,000	128
Mitsui Fudosan	25,000	532
Mitsui OSK Lines	33,000	76
Mixi	1,200	43
Mizuho Financial Group	1,521,800	2,557
MS&AD Insurance Group Holdings	85,300	2,375
Murata Manufacturing	5,400	704
Nabtesco	3,500	99
Nagoya Railroad	27,000	147
Namco Bandai Holdings	68,700	2,098
NEC	495,000	1,275
Nexon	5,100	80
NGK Insulators	7,800	162
NGK Spark Plug	5,400	95
NH Foods	18,000	434
NHK Spring	6,400	62
Nidec	6,700	617
Nikon	9,900	148
Nintendo	4,700	1,245
Nippon Building Fund‡	41	260
Nippon Electric Glass	13,000	67
Nippon Express	25,000	117
Nippon Paint Holdings	4,800	160
Nippon Prologis‡	46	116
Nippon Steel & Sumitomo Metal	22,700	465
Nippon Suisan Kaisha	79,800	343
Nippon Telegraph & Telephone	107,100	4,891
Nippon Television Holdings	50,920	864
Nippon Yusen	49,000	92
Nissan Chemical Industries	1,800	55
Nissan Motor	97,600	955
Nisshin Seifun Group	6,100	93
Nissin Foods Holdings	1,700	103
Nitori Holdings	2,200	264
Nitto Denko	4,800	310
NOK	2,500	55
Nomura Holdings	289,100	1,288
Nomura Real Estate Holdings	3,600	61
Nomura Real Estate Master Fund‡	110	183
Nomura Research Institute	3,700	127
NSK	12,100	124
NTT Data	44,400	2,213
NTT DOCOMO	39,800	1,012
NTT Urban Development	74,600	721
Obayashi	211,900	2,103
Obic	2,160	115
Odakyu Electric Railway	8,500	189
Oji Holdings	25,000	99
Olympus	8,100	283
Omron	8,300	299

Description	Shares	Value (000)
Ono Pharmaceutical	12,000	$334
Onward Holdings	61,000	439
Oracle Japan	1,200	68
Oriental Land	6,100	371
ORIX	37,200	547
Osaka Gas	54,000	226
OSG	2,700	54
Otsuka	1,500	71
Otsuka Holdings	31,200	1,422
Panasonic	62,100	621
Park24	3,100	101
Pola Orbis Holdings	600	54
Rakuten	26,000	338
Recruit Holdings	10,600	430
Resona Holdings	341,740	1,438
Ricoh	19,300	174
Rinnai	1,000	93
Rohm	2,400	127
Ryohin Keikaku	1,300	263
Sankyo	1,500	51
Santen Pharmaceutical	10,700	158
Sawai Pharmaceutical	800	57
SBI Holdings	6,700	80
SCSK	1,400	57
Secom	23,100	1,723
Sega Sammy Holdings	5,000	71
Seibu Holdings	5,000	82
Seiko Epson	7,700	148
Sekisui Chemical	16,000	230
Sekisui House	16,900	288
Senko	5,500	38
Seven & i Holdings	77,500	3,658
Seven Bank	16,300	52
Sharp*	46,000	62
Shikoku Electric Power	5,300	52
Shimadzu	7,000	107
Shimamura	600	73
Shimano	2,100	311
Shimizu	88,000	787
Shin-Etsu Chemical	38,300	2,673
Shinsei Bank	52,000	79
Shionogi	8,360	429
Shiseido	36,600	971
Shizuoka Bank	15,000	120
SHO-BOND Holdings	900	42
Showa Shell Sekiyu	6,000	56
SMC	1,600	462
SoftBank Group	44,100	2,864
Sohgo Security Services	2,100	112
Sompo Holdings	33,500	989
Sony	36,200	1,192
Sony Financial Holdings	4,700	65
Stanley Electric	4,500	121
Start Today	4,800	83
Sumitomo	33,300	372

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Sumitomo Chemical	151,200	$672
Sumitomo Dainippon Pharma	88,100	1,707
Sumitomo Electric Industries	56,500	797
Sumitomo Heavy Industries	16,000	79
Sumitomo Metal Mining	14,000	194
Sumitomo Mitsui Financial Group	94,000	3,162
Sumitomo Mitsui Trust Holdings	33,100	1,078
Sumitomo Realty & Development	10,000	258
Sumitomo Rubber Industries	5,100	77
Sundrug	1,000	84
Suntory Beverage & Food	4,900	212
Suruga Bank	4,900	117
Suzuken	2,200	73
Suzuki Motor	9,600	321
Sysmex	4,520	336
T&D Holdings	16,800	190
Taiheiyo Cement	37,000	107
Taisei	29,000	218
Taisho Pharmaceutical Holdings	1,100	113
Taiyo Nippon Sanso	4,000	42
Takashimaya	9,000	74
Takeda Pharmaceutical	20,400	976
TDK	5,900	395
Teijin	5,200	101
Temp Holdings	2,300	40
Terumo	164,400	6,316
THK	3,600	71
Tobu Railway	29,000	147
Toho	3,300	109
Toho Gas	10,000	94
Tohoku Electric Power	102,400	1,341
Tokio Marine Holdings	25,500	976
Tokyo Electric Power Holdings*	41,800	181
Tokyo Electron	14,000	1,241
Tokyo Gas	79,000	352
Tokyo Tatemono	6,300	76
Tokyu	30,000	229
Tokyu Fudosan Holdings	15,800	86
TonenGeneral Sekiyu	9,000	91
Toppan Printing	15,000	135
Toray Industries	41,000	400
Toshiba	113,000	377
TOTO	4,200	158
Toyo Seikan Group Holdings	67,400	1,188
Toyo Suisan Kaisha	21,700	921
Toyoda Gosei	1,700	39
Toyota Industries	10,700	496
Toyota Motor	118,400	6,816
Toyota Tsusho	6,300	146
Trend Micro	3,200	111
Tsuruha Holdings	1,100	127
Unicharm	11,700	303

Description	Shares	Value (000)
United Urban Investment‡	83	$151
USS	6,400	108
West Japan Railway	46,800	2,896
Yahoo Japan	39,400	157
Yakult Honsha	2,600	117
Yamada Denki	144,300	715
Yamaguchi Financial Group	6,000	64
Yamaha	5,000	162
Yamaha Motor	8,000	161
Yamato Holdings	61,720	1,440
Yamazaki Baking	4,000	98
Yaskawa Electric	7,400	110
Yokogawa Electric	6,200	83
Yokohama Rubber	3,600	58

		195,676

Luxembourg – 0.3%
Altice, Cl B*	13,380	240
ArcelorMittal	125,340	766
Millicom International Cellular	9,969	518
O’Key Group GDR	65,518	114
RTL Group	1,188	99
SES, Cl A	10,162	250
Tenaris	13,607	193
Ternium ADR	66,433	1,304

		3,484

Macau – 0.0%
Sands China	70,400	308

Malaysia – 0.7%
7-Eleven Malaysia Holdings	118,900	52
Allianz Malaysia	9,000	22
Brem Holding	213,616	43
Carlsberg Brewery Malaysia	16,800	60
Evergreen Fibreboard	1,335,000	305
Heineken Malaysia	10,000	43
HeveaBoard	137,300	40
Hong Leong Industries	5,500	12
Hua Yang	51,600	23
Insas	330,800	57
JCY International	2,984,400	383
K&N Kenanga Holdings*	85,500	10
KSL Holdings	551,500	148
Land & General	42,966	4
Lii Hen Industries	73,300	55
Malaysian Pacific Industries	39,000	74
Muda Holdings	27,100	11
Oldtown	106,500	51
Padini Holdings	633,700	437
Petron Malaysia Refining & Marketing	156,000	151
Petronas Dagangan	122,200	693
Public Bank	175,600	842
Scientex	39,400	63
Shell Refining Federation of Malaya*	64,400	48
Sunway	249,300	187
Sunway Construction Group	500,580	197

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Ta Ann Holdings	54,740	$47
Tenaga Nasional	553,600	1,916
Top Glove	835,400	1,032
Tropicana	1,047	—
Unisem	1,138,600	695
VS Industry	1,579,200	528
WTK Holdings	144,300	38
YTL Power International	224,905	87

		8,354

Mexico – 0.5%
Alpek, Cl A	671,605	1,139
America Movil, Cl L ADR	23,016	263
Axtel*	163,891	38
Cemex ADR*	62,013	492
Controladora Vuela Cia de Aviacion, Cl A*	80,585	140
Gruma, Cl B	46,229	607
Grupo Aeromexico*	276,892	504
Grupo Financiero Interacciones, Cl O	112,131	529
Grupo Mexico	231,526	566
Industrias Bachoco	62,581	273
La Comer*	28,448	26
OHL Mexico*	805,976	1,070
Prologis Property Mexico‡	210,533	345
Vitro	36,793	119

		6,111

Netherlands – 3.8%
ABN AMRO Group (A)	7,192	149
Aegon	55,637	213
AerCap Holdings*	4,904	189
Airbus Group	33,224	2,010
Akzo Nobel	102,299	6,941
ASML Holding	12,911	1,418
Boskalis Westminster	23,644	844
Coca-Cola European Partners	6,051	241
Gemalto	2,323	149
Heineken	42,284	3,722
Heineken Holding	2,807	226
ING Groep	572,948	7,073
James Hardie Industries	13,011	204
Koninklijke Ahold Delhaize	83,356	1,900
Koninklijke DSM	5,079	344
Koninklijke KPN	395,633	1,316
Koninklijke Philips	60,567	1,797
Koninklijke Vopak	2,152	113
NN Group	8,846	272
NXP Semiconductors*	8,273	844
OCI*	2,977	44
QIAGEN*	6,415	177
Randstad Holding	115,522	5,273
Relx	27,931	502
Royal Dutch Shell, Cl A	292,143	7,416
STMicroelectronics	19,131	156
Unilever	46,654	2,154

Description	Shares	Value (000)
Wolters Kluwer	8,453	$363

		46,050

New Zealand – 0.1%
Auckland International Airport	27,258	146
Contact Energy	21,645	80
Fletcher Building	20,690	162
Mercury NZ	21,271	47
Meridian Energy	36,344	69
Ryman Healthcare	10,544	74
Spark New Zealand	259,258	682

		1,260

Norway – 0.3%
DNB	55,740	730
Gjensidige Forsikring	6,126	114
Marine Harvest	11,023	197
Norsk Hydro	38,906	168
Orkla	22,667	234
Schibsted, Cl A	28,168	790
Statoil	65,916	1,107
Telenor	21,025	361
Yara International	5,240	174

		3,875

Panama – 0.0%
Avianca Holdings ADR	3,928	25

Peru – 0.4%
Cia de Minas Buenaventura ADR*	38,827	537
Credicorp	29,788	4,535

		5,072

Philippines – 0.2%
ABS-CBN Holdings	24,930	25
Cebu Air	270,790	632
Energy Development	4,454,200	545
Lopez Holdings	1,862,000	318
Pepsi-Cola Products Philippines	352,000	23
Petron	285,800	60
San Miguel	144,580	243
Vista Land & Lifescapes	567,600	63

		1,909

Poland – 0.6%
Amica Wronki	2,919	163
AmRest Holdings*	3,010	189
Asseco Poland	16,913	247
Bank Pekao	3,214	104
CD Projekt*	75,756	790
Ciech	12,000	208
Eurocash	96,859	1,077
ING Bank Slaski	1,489	58
PGE	267,090	709
Polski Koncern Naftowy Orlen	112,309	1,909
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	1,767
Trakcja	35,010	116

		7,337

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Portugal – 0.0%
Banco Espirito Santo* (B)	46,916	$-
EDP-Energias de Portugal	64,417	216
Galp Energia	12,835	176
Jeronimo Martins	7,369	128

		520

Qatar – 0.3%
Barwa Real Estate	142,526	1,324
Doha Bank QSC	7,860	80
Mannai	830	19
Ooredoo QSC	47,742	1,258
Qatar Fuel QSC	4,233	173
Qatar Islamic Bank SAQ	7,532	217
Qatar National Bank SAQ	5,474	235
Qatar Navigation QSC	7,158	177
United Development QSC	36,420	204

		3,687

Russia – 0.7%
Gazprom PAO ADR	297,488	1,256
Globaltrans Investment GDR	23,919	113
Lukoil PJSC ADR	4,853	236
Magnitogorsk Iron & Steel Works GDR	93,326	554
Sberbank of Russia PJSC ADR	332,890	3,138
Yandex, Cl A*	179,120	3,771

		9,068

Singapore – 1.1%
Ascendas‡	68,800	128
CapitaLand	74,000	175
CapitaLand Commercial Trust‡	58,000	68
CapitaLand Mall Trust‡	74,000	118
City Developments	11,000	74
ComfortDelGro	65,000	135
Dairy Farm International Holdings	24,400	174
DBS Group Holdings	489,629	5,571
GL	283,300	162
Global Logistic Properties	79,000	109
Golden Agri-Resources	209,000	55
Great Eastern Holdings	54,600	817
Haw Par	15,400	102
Hongkong Land Holdings	32,400	230
Hutchison Port Holdings Trust, Cl U	145,000	65
Jardine Cycle & Carriage	2,933	93
Keppel	40,000	159
Oversea-Chinese Banking	87,172	558
Sembcorp Industries	31,000	60
Sembcorp Marine	17,000	16
Singapore Airlines	16,000	124
Singapore Exchange	23,000	125
Singapore Press Holdings	45,000	126
Singapore Technologies Engineering	44,000	105
Singapore Telecommunications	746,800	2,189
StarHub	15,000	38

Description	Shares	Value (000)
Suntec‡	74,000	$93
Super Group	211,800	124
United Industrial	24,483	49
United Overseas Bank	51,088	711
UOL Group	15,482	64
Wilmar International	57,000	135

		12,752

South Africa – 1.3%
African Bank Investments (B)	638,711	—
Anglo American Platinum*	13,654	386
Blue Label Telecoms	149,723	208
Cashbuild	1,633	50
Cie Financiere Richemont	66,508	405
Clicks Group	63,001	584
FirstRand	94,218	327
Gold Fields ADR	178,860	867
Grindrod	207,895	175
Harmony Gold Mining ADR	80,885	282
Investec	51,677	319
JSE	24,113	282
KAP Industrial Holdings	106,914	58
Kumba Iron Ore	10,620	97
Liberty Holdings	21,367	182
MMI Holdings	60,998	100
Mpact	33,448	81
MTN Group	52,785	453
Murray & Roberts Holdings	249,229	202
Old Mutual	183,756	485
Peregrine Holdings	228,876	477
Pick n Pay Stores	22,924	115
Randgold Resources	2,718	273
Sappi*	223,035	1,156
Sasol	101,350	2,788
Sibanye Gold	534,455	1,923
Standard Bank Group	286,093	2,943
Telkom	123,009	544
Wilson Bayly Holmes-Ovcon	12,103	136

		15,898

South Korea – 4.9%
Aekyung Petrochemical	5,130	45
BGF retail	2,842	498
CJ	4,611	782
CJ O Shopping	812	119
CKH Food & Health*	122,645	260
Dae Han Flour Mills	104	17
Daeduck	4,514	50
Daehan Steel	13,793	130
Daesung Holdings	3,710	31
DK UIL	3,201	33
Dongkuk Steel Mill	6,065	44
Dongyang E&P	10,103	128
DRB Industrial	2,883	36
GMB Korea	5,250	24
GS Home Shopping	865	129
Hana Financial Group	37,885	964
Hanil Cement	880	61

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Hite Jinro	13,520	$277
Hyosung	4,014	478
Hyundai BNG Steel*	4,528	50
Hyundai Heavy Industries	1,114	141
Hyundai Motor	9,378	1,159
Jahwa Electronics	7,284	122
Kangnam Jevisco	920	31
KB Financial Group	10,922	375
Kia Motors	63,165	2,425
KISCO	1,295	49
Korea Electric Power	81,358	3,996
Korea Petrochemical Industries	6,580	1,288
KT	71,014	2,059
KT Skylife	9,103	133
Kwangju Bank	5,257	45
Kyungchang Industrial	16,273	80
LG	5,181	306
LG Chemical	1,649	365
LG Display ADR	200,035	2,831
LG Electronics	57,960	2,539
LG Innotek	9,391	670
LG Uplus	66,937	715
Lotte Chemical	7,875	2,152
Lotte Shopping	4,274	804
Mobase*	5,272	38
Moorim Paper*	35,210	94
NAVER	3,712	2,987
Poongsan	5,230	161
POSCO	2,315	478
PSK	5,764	77
RedcapTour	1,671	27
S-1, Cl 1	2,688	248
Saeron Automotive	4,310	31
Sam Young Electronics	8,260	88
Samchully	548	50
Samsung Electronics	10,209	14,880
Samsung Fire & Marine Insurance	343	87
SeAH Holdings	225	26
Sejong Industrial	3,340	35
Seoyon	3,086	33
Seoyon E-Hwa	4,880	69
Seoyon Electronics	8,015	24
Sewon Precision Industry	657	11
Shindaeyang Paper*	1,116	25
Shinhan Financial Group	45,794	1,672
SK Hynix	132,591	4,878
SK Innovation	19,502	2,886
S-Oil	30,886	2,298
Tongyang Life Insurance	12,378	128
Woori Bank	106,196	1,099

		58,871

Spain – 1.4%
Abertis Infraestructuras	18,728	292
Acerinox	51,417	681

Description	Shares	Value (000)
ACS Actividades de Construccion y Servicios	5,568	$168
Aena (A)	1,965	290
Amadeus IT Group, Cl A	91,045	4,555
Banco Bilbao Vizcaya Argentaria	185,887	1,125
Banco de Sabadell	146,931	188
Banco Popular Espanol	97,274	120
Banco Santander	430,187	1,910
Bankia	138,441	114
Bankinter	19,874	141
CaixaBank	94,382	239
Distribuidora Internacional de Alimentacion	17,963	111
Enagas	6,296	190
Endesa	8,816	189
Ferrovial	14,091	300
Gas Natural SDG	9,734	200
Grifols	8,272	179
Iberdrola	155,556	1,058
Industria de Diseno Textil	31,285	1,161
International Consolidated Airlines Group	24,405	127
Mapfre	31,811	89
Mediaset Espana Comunicacion	39,567	469
Red Electrica	12,598	272
Repsol	31,103	423
Telefonica	128,370	1,300
Viscofan	14,688	795
Zardoya Otis	6,262	60

		16,746

Sweden – 1.7%
Alfa Laval	8,655	136
Assa Abloy, Cl B	146,713	2,982
Atlas Copco, Cl A	30,218	878
Boliden	7,570	178
Electrolux	6,928	173
Getinge, Cl B	6,038	117
Hennes & Mauritz, Cl B	158,535	4,472
Hexagon, Cl B	7,229	316
Husqvarna, Cl B	11,887	104
ICA Gruppen	2,500	83
Industrivarden, Cl C	4,708	87
Investor, Cl B	12,780	468
Kinnevik	6,796	173
Lundin Petroleum*	5,676	104
Modern Times Group, Cl B	13,555	347
Nordea Bank	133,327	1,324
Oriflame Holding*	1,600	59
Sandvik	107,388	1,181
Securitas, Cl B	9,089	152
Skandinaviska Enskilda Banken, Cl A	42,599	428
Skanska, Cl B	9,772	228
SKF, Cl B	11,487	198
Svenska Cellulosa, Cl B	17,046	507

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Svenska Handelsbanken, Cl A	162,544	$2,233
Swedbank, Cl A	25,454	600
Swedish Match	15,866	583
Tele2, Cl B	9,775	84
Telefonaktiebolaget LM Ericsson, Cl B	164,509	1,188
Telia	72,676	326
Volvo, Cl B	43,290	495

		20,204

Switzerland – 6.7%
ABB	56,415	1,267
Actelion	2,884	500
Adecco Group	25,363	1,432
Aryzta	2,672	118
Baloise Holding	1,447	175
Barry Callebaut	66	88
Chocoladefabriken Lindt & Sprungli	31	367
Cie Financiere Richemont	34,316	2,088
Coca-Cola	4,956	115
Credit Suisse Group	52,319	688
DKSH Holding	2,209	163
Dufry*	1,266	159
EMS-Chemie Holding	246	132
Galenica	110	117
Geberit	6,667	2,920
Givaudan	259	527
Helvetia Holding	264	133
Julius Baer Group	6,248	255
Kuehne + Nagel International	11,677	1,696
LafargeHolcim	9,129	494
Logitech International	39,550	886
Lonza Group	1,539	294
Nestle	244,037	19,230
Novartis	162,133	12,766
Pargesa Holding	1,038	71
Partners Group Holding	484	244
Roche Holding	65,068	16,193
Schindler Holding	1,822	343
SGS	153	343
Sika	60	292
Sonova Holding	15,404	2,180
Swatch Group	2,259	322
Swiss Life Holding	936	243
Swiss Prime Site	2,007	176
Swiss Re	9,579	865
Swisscom	725	345
Syngenta*	2,666	1,167
UBS Group	607,468	8,273
Zurich Insurance Group	14,574	3,755

		81,422

Taiwan – 2.8%
AU Optronics ADR	725,037	2,647
ChipMOS TECHNOLOGIES	11,484	227
Chroma ATE	167,000	450
Chunghwa Telecom ADR	59,813	2,095

Description	Shares	Value (000)
Delta Electronics	122,516	$657
Hon Hai Precision Industry	492,361	1,605
Ruentex Industries	215,082	348
Silicon Motion Technology ADR	16,127	835
Taiwan Semiconductor Manufacturing	1,057,383	23,172
Teco Electric and Machinery	1,004,387	870
Yungtay Engineering	539,000	805

		33,711

Thailand – 1.3%
Advanced Information
Technology	233,000	170
Amata NVDR	152,100	49
AP Thailand NVDR	1,321,800	278
Asia Aviation	779,900	161
Bangchak Petroleum NVDR	260,200	230
Bangkok Bank	220,000	1,039
Cal-Comp Electronics Thailand NVDR	1,336,719	100
Dhipaya Insurance NVDR	16,800	19
GFPT NVDR	1,194,100	508
Hana Microelectronics NVDR	615,200	565
Indorama Ventures	480,800	396
IRPC NVDR	4,200,000	593
Kasikornbank PLC	73,600	400
KCE Electronics NVDR	368,100	1,131
KGI Securities Thailand NVDR	902,000	91
Krung Thai Bank NVDR	513,200	262
MCS Steel NVDR	134,200	52
MFEC NVDR	216,800	31
MK Real Estate Development NVDR	283,600	34
Polyplex Thailand NVDR	159,000	58
Pruksa Real Estate NVDR	102,900	71
PTG Energy	196,400	147
PTT NVDR	343,100	3,397
PTT Exploration & Production NVDR	88,800	210
PTT Global Chemical NVDR	1,262,200	2,156
Regional Container Lines NVDR	116,100	17
SC Asset NVDR	371,588	36
Siam Cement NVDR	13,500	201
Siamgas & Petrochemicals NVDR	624,900	195
SNC Former NVDR	76,300	30
Sri Trang Agro-Industry NVDR	106,400	36
Star Petroleum Refining NVDR	1,491,400	465
Syntec Construction NVDR	2,491,000	256
Thai Airways International NVDR	292,100	200
Thai Oil NVDR	172,100	342
Thai Vegetable Oil NVDR	176,300	155
Thanachart Capital NVDR	118,600	139
Tipco Asphalt NVDR	1,445,500	798
Tisco Financial Group NVDR	77,900	118
TMB Bank NVDR	4,978,700	307

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Vanachai Group NVDR	221,100	$86

		15,529

Turkey – 0.9%
Akcansa Cimento	14,648	62
Akfen Gayrimenkul Yatirim Ortakligi‡ *	29,811	15
Albaraka Turk Katilim Bankasi	44,267	18
Anadolu Anonim Turk Sigorta Sirketi	10,994	6
Anadolu Cam Sanayii*	327,928	229
Arcelik	29,206	206
Baticim Bati Anadolu Cimento Sanayii	23,088	48
Dogan Sirketler Grubu Holding*	372,395	100
EGE Seramik Sanayi ve Ticaret*	22,722	30
GSD Holdings	389,164	122
Haci Omer Sabanci Holding	474,835	1,471
Izmir Demir Celik Sanayi*	57,810	51
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	69,396	157
Kutahya Porselen Sanayi*	16,321	49
Logo Yazilim Sanayi Ve Ticaret*	3,014	55
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	81
Torunlar Gayrimenkul Yatirim Ortakligi‡	412,027	666
Turkiye Garanti Bankasi	1,475,109	3,916
Turkiye Halk Bankasi	244,795	746
Turkiye Is Bankasi, Cl C	919,209	1,458
Turkiye Sise ve Cam Fabrikalari	137,460	146
Turkiye Vakiflar Bankasi TAO, Cl D	674,952	1,036
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	467

		11,135

United Arab Emirates – 0.2%
Aldar Properties PJSC	2,491,013	1,811
National Central Cooling PJSC	265,588	128
Union National Bank PJSC	43,378	47

		1,986

United Kingdom – 13.7%
3i Group	169,125	1,428
Aberdeen Asset Management	25,907	109
Admiral Group	43,618	1,161
Aggreko	7,617	94
Amec Foster Wheeler	41,536	308
Anglo American	83,475	1,047
Anglo American PLC	39,312	493
Antofagasta	36,245	246
Ashtead Group	14,014	231
Associated British Foods	9,977	337
AstraZeneca	36,211	2,347
Auto Trader Group (A)	64,137	337
Aviva	114,127	652
Babcock International Group	7,596	102
BAE Systems	259,743	1,766
Barclays PLC	1,881,182	4,099

Description	Shares	Value (000)
Barratt Developments	59,052	$380
Berendsen	26,498	428
Berkeley Group Holdings	3,614	121
BGEO Group	13,272	501
BHP Billiton	99,624	1,506
BP	889,431	5,195
British American Tobacco	55,471	3,549
British Land‡	27,231	223
BT Group, Cl A	241,975	1,221
Bunzl	81,036	2,396
Burberry Group	12,377	222
Capita	137,764	1,196
Carnival	24,322	1,188
Centrica	176,445	523
Close Brothers Group	9,102	162
Cobham	52,058	113
Compass Group PLC	669,022	12,989
Croda International	3,795	171
Daily Mail & General Trust, Cl A	76,423	737
Delphi Automotive PLC	20,811	1,484
Devro	85,007	263
Diageo PLC	320,040	9,182
Direct Line Insurance Group	38,156	181
Dixons Carphone	28,571	137
easyJet	23,766	311
Fresnillo	6,491	153
G4S	399,309	1,181
GKN	47,627	198
GlaxoSmithKline	139,455	2,972
Glencore	615,602	1,695
GVC Holdings*	54,210	522
Hammerson‡	22,676	172
Hargreaves Lansdown	7,180	119
Hays PLC	483,212	813
Hikma Pharmaceuticals	4,246	111
HomeServe	130,113	972
HSBC Holdings PLC	709,190	5,321
ICAP	137,961	834
IG Group Holdings	64,615	731
IMI	15,288	213
Imperial Brands	27,480	1,417
Inchcape	20,533	176
Informa PLC	66,768	617
Inmarsat	13,097	120
InterContinental Hotels Group	5,496	227
International Personal Finance	125,872	424
Intertek Group	55,699	2,518
Intu Properties‡	27,934	107
Investec	17,755	109
ITV	691,865	1,683
J Sainsbury	49,104	157
Johnson Matthey	5,389	231
Jupiter Fund Management	65,892	364
Just Eat*	65,809	457
Kingfisher	63,540	310

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Land Securities Group‡	22,974	$316
Legal & General Group	166,938	474
Lloyds Banking Group	3,377,589	2,390
London Stock Exchange Group	9,105	330
Lukoil PJSC ADR	9,090	442
Marks & Spencer Group	46,658	200
McCarthy & Stone (A)	40,610	88
Mediclinic International	10,645	128
Meggitt	21,363	125
Merlin Entertainments (A)	244,282	1,394
Millennium & Copthorne Hotels	16,637	94
Mondi	10,217	215
Moneysupermarket.com Group	123,680	482
National Express Group	30,885	138
National Grid	147,090	2,078
Next	4,088	254
Non-Standard Finance (A)	156,295	150
Northgate	19,937	112
Old Mutual	137,979	362
Paddy Power Betfair	9,647	1,087
Pagegroup	30,587	134
Pearson	23,919	233
Persimmon	8,553	201
Petrofac	16,599	192
Pets at Home Group	118,304	361
Provident Financial	41,720	1,641
Prudential PLC	171,107	3,031
Reckitt Benckiser Group PLC	123,003	11,598
RELX	114,513	2,173
Rightmove	47,334	2,593
Rio Tinto PLC	131,291	4,379
Rolls-Royce Holdings PLC	360,232	3,358
Rotork	40,304	110
Royal Bank of Scotland Group*	102,813	238
Royal Mail	24,933	158
RSA Insurance Group	28,283	200
SABMiller	27,882	1,625
Sage Group	31,389	301
Schroders	3,883	136
Segro‡	22,595	133
Serco Group PLC	507,160	861
Severn Trent	6,546	213
Shire	25,746	1,670
Sky PLC	381,578	4,432
Smith & Nephew	37,515	605
Smiths Group PLC	119,221	2,268
South32	39,607	75
Spectris	21,675	554
SSE	28,317	577
SSP Group	205,664	853
St. James’s Place	54,873	675
Stagecoach Group	150,663	413
Standard Chartered PLC	187,209	1,524
Standard Life	55,067	246
Tate & Lyle	13,078	127

Description	Shares	Value (000)
Taylor Wimpey	90,600	$181
Tesco	414,069	982
Thomas Cook Group*	511,399	459
Travis Perkins	7,259	145
Unilever	82,725	3,919
United Utilities Group	19,011	247
Vodafone Group PLC	925,584	2,664
Weir Group	6,020	133
WH Smith	49,869	996
Whitbread	5,099	259
William Hill	26,546	105
WM Morrison Supermarkets	64,281	182
Wolseley	7,070	399
Worldpay Group (A)	52,384	201
WPP PLC	519,989	12,242

		165,921

United States – 0.5%
Consumer Discretionary – 0.5%
Yum! Brands	59,343	5,388

Consumer Staples – 0.0%
Gruma, Cl B	27,136	358

Information Technology – 0.0%
Genpact*	7,497	180

		5,926

Total Common Stock (Cost $1,182,570) (000)		1,181,831

Preferred Stock — 0.7%
Alpargatas	398,698	1,195
Banco Bradesco, Cl Preference	32,898	303
Banco BTG Pactual*	51,005	-
Banco do Estado do Rio Grande do Sul	189,200	611
Bayerische Motoren Werke, Cl Preference	1,598	118
Centrais Eletricas Brasileiras*	105,800	781
Cia Brasileira de Distribuicao, Cl Preference	18,665	307
Cia de Gas de Sao Paulo - COMGAS, Cl A	12,355	199
Cia Energetica de Minas Gerais	267,700	706
Cia Energetica de Sao Paulo, Cl Preference	35,400	162
Cia Paranaense de Energia	62,100	646
CJ	1,220	90
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B	43,900	142
Embotelladora Andina	14,922	57
FUCHS PETROLUB	2,067	94
Henkel & KGaA	5,011	682
Itausa - Investimentos Itau	281,777	726
Metalurgica Gerdau, Cl Preference*	225,600	237
Porsche Automobil Holding	4,263	219
Schaeffler, Cl Preference	5,146	81

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Shares	Value (000)
Volkswagen	12,531	$1,651

Total Preferred Stock (Cost $9,478) (000)		9,007

Rights — 0.0%

	Number of Rights
Air Liquide, Expires 10/3/2016*	64,048	175
Cover-More Group, Expires 10/20/2016*	12,786	2

Total Rights (Cost $–) (000)		177

Short-Term Investment(C) — 0.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.386%	9,949,101	9,949
Total Short-Term Investment (Cost $9,949) (000)		9,949

Total Investments — 99.1% (Cost $1,201,997) (000) †		$1,200,964

Percentages are based on Net Assets of $1,211,644 (000).

A list of the open futures contracts held by the Fund at September 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation
E-MINI MSCI EAFE Future	100	Dec-2016	$131

For the period ended September 30, 2016, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of September 30, 2016 was $3,210 (000) and represents 0.26% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of September 30, 2016 was $0 (000) and represented 0.00% of Net Assets.
(C)	The rate reported is the 7-day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $1,201,997 (000), and the unrealized appreciation and depreciation were $109,907 (000) and $(110,940) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$779	$34,217	$-	$34,996
Austria	-	1,740	-	1,740
Belgium	-	9,784	-	9,784
Brazil	21,275	-	-	21,275
Canada	24,278	-	-	24,278
Chile	2,959	-	-	2,959
China	11,719	24,410	-	36,129
Colombia	1,119	-	-	1,119
Cyprus	-	396	-	396
Czech Republic	-	225	-	225
Denmark	1,183	18,145	-	19,328
Finland	-	9,817	-	9,817
France	1,046	87,858	-	88,904
Germany	2,434	74,615	-	77,049
Greece	-	2,654	-	2,654
Hong Kong	1,512	59,693	-	61,205
India	5,387	14,022	-	19,409
Indonesia	-	8,584	-	8,584
Ireland	3,803	4,349	-	8,152
Israel	3,350	1,942	-	5,292
Italy	334	15,365	-	15,699
Japan	2,621	193,055	-	195,676
Luxembourg	1,643	1,841	-	3,484
Macau	-	308	-	308
Malaysia	931	7,423	-	8,354
Mexico	6,111	-	-	6,111
Netherlands	10,667	35,383	-	46,050
New Zealand	-	1,260	-	1,260
Norway	386	3,489	-	3,875
Panama	25	-	-	25
Peru	5,072	-	-	5,072
Philippines	-	1,909	-	1,909
Poland	116	7,221	-	7,337
Portugal	-	520	-	520
Qatar	3,687	-	-	3,687
Russia	4,424	4,644	-	9,068
Singapore	-	12,752	-	12,752
South Africa	1,208	14,690	-	15,898
South Korea	4,280	54,591	-	58,871
Spain	562	16,184	-	16,746
Sweden	232	19,972	-	20,204
Switzerland	10,453	70,969	-	81,422
Taiwan	26,801	6,910	-	33,711
Thailand	664	14,865	-	15,529
Turkey	137	10,998	-	11,135
United Arab Emirates	1,858	128	-	1,986
United Kingdom	4,531	161,390	-	165,921
United States	5,926	-	-	5,926

Total Common Stock	173,513	1,008,318	-	1,181,831
Preferred Stock	6,072	2,935	-	9,007
Rights	-	177	-	177
Short-Term Investment	9,949	-	-	9,949

Total Investments in Securities	$189,534	$1,011,430	$-	$1,200,964

KP International Equity Fund

Schedule of Investments

September 30, 2016 (unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$131	$-	$-	$131

Total Other Financial Instruments	$131	$-	$-	$131

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Corporate Obligations — 28.9%
Consumer Discretionary – 2.1%
21st Century Fox America
4.500%, 02/15/21	$100	$111
3.700%, 09/15/24	120	130
Amazon.com
1.200%, 11/29/17	200	200
American Honda Finance
2.450%, 09/24/20	100	103
1.700%, 02/22/19	1,957	1,944
Atento Luxco
7.375%, 01/29/20(A)	220	228
AutoZone
2.500%, 04/15/21	100	102
Bed Bath & Beyond
3.749%, 08/01/24	25	26
BMW US Capital
1.850%, 09/15/21(A)	2,950	2,942
CBS
3.375%, 03/01/22	150	158
Charter Communications Operating
6.484%, 10/23/45(A)	327	396
6.384%, 10/23/35(A)	310	365
4.464%, 07/23/22(A)	100	108
3.579%, 07/23/20(A)	1,488	1,555
Cleveland Clinic Foundation
4.858%, 01/01/14	378	425
Comcast
4.500%, 01/15/43	487	553
3.375%, 02/15/25	275	295
3.150%, 03/01/26	50	53
3.125%, 07/15/22	150	160
2.750%, 03/01/23	100	103
Council of Europe Development Bank
1.750%, 11/14/19	100	102
1.125%, 05/31/18	150	150
Delphi
4.150%, 03/15/24	40	43
Delphi Automotive
3.150%, 11/19/20	100	104
Diageo Capital
5.750%, 10/23/17	200	209
Discovery Communications
5.050%, 06/01/20	100	109
Dollar General
4.150%, 11/01/25	25	27
DR Horton
4.000%, 02/15/20	35	37
3.750%, 03/01/19	25	26
Expedia
4.500%, 08/15/24	100	105
Ford Motor Credit
5.875%, 08/02/21	200	228
2.375%, 03/12/19	400	405
2.240%, 06/15/18	200	202
General Motors
6.250%, 10/02/43	887	1,047
3.500%, 10/02/18	200	206

Description	Face Amount (000)(1)	Value (000)
General Motors Financial
4.300%, 07/13/25	100	$103
4.000%, 01/15/25	100	101
3.700%, 05/09/23	100	101
3.150%, 01/15/20	150	153
3.100%, 01/15/19	100	102
Grupo Televisa
7.250%, 05/14/43	(MXN) 2,840	127
Home Depot
4.400%, 04/01/21	100	111
2.625%, 06/01/22	100	104
2.000%, 06/15/19	200	204
Johnson Controls
3.625%, 07/02/24	43	46
Kohl’s
4.000%, 11/01/21	100	107
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	445	435
Lowe’s
4.625%, 04/15/20	100	110
2.500%, 04/15/26	50	50
1.150%, 04/15/19	20	20
Macy’s Retail Holdings
3.625%, 06/01/24	100	100
Magna International
3.625%, 06/15/24	50	53
Marriott International
3.125%, 10/15/21	250	256
Mattel
2.350%, 05/06/19	100	102
McDonald’s
5.350%, 03/01/18	100	106
3.375%, 05/26/25	100	105
2.750%, 12/09/20	20	21
Minerva Luxembourg
6.500%, 09/20/26(A)	380	373
NBCUniversal Media
4.375%, 04/01/21	100	111
Newell Brands
5.500%, 04/01/46	628	762
4.000%, 12/01/24	50	53
3.150%, 04/01/21	150	156
Omnicom Group
4.450%, 08/15/20	100	109
3.600%, 04/15/26	100	106
O’Reilly Automotive
3.550%, 03/15/26	50	53
QVC
4.450%, 02/15/25	65	64
Scripps Networks Interactive
2.750%, 11/15/19	100	103
Staples
2.750%, 01/12/18	100	101
Starbucks
3.850%, 10/01/23	150	167
Target
2.900%, 01/15/22	200	211

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Time Warner
4.875%, 03/15/20	$100	$110
4.850%, 07/15/45	552	617
4.750%, 03/29/21	100	112
3.600%, 07/15/25	100	106
2.100%, 06/01/19	100	102
Time Warner Cable
8.250%, 04/01/19	200	231
7.300%, 07/01/38	208	266
4.000%, 09/01/21	100	106
TJX
2.750%, 06/15/21	100	105
Toyota Motor Credit
4.250%, 01/11/21	100	110
2.750%, 05/17/21	100	104
2.100%, 01/17/19	150	153
1.550%, 07/13/18	100	101
1.200%, 04/06/18	50	50
USJ Acucar e Alcool
9.875%, 11/09/21(A)	272	223
Viacom
4.250%, 09/01/23	100	106
3.450%, 10/04/26	576	575
2.200%, 04/01/19	100	100
Walt Disney
3.150%, 09/17/25	100	108
2.550%, 02/15/22	100	104
1.850%, 05/30/19	150	153
Wesleyan University
4.781%, 07/01/16	554	587
Whirlpool
4.000%, 03/01/24	60	65
Wyndham Worldwide
4.250%, 03/01/22	50	53

		22,290

Consumer Staples – 1.7%
Altria Group
9.250%, 08/06/19	200	243
Anheuser-Busch InBev Finance
4.900%, 02/01/46	1,227	1,460
4.700%, 02/01/36	648	745
3.650%, 02/01/26	300	322
2.650%, 02/01/21	215	222
2.150%, 02/01/19	200	203
1.900%, 02/01/19	200	202
1.250%, 01/17/18	100	100
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	114
5.375%, 01/15/20	100	111
2.500%, 07/15/22	100	102
Bunge Finance
3.250%, 08/15/26	120	121
Clorox
3.500%, 12/15/24	50	53
Coca-Cola
3.300%, 09/01/21	100	108
3.200%, 11/01/23	100	107
2.875%, 10/27/25	50	53
2.550%, 06/01/26	50	51
2.450%, 11/01/20	50	52
1.875%, 10/27/20	50	51
1.375%, 05/30/19	50	50

Description	Face Amount (000)	Value (000)
Coca-Cola Femsa
2.375%, 11/26/18	$150	$153
Colgate-Palmolive
1.750%, 03/15/19	100	101
ConAgra Foods
1.900%, 01/25/18	100	101
Costco Wholesale
1.700%, 12/15/19	100	101
CVS Health
4.000%, 12/05/23	150	165
3.875%, 07/20/25	120	131
3.375%, 08/12/24	100	106
2.875%, 06/01/26	50	51
2.250%, 12/05/18	150	153
2.125%, 06/01/21	50	50
CVS Pass-Through Trust
4.704%, 01/10/36(A)	727	800
Dr Pepper Snapple Group
3.400%, 11/15/25	150	160
General Mills
5.650%, 02/15/19	100	110
Hershey
2.300%, 08/15/26	50	50
Ingredion
3.200%, 10/01/26	50	51
JM Smucker
2.500%, 03/15/20	100	102
Kellogg
4.000%, 12/15/20	100	109
Kimberly-Clark
2.750%, 02/15/26	100	104
Kraft Heinz Foods
5.200%, 07/15/45	1,021	1,207
3.950%, 07/15/25	150	162
3.500%, 06/06/22	125	133
2.000%, 07/02/18	425	429
1.600%, 06/30/17	1,265	1,268
Kroger
3.300%, 01/15/21	100	106
Mead Johnson Nutrition
3.000%, 11/15/20	30	31
Molson Coors Brewing
3.000%, 07/15/26	25	25
1.450%, 07/15/19	25	25
Mondelez International
4.000%, 02/01/24	150	164
PepsiCo
7.900%, 11/01/18	200	227
3.600%, 03/01/24	100	110
2.850%, 02/24/26	100	105
1.250%, 04/30/18	100	100
Philip Morris International
4.500%, 03/26/20	100	110
3.375%, 08/11/25	100	108
Procter & Gamble
3.100%, 08/15/23	100	108
1.900%, 11/01/19	100	102
Reynolds American
8.125%, 06/23/19	100	117
4.450%, 06/12/25	150	168
2.300%, 06/12/18	3,807	3,862

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Sigma Alimentos
4.125%, 05/02/26(A)	$270	$271
Sysco
2.600%, 10/01/20	50	51
2.500%, 07/15/21	35	36
1.900%, 04/01/19	30	30
Tyson Foods
4.500%, 06/15/22	150	167
Unilever Capital
4.250%, 02/10/21	150	167
Walgreens Boots Alliance
4.800%, 11/18/44	772	851
3.450%, 06/01/26	65	67
3.300%, 11/18/21	100	106
3.100%, 06/01/23	30	31
2.700%, 11/18/19	100	103
2.600%, 06/01/21	30	31
1.750%, 05/30/18	35	35
Wal-Mart Stores
4.250%, 04/15/21	125	140
1.125%, 04/11/18	200	200

		18,021

Energy – 3.7%
Anadarko Petroleum
6.950%, 06/15/19	237	262
6.600%, 03/15/46	327	398
5.550%, 03/15/26	100	113
4.850%, 03/15/21	587	630
4.500%, 07/15/44	515	473
Apache
3.250%, 04/15/22	100	103
Baker Hughes
7.500%, 11/15/18	150	168
Boardwalk Pipelines
4.950%, 12/15/24	50	52
BP Capital Markets
3.535%, 11/04/24	250	265
3.245%, 05/06/22	3,341	3,519
3.062%, 03/17/22	100	105
2.750%, 05/10/23	100	102
2.237%, 05/10/19	100	102
2.112%, 09/16/21	100	100
1.676%, 05/03/19	20	20
Canadian Natural Resources
5.900%, 02/01/18	495	519
Chevron
2.954%, 05/16/26	50	52
2.566%, 05/16/23	50	51
2.355%, 12/05/22	150	153
2.193%, 11/15/19	90	92
2.100%, 05/16/21	50	51
1.961%, 03/03/20	50	51
1.718%, 06/24/18	300	302
1.561%, 05/16/19	50	50
CNOOC Curtis Funding No. 1
4.500%, 10/03/23(A)	950	1,053
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	206
Columbia Pipeline Group
2.450%, 06/01/18	100	101

Description	Face Amount (000)	Value (000)
ConocoPhillips
6.000%, 01/15/20	$100	$113
5.950%, 03/15/46	392	492
4.200%, 03/15/21	50	54
3.350%, 11/15/24	200	205
Ecopetrol
5.875%, 09/18/23	100	108
Enable Midstream Partners
2.400%, 05/15/19	50	49
Enbridge Energy Partners
5.875%, 10/15/25	100	115
Encana
6.500%, 02/01/38	754	781
3.900%, 11/15/21	50	50
Energy Transfer Partners
6.625%, 10/15/36	593	646
3.600%, 02/01/23	100	98
2.500%, 06/15/18	150	151
EnLink Midstream Partners
5.600%, 04/01/44	78	72
5.050%, 04/01/45	190	168
Enterprise Products Operating
3.350%, 03/15/23	100	102
2.850%, 04/15/21	30	31
2.550%, 10/15/19	200	204
EOG Resources
3.150%, 04/01/25	100	101
2.625%, 03/15/23	100	100
Exxon Mobil
3.043%, 03/01/26	50	52
2.726%, 03/01/23	35	36
2.709%, 03/06/25	150	154
2.222%, 03/01/21	20	21
1.819%, 03/15/19	250	253
1.708%, 03/01/19	50	51
1.439%, 03/01/18	30	30
Fermaca Enterprises
6.375%, 03/30/38(A)	193	198
Halliburton
3.500%, 08/01/23	100	103
Husky Energy
4.000%, 04/15/24	100	104
Kinder Morgan
5.300%, 12/01/34	706	704
5.050%, 02/15/46	486	463
3.050%, 12/01/19	769	786
2.000%, 12/01/17	200	200
Kinder Morgan Energy Partners
3.950%, 09/01/22	250	261
3.500%, 03/01/21	20	21
Magellan Midstream Partners
4.250%, 02/01/21	100	108
Marathon Oil
2.800%, 11/01/22	150	139
Marathon Petroleum
3.400%, 12/15/20	100	104
MPLX
4.875%, 12/01/24	100	103
4.000%, 02/15/25	25	25
Nabors Industries
5.100%, 09/15/23	100	97

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
National Oilwell Varco
2.600%, 12/01/22	$100	$94
Noble Energy
8.250%, 03/01/19	1,230	1,407
6.000%, 03/01/41	103	112
4.150%, 12/15/21	100	106
Occidental Petroleum
3.400%, 04/15/26	70	74
3.125%, 02/15/22	100	105
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21(A)	315	96
ONEOK Partners
3.375%, 10/01/22	100	101
Pertamina Persero
6.450%, 05/30/44(A)	370	429
5.250%, 05/23/21(A)	265	289
Petrobras Global Finance BV
4.375%, 05/20/23	790	707
Petroleos de Venezuela
9.000%, 11/17/21	660	374
8.500%, 11/02/17(A)	300	258
6.000%, 11/15/26(A)	665	279
5.375%, 04/12/27	365	152
Petroleos Mexicanos
8.000%, 05/03/19	250	281
6.875%, 08/04/26(A)(B)	50	56
6.375%, 02/04/21(A)	240	236
5.625%, 01/23/46	1,295	1,130
5.500%, 02/04/19(A)	630	571
4.875%, 01/24/22	350	357
4.625%, 09/21/23(A)	200	200
3.500%, 07/23/20	755	719
Petronas Capital
4.500%, 03/18/45(A)	200	231
3.500%, 03/18/25(A)	200	215
Phillips 66 Partners
3.605%, 02/15/25	25	25
Pioneer Natural Resources
3.450%, 01/15/21	100	104
Plains All American Pipeline
6.650%, 01/15/37	366	397
4.900%, 02/15/45	439	402
4.650%, 10/15/25	150	155
3.850%, 10/15/23	150	149
Regency Energy Partners
4.500%, 11/01/23	1,269	1,278
Schlumberger Investment
3.650%, 12/01/23	100	108
Shell International Finance
4.000%, 05/10/46	1,175	1,202
3.250%, 05/11/25	150	158
2.875%, 05/10/26	100	101
2.000%, 11/15/18	200	203
1.875%, 05/10/21	1,037	1,038
1.625%, 11/10/18	200	201
Sinopec Group Overseas Development
3.500%, 05/03/26(A)	580	606
Spectra Energy Partners
3.500%, 03/15/25	100	101
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	505	498

Description	Face Amount (000)	Value (000)
Statoil
3.700%, 03/01/24	$100	$109
2.450%, 01/17/23	125	127
2.250%, 11/08/19	150	153
Suncor Energy
6.100%, 06/01/18	769	826
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	107
Total Capital Canada
2.750%, 07/15/23	100	103
Total Capital International
2.700%, 01/25/23	100	103
2.100%, 06/19/19	100	102
TransCanada PipeLines
4.875%, 01/15/26	100	116
2.500%, 08/01/22	100	100
1.625%, 11/09/17	671	673
Ultrapar International
5.250%, 10/06/26(A)	450	447
Valero Energy
9.375%, 03/15/19	29	34
3.650%, 03/15/25	100	102
Western Gas Partners
2.600%, 08/15/18	100	100
Williams Partners
5.250%, 03/15/20	2,026	2,193
4.900%, 01/15/45	525	499
3.600%, 03/15/22	100	102

		38,047

Financials – 9.0%
Aflac
3.625%, 06/15/23	100	108
African Development Bank
1.375%, 02/12/20	100	100
1.125%, 09/20/19	100	100
0.875%, 03/15/18	150	150
AIA Group
2.250%, 03/11/19(A)	424	430
Alleghany
4.950%, 06/27/22	100	111
Allstate
5.750%, 08/15/53(C)	200	215
American Express Credit
2.375%, 05/26/20	100	102
2.250%, 08/15/19	250	255
1.875%, 11/05/18	150	151
American International Group
4.800%, 07/10/45	400	423
3.900%, 04/01/26	722	764
3.375%, 08/15/20	150	158
3.300%, 03/01/21	150	158
2.300%, 07/16/19	100	102
Ameriprise Financial
5.300%, 03/15/20	100	111
Andina de Fomento
4.375%, 06/15/22	100	111
Aon
5.000%, 09/30/20	100	111
Ares Capital
3.875%, 01/15/20	60	62

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Asian Development Bank
2.000%, 01/22/25	$100	$102
1.750%, 03/21/19	100	101
1.625%, 08/26/20	300	304
1.375%, 01/15/19	100	101
1.125%, 06/05/18	150	150
1.000%, 08/16/19	100	100
0.875%, 04/26/18	100	100
Assurant
4.000%, 03/15/23	74	75
Australia & New Zealand Banking Group NY
2.700%, 11/16/20	250	259
Banco de Costa Rica
5.250%, 08/12/18(A)	540	554
Banco Internacional del Peru SAA Interbank
6.625%, 03/19/29(A)(C)	130	143
Banco Nacional de Costa Rica
5.875%, 04/25/21(A)	210	219
4.875%, 11/01/18(A)	350	360
Bank of America
5.700%, 01/24/22	100	116
4.450%, 03/03/26	130	139
4.200%, 08/26/24	165	175
4.100%, 07/24/23	100	108
4.000%, 01/22/25	100	104
3.950%, 04/21/25	200	207
3.500%, 04/19/26	1,193	1,240
2.650%, 04/01/19	450	460
2.625%, 10/19/20	350	357
2.250%, 04/21/20	250	252
2.050%, 12/07/18	405	410
2.000%, 01/11/18	150	151
1.750%, 06/05/18	250	251
Bank of Montreal
1.900%, 08/27/21	3,542	3,524
1.800%, 07/31/18	50	50
1.400%, 04/10/18	200	200
Bank of New York Mellon
3.550%, 09/23/21	100	108
3.000%, 02/24/25	100	104
2.500%, 04/15/21	100	103
2.450%, 11/27/20	100	101
2.100%, 08/01/18	200	203
Bank of Nova Scotia
2.800%, 07/21/21	100	104
2.450%, 03/22/21	50	51
2.050%, 10/30/18	100	101
1.950%, 01/15/19	50	51
1.650%, 06/14/19	50	50
Barclays
4.375%, 01/12/26	200	207
3.650%, 03/16/25	200	197
2.875%, 06/08/20	250	252
Barrick North America Finance
4.400%, 05/30/21	150	164
BB&T
2.450%, 01/15/20	100	102
2.050%, 05/10/21	300	303
Berkshire Hathaway
3.125%, 03/15/26	200	210
3.000%, 02/11/23	150	158
2.750%, 03/15/23	723	751

Description	Face Amount (000)(1)	Value (000)
Berkshire Hathaway Finance
1.700%, 03/15/19	100	$101
1.300%, 08/15/19	1,201	1,203
BGEO Group JSC
6.000%, 07/26/23(A)	350	361
BlackRock
5.000%, 12/10/19	100	111
BMCE Bank
6.250%, 11/27/18	200	209
BNP Paribas
4.250%, 10/15/24	200	208
2.375%, 05/21/20	200	203
BOC Aviation
3.875%, 04/27/26(A)	200	209
BPCE
2.500%, 07/15/19	250	255
Canadian Imperial Bank of Commerce
1.600%, 09/06/19	50	50
Capital One
1.650%, 02/05/18	1,737	1,739
Capital One Bank USA
2.150%, 11/21/18	250	253
Capital One Financial
4.200%, 10/29/25	100	104
3.750%, 07/28/26	100	101
3.200%, 02/05/25	50	51
2.450%, 04/24/19	100	102
Charles Schwab
4.450%, 07/22/20	100	110
Chubb
5.750%, 05/15/18	100	107
Chubb INA Holdings
3.350%, 05/15/24	100	106
Citigroup
4.400%, 06/10/25	200	212
4.125%, 07/25/28	1,754	1,783
3.750%, 06/16/24	100	107
3.500%, 05/15/23	100	103
3.400%, 05/01/26	100	103
3.300%, 04/27/25	100	103
2.700%, 03/30/21	1,673	1,709
2.650%, 10/26/20	100	102
2.500%, 07/29/19	100	102
2.400%, 02/18/20	100	101
2.150%, 07/30/18	70	71
1.800%, 02/05/18	500	501
1.700%, 04/27/18	100	100
Citigroup Global Markets Holdings
0.000%, 03/03/21(A)(C)	(GHS) 1,060	275
Citizens Financial Group
4.300%, 12/03/25	100	105
2.375%, 07/28/21	30	30
CME Group
3.000%, 03/15/25	150	157
CNA Financial
5.875%, 08/15/20	100	114
Comerica
2.125%, 05/23/19	50	50
Commonwealth Bank of Australia
2.250%, 03/13/19	250	254

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Cooperatieve Rabobank UA
3.875%, 02/08/22	$100	$109
3.750%, 07/21/26	1,095	1,097
2.250%, 01/14/20	250	254
1.375%, 08/09/19	250	249
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21(A)	250	255
3.125%, 12/10/20	250	253
Credit Suisse New York
3.625%, 09/09/24	250	261
1.700%, 04/27/18	250	250
Deutsche Bank
3.700%, 05/30/24	85	81
2.950%, 08/20/20	100	96
1.875%, 02/13/18	250	243
Development Bank of Kazakhstan
4.125%, 12/10/22(A)	470	461
Discover Bank
2.000%, 02/21/18	250	251
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	153
1.500%, 03/16/20	200	202
European Investment Bank
3.250%, 01/29/24	250	278
2.250%, 08/15/22	250	259
2.125%, 10/15/21	300	309
1.875%, 03/15/19	150	153
1.750%, 06/17/19	300	305
1.625%, 12/18/18	300	304
1.375%, 06/15/20	250	250
1.250%, 05/15/18	250	251
1.125%, 08/15/18	300	300
Export Credit Bank of Turkey
5.875%, 04/24/19(A)	200	208
Export-Import Bank of India
4.000%, 01/14/23	270	287
Fifth Third Bancorp
2.875%, 07/27/20	250	259
Financiera de Desarrollo
4.750%, 02/08/22(A)	440	481
FMS Wertmanagement AoeR
1.750%, 03/17/20	200	203
1.375%, 06/08/21	200	200
Goldman Sachs Group
6.150%, 04/01/18	500	533
5.750%, 01/24/22	300	348
4.750%, 10/21/45	600	673
4.000%, 03/03/24	200	215
3.750%, 05/22/25	100	105
3.625%, 01/22/23	673	711
2.750%, 09/15/20	75	77
2.625%, 04/25/21	100	102
2.600%, 04/23/20	100	102
2.550%, 10/23/19	200	204
2.350%, 11/15/21	45	45
Hanover Insurance Group
4.500%, 04/15/26	100	104
Hartford Financial Services Group
5.125%, 04/15/22	100	114
HSBC Finance
6.676%, 01/15/21	100	115

Description	Face Amount (000)	Value (000)
HSBC Holdings
4.250%, 08/18/25	$200	$205
4.000%, 03/30/22	100	107
3.900%, 05/25/26	1,764	1,828
3.600%, 05/25/23	250	258
3.400%, 03/08/21	1,794	1,855
2.950%, 05/25/21	200	203
2.650%, 01/05/22	1,033	1,029
HSBC USA
2.625%, 09/24/18	150	153
2.000%, 08/07/18	100	100
1.500%, 11/13/17	150	150
Huntington National Bank
2.000%, 06/30/18	250	252
IDBI Bank
4.125%, 04/23/20	210	217
Industrial & Commercial Bank of China
2.905%, 11/13/20	250	257
ING Bank
2.000%, 11/26/18(A)	1,309	1,318
Inter-American Development Bank
2.125%, 11/09/20	375	387
2.000%, 06/02/26	150	153
1.875%, 06/16/20	450	460
1.750%, 04/14/22	150	152
1.000%, 05/13/19	100	100
Intercontinental Exchange
4.000%, 10/15/23	150	165
International Bank for Reconstruction & Development
2.500%, 11/25/24	250	264
2.250%, 06/24/21	50	52
2.125%, 02/13/23	100	104
1.875%, 03/15/19	400	408
1.750%, 04/19/23	200	202
1.625%, 03/09/21	350	354
1.375%, 05/24/21	200	200
1.250%, 07/26/19	100	101
1.000%, 11/15/17	500	501
0.875%, 07/19/18	250	250
International Finance
1.625%, 07/16/20	100	101
1.250%, 07/16/18	100	101
1.125%, 07/20/21	100	99
0.875%, 06/15/18	300	300
Intesa Sanpaolo
5.250%, 01/12/24	250	270
Jefferies Group
6.875%, 04/15/21	100	117

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)(1)	Value (000)
JPMorgan Chase
8.375%, 03/17/34(A)	(IDR) 3,000,000	$252
6.000%, 01/15/18	300	317
3.625%, 05/13/24	100	106
3.375%, 05/01/23	200	206
3.300%, 04/01/26	100	103
3.200%, 06/15/26	100	103
3.125%, 01/23/25	150	153
2.950%, 10/01/26	1,328	1,331
2.750%, 06/23/20	300	309
2.700%, 05/18/23	100	101
2.550%, 10/29/20	530	540
2.400%, 06/07/21	1,280	1,294
2.250%, 01/23/20	1,653	1,675
1.800%, 01/25/18	250	251
1.700%, 03/01/18	250	251
KeyBank
3.400%, 05/20/26	250	256
KeyCorp
5.100%, 03/24/21	150	169
KFW
2.500%, 11/20/24	150	159
2.125%, 01/17/23	250	258
1.875%, 04/01/19	550	562
1.500%, 04/20/20	600	604
1.000%, 01/26/18	1,000	1,000
0.875%, 12/15/17	300	300
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	105
1.750%, 04/15/19	100	102
1.000%, 04/04/18	200	200
Lazard Group
3.750%, 02/13/25	50	50
Lima Metro Line 2 Finance
5.875%, 07/05/34(A)	230	256
Lloyds Bank
3.500%, 05/14/25	200	211
2.000%, 08/17/18	200	201
Loews
2.625%, 05/15/23	100	101
Magyar Export-Import Bank
4.000%, 01/30/20(A)	450	469
Marsh & McLennan
2.350%, 09/10/19	75	76
MetLife
3.600%, 04/10/24	150	159
1.903%, 12/15/17	89	89
Metropolitan Life Global Funding I
1.950%, 09/15/21(A)	2,071	2,069
1.300%, 04/10/17(A)	2,266	2,268
MFB Magyar Fejlesztesi Bank
6.250%, 10/21/20(A)	200	226
Mitsubishi UFJ Financial Group
3.850%, 03/01/26	200	217
Moody’s
2.750%, 07/15/19	100	103

Description	Face Amount (000)	Value (000)
Morgan Stanley
4.875%, 11/01/22	$100	$110
4.000%, 07/23/25	100	108
3.875%, 01/27/26	200	212
3.700%, 10/23/24	150	158
3.125%, 07/27/26	1,043	1,049
2.800%, 06/16/20	100	103
2.650%, 01/27/20	100	102
2.500%, 01/24/19	250	255
2.375%, 07/23/19	550	560
1.875%, 01/05/18	200	201
Nasdaq
5.250%, 01/16/18	85	89
National Australia Bank
2.625%, 07/23/20	250	257
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	178
2.700%, 02/15/23	100	104
National Savings Bank
8.875%, 09/18/18(A)	490	530
Nomura Holdings
2.750%, 03/19/19	150	153
Nordic Investment Bank
1.125%, 03/19/18	200	201
Oesterreichische Kontrollbank
1.875%, 01/20/21	150	153
1.125%, 05/29/18	150	150
Old Republic International
3.875%, 08/26/26	967	961
Pelabuhan Indonesia III Persero
4.875%, 10/01/24(A)	200	215
PLA Administradora Industrial S de RL
5.250%, 11/10/22(A)	200	204
PNC Bank
3.250%, 06/01/25	250	263
2.400%, 10/18/19	250	256
1.800%, 11/05/18	250	252
Pricoa Global Funding I
1.900%, 09/21/18(A)	602	610
Principal Financial Group
3.400%, 05/15/25	100	103
Private Export Funding
3.250%, 06/15/25	100	110
2.250%, 03/15/20	200	207
Prudential Financial
7.375%, 06/15/19	100	115
5.625%, 06/15/43(C)	100	108
5.375%, 05/15/45(C)	100	104
Regions Financial
3.200%, 02/08/21	50	52
Royal Bank of Canada
2.200%, 07/27/18	150	152
2.150%, 03/15/19	200	203
2.000%, 12/10/18	50	51
1.625%, 04/15/19	150	150
1.500%, 07/29/19	1,253	1,252
Royal Bank of Scotland Group
4.800%, 04/05/26	200	206

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Santander Holdings USA
2.700%, 05/24/19	50	$51
2.650%, 04/17/20	100	100
Santander UK
2.375%, 03/16/20	100	101
Santander UK Group Holdings
3.125%, 01/08/21	100	102
Standard Chartered Bank
10.750%, 03/03/21(A)	(INR) 76,000	514
7.280%, 06/05/19(A)	(LKR) 25,000	381
Sumitomo Mitsui Banking
1.950%, 07/23/18	250	252
Sumitomo Mitsui Financial Group
3.784%, 03/09/26	50	54
2.934%, 03/09/21	250	257
2.632%, 07/14/26	100	99
SunTrust Banks
2.900%, 03/03/21	50	52
2.500%, 05/01/19	50	51
Svensk Exportkredit
1.875%, 06/17/19	200	203
Svenska Handelsbanken
1.625%, 03/21/18	250	251
Synchrony Financial
4.500%, 07/23/25	100	106
3.000%, 08/15/19	100	102
TD Ameritrade Holding
2.950%, 04/01/22	200	208
Toronto-Dominion Bank
2.500%, 12/14/20	100	103
2.125%, 07/02/19	150	152
1.950%, 04/02/20(A)	473	478
1.800%, 07/13/21	100	99
1.625%, 03/13/18	150	151
Travelers
3.900%, 11/01/20	100	109
UBS
2.350%, 03/26/20	250	255
1.375%, 06/01/17	1,334	1,334
Unum Group
4.000%, 03/15/24	50	52
US Bancorp
2.950%, 07/15/22	300	313
1.950%, 11/15/18	100	101
Visa
3.150%, 12/14/25	200	211
2.200%, 12/14/20	100	103
Voya Financial
2.900%, 02/15/18	77	78
WEA Finance
4.750%, 09/17/44(A)	735	794
Wells Fargo
5.625%, 12/11/17	500	525
4.900%, 11/17/45	449	494
4.125%, 08/15/23	200	214
3.550%, 09/29/25	100	106
3.300%, 09/09/24	100	105
3.000%, 01/22/21	300	306
2.550%, 12/07/20	85	87
2.100%, 07/26/21	150	149
1.750%, 05/24/19	250	251

Description	Face Amount (000)	Value (000)
Westpac Banking
2.700%, 08/19/26	$100	$99
2.600%, 11/23/20	150	154
2.250%, 01/17/19	100	102
2.000%, 08/19/21	2,725	2,721
1.600%, 08/19/19	100	100
XLIT
5.750%, 10/01/21	74	85

		93,666

Health Care – 2.7%
Abbott Laboratories
2.550%, 03/15/22	150	154
AbbVie
3.200%, 11/06/22	400	408
2.850%, 05/14/23	50	51
2.300%, 05/14/21	50	50
1.800%, 05/14/18	3,057	3,069
Actavis
1.875%, 10/01/17	100	100
Actavis Funding
4.550%, 03/15/35	132	140
3.800%, 03/15/25	190	201
3.450%, 03/15/22	150	157
3.000%, 03/12/20	1,309	1,352
2.350%, 03/12/18	80	81
Aetna
4.375%, 06/15/46	448	469
3.200%, 06/15/26	205	208
2.800%, 06/15/23	25	26
2.750%, 11/15/22	150	154
2.400%, 06/15/21	25	25
1.900%, 06/07/19	35	35
1.700%, 06/07/18	30	30
Agilent Technologies
3.050%, 09/22/26	65	66
AmerisourceBergen
3.400%, 05/15/24	100	106
Amgen
5.700%, 02/01/19	250	274
3.625%, 05/22/24	150	160
Anthem
3.300%, 01/15/23	200	210
AstraZeneca
2.375%, 11/16/20	150	154
1.950%, 09/18/19	100	102
Baxalta
3.600%, 06/23/22	100	105
Baxter International
2.600%, 08/15/26	100	99
Becton Dickinson
3.875%, 05/15/24	100	108
1.800%, 12/15/17	100	101
Biogen
3.625%, 09/15/22	100	107
Boston Scientific
3.375%, 05/15/22	100	105
2.850%, 05/15/20	100	103
Bristol-Myers Squibb
2.000%, 08/01/22	100	101
Cardinal Health
3.200%, 03/15/23	100	105

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Celgene
3.875%, 08/15/25	$100	$107
2.250%, 05/15/19	100	102
2.125%, 08/15/18	100	101
Cigna
4.000%, 02/15/22	100	109
City of Hope
5.623%, 11/15/43	443	569
Covidien International Finance
6.000%, 10/15/17	100	105
CR Bard
3.000%, 05/15/26	50	51
Danaher
3.350%, 09/15/25	30	33
1.650%, 09/15/18	120	121
Eli Lilly
1.250%, 03/01/18	100	100
Express Scripts Holding
4.800%, 07/15/46	631	655
4.750%, 11/15/21	100	112
3.900%, 02/15/22	150	162
Gilead Sciences
3.500%, 02/01/25	100	106
2.950%, 03/01/27	2,879	2,909
2.550%, 09/01/20	200	207
2.500%, 09/01/23	35	35
2.350%, 02/01/20	20	21
1.950%, 03/01/22	15	15
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	105
2.800%, 03/18/23	125	131
Humana
3.850%, 10/01/24	100	107
Johnson & Johnson
2.450%, 12/05/21	100	105
1.125%, 11/21/17	100	100
Laboratory Corp of America Holdings
2.625%, 02/01/20	100	102
McKesson
2.284%, 03/15/19	100	102
Medtronic
4.375%, 03/15/35	724	820
3.500%, 03/15/25	100	108
2.750%, 04/01/23	100	104
2.500%, 03/15/20	150	155
1.375%, 04/01/18	75	75
Merck
2.750%, 02/10/25	200	207
1.850%, 02/10/20	150	153
Millennium Health LLC
0.000%, 04/16/21 (C)(D)	7	1
Mylan
3.950%, 06/15/26	200	202
3.750%, 12/15/20(A)	100	104
New York and Presbyterian Hospital
4.763%, 08/01/16	411	442
Novartis Capital
3.400%, 05/06/24	100	109
3.000%, 11/20/25	50	53

Description	Face Amount (000)	Value (000)
Novartis Securities Investment
5.125%, 02/10/19	$100	$109
Perrigo
4.000%, 11/15/23	200	206
Pfizer
5.200%, 08/12/20	100	113
3.000%, 06/15/23	100	106
1.950%, 06/03/21	1,291	1,308
1.500%, 06/15/18	100	101
Quest Diagnostics
2.500%, 03/30/20	150	152
Sanofi
1.250%, 04/10/18	125	125
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	60
2.875%, 09/23/23	1,063	1,069
2.400%, 09/23/21	1,688	1,690
1.900%, 09/23/19	100	100
St. Jude Medical
2.800%, 09/15/20	150	155
Stryker
3.500%, 03/15/26	25	27
3.375%, 11/01/25	50	52
2.000%, 03/08/19	30	30
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	154
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46	193	192
2.800%, 07/21/23	65	65
2.200%, 07/21/21	3,184	3,172
1.700%, 07/19/19	20	20
1.400%, 07/20/18	50	50
Thermo Fisher Scientific
3.600%, 08/15/21	100	106
2.950%, 09/19/26	30	30
2.400%, 02/01/19	150	153
UnitedHealth Group
3.750%, 07/15/25	50	55
3.350%, 07/15/22	100	107
2.875%, 03/15/22	100	105
2.700%, 07/15/20	130	135
2.300%, 12/15/19	50	51
1.900%, 07/16/18	60	61
Zimmer Biomet Holdings
3.150%, 04/01/22	200	207
Zoetis
3.250%, 02/01/23	50	51

		27,758

Industrials – 2.1%
3M
1.625%, 06/15/19	100	101
ABB Finance USA
2.875%, 05/08/22	150	157
AerCap Ireland Capital
4.625%, 10/30/20	225	236
3.750%, 05/15/19	175	179
Air Lease
3.375%, 01/15/19	150	154
2.125%, 01/15/20	50	50

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
American Airlines Pass-Through Trust
4.950%, 01/15/23	$160	$174
Boeing
2.350%, 10/30/21	150	155
Burlington Northern Santa Fe
3.750%, 04/01/24	200	220
3.050%, 03/15/22	100	106
Canadian National Railway
5.550%, 03/01/19	100	110
Canadian Pacific Railway
2.900%, 02/01/25	100	102
Caterpillar
3.900%, 05/27/21	50	54
3.400%, 05/15/24	100	108
Caterpillar Financial Services
2.450%, 09/06/18	150	153
1.700%, 08/09/21	2,428	2,409
1.350%, 05/18/19	200	200
CSX
7.375%, 02/01/19	100	113
Deere
2.600%, 06/08/22	150	156
Dover
4.300%, 03/01/21	100	110
DP World
6.850%, 07/02/37(A)	510	590
Eaton
2.750%, 11/02/22	200	207
Emerson Electric
2.625%, 02/15/23	100	104
Eskom Holdings
5.750%, 01/26/21(A)	650	645
FedEx
3.200%, 02/01/25	200	210
Fortive
3.150%, 06/15/26(A)	150	154
GATX
2.500%, 07/30/19	150	152
GE Capital International Funding
4.418%, 11/15/35	1,723	1,934
2.342%, 11/15/20	250	257
General Dynamics
2.250%, 11/15/22	100	102
General Electric
5.250%, 12/06/17	500	524
4.650%, 10/17/21	150	171
3.450%, 05/15/24	100	109
Georgian Railway
7.750%, 07/11/22(A)	900	1,020
Honeywell International
4.250%, 03/01/21	125	139
Illinois Tool Works
1.950%, 03/01/19	100	102
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	110
John Deere Capital
3.350%, 06/12/24	100	107
2.800%, 03/04/21	150	157
1.350%, 01/16/18	100	100

Description	Face Amount (000)(1)	Value (000)
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20(A)	730	$787
Koninklijke Philips
5.750%, 03/11/18	100	106
L-3 Communications
5.200%, 10/15/19	125	137
Lockheed Martin
4.700%, 05/15/46	927	1,101
2.900%, 03/01/25	100	103
2.500%, 11/23/20	150	155
Mexico City Airport Trust
4.250%, 10/31/26(A)	200	200
Norfolk Southern
3.250%, 12/01/21	100	106
2.900%, 06/15/26	35	36
Northrop Grumman
3.500%, 03/15/21	100	107
3.250%, 08/01/23	50	53
Owens Corning
4.200%, 12/01/24	100	106
PACCAR Financial
1.400%, 11/17/17	55	55
1.300%, 05/10/19	20	20
Parker-Hannifin
3.300%, 11/21/24	150	160
Pentair Finance
3.625%, 09/15/20	100	104
Pitney Bowes
4.625%, 03/15/24	100	104
Precision Castparts
2.500%, 01/15/23	150	155
Raytheon
2.500%, 12/15/22	150	156
Red de Carreteras de Occidente
9.000%, 06/10/28(A)	(MXN) 6,100	317
Republic Services
3.550%, 06/01/22	150	161
Roper Technologies
2.050%, 10/01/18	100	101
Ryder System
2.550%, 06/01/19	95	97
Southwest Airlines
2.750%, 11/06/19	50	52
Stanley Black & Decker
2.900%, 11/01/22	100	105
TTX
2.250%, 02/01/19(A)	620	628
Union Pacific
3.646%, 02/15/24	100	109
3.250%, 08/15/25	100	108
United Parcel Service
5.125%, 04/01/19	100	110
3.125%, 01/15/21	45	48
United Technologies
3.100%, 06/01/22	100	107
1.778%, 05/04/18(E)	3,974	3,996
Verisk Analytics
4.000%, 06/15/25	50	53

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Waste Management
3.500%, 05/15/24	$100	$108

		21,792

Information Technology – 1.9%
Activision Blizzard
3.400%, 09/15/26(A)	50	50
Alibaba Group Holding
2.500%, 11/28/19	250	255
Alphabet
3.375%, 02/25/24	100	109
Apple
3.850%, 08/04/46	947	969
3.450%, 05/06/24	100	108
3.250%, 02/23/26	135	143
2.700%, 05/13/22	200	209
2.450%, 08/04/26	50	50
2.400%, 05/03/23	200	204
2.250%, 02/23/21	50	51
2.100%, 05/06/19	300	307
1.700%, 02/22/19	20	20
1.550%, 08/04/21	50	50
1.000%, 05/03/18	100	100
Applied Materials
2.625%, 10/01/20	50	52
Arrow Electronics
3.500%, 04/01/22	100	103
Automatic Data Processing
2.250%, 09/15/20	50	52
Baidu
4.125%, 06/30/25	310	333
3.250%, 08/06/18	200	205
Cisco Systems
4.950%, 02/15/19	100	108
4.450%, 01/15/20	200	219
3.625%, 03/04/24	100	110
3.500%, 06/15/25	50	55
2.950%, 02/28/26	50	53
2.500%, 09/20/26	1,640	1,659
1.850%, 09/20/21	100	101
Corning
1.500%, 05/08/18	100	100
Diamond 1 Finance
8.350%, 07/15/46(A)	259	310
8.100%, 07/15/36(A)	309	363
6.020%, 06/15/26(A)	406	445
5.450%, 06/15/23(A)	85	91
4.420%, 06/15/21(A)	100	105
3.480%, 06/01/19(A)	265	273
eBay
2.875%, 08/01/21	150	154
Fidelity National Information Services
5.000%, 10/15/25	100	114
3.500%, 04/15/23	150	157
Fiserv
2.700%, 06/01/20	100	103
Harris
2.700%, 04/27/20	35	36
Hewlett Packard Enterprise
4.900%, 10/15/25(A)	100	107
3.600%, 10/15/20(A)	150	157
2.850%, 10/05/18(A)	100	102

Description	Face Amount (000)	Value (000)
HP
4.650%, 12/09/21	$100	$110
Intel
3.700%, 07/29/25	25	28
3.300%, 10/01/21	100	108
2.700%, 12/15/22	250	261
2.450%, 07/29/20	60	62
International Business Machines
3.450%, 02/19/26	50	54
2.875%, 11/09/22	150	158
2.250%, 02/19/21	50	51
1.875%, 08/01/22	150	150
1.125%, 02/06/18	100	100
Juniper Networks
4.500%, 03/15/24	50	53
Keysight Technologies
3.300%, 10/30/19	100	102
KLA-Tencor
3.375%, 11/01/19	150	155
Lam Research
3.900%, 06/15/26	50	52
2.800%, 06/15/21	50	51
Microsoft
4.000%, 02/08/21	150	166
3.700%, 08/08/46	569	576
3.625%, 12/15/23	100	110
3.125%, 11/03/25	200	212
2.400%, 08/08/26	100	100
2.375%, 02/12/22	200	206
1.625%, 12/06/18	150	152
1.100%, 08/08/19	1,452	1,447
Motorola Solutions
3.500%, 09/01/21	100	103
NetApp
3.375%, 06/15/21	50	52
Oracle
3.850%, 07/15/36	1,353	1,405
2.950%, 05/15/25	100	103
2.650%, 07/15/26	100	100
2.500%, 05/15/22	150	154
2.400%, 09/15/23	50	50
2.375%, 01/15/19	150	154
2.250%, 10/08/19	200	205
1.900%, 09/15/21	3,898	3,908
1.200%, 10/15/17	150	150
QUALCOMM
3.000%, 05/20/22	100	105
1.400%, 05/18/18	100	100
Seagate HDD Cayman
4.750%, 01/01/25	100	95
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	50	54
Texas Instruments
1.000%, 05/01/18	100	100
Total System Services
4.800%, 04/01/26	100	111
Tyco Electronics Group
2.350%, 08/01/19	50	51
Western Union
2.875%, 12/10/17	100	101
Xerox
4.500%, 05/15/21	150	158

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Xilinx
2.125%, 03/15/19	$50	$51

		20,066

Materials – 0.7%
Air Products & Chemicals
3.350%, 07/31/24	100	108
Airgas
3.650%, 07/15/24	100	105
Barrick
4.100%, 05/01/23	32	35
BHP Billiton Finance USA
6.500%, 04/01/19	125	140
Celanese US Holdings
5.875%, 06/15/21	20	23
4.625%, 11/15/22	20	22
CF Industries
7.125%, 05/01/20	100	115
Dow Chemical
8.550%, 05/15/19	225	264
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	110
2.800%, 02/15/23	100	102
Eastman Chemical
3.600%, 08/15/22	150	159
Ecolab
3.250%, 01/14/23	100	104
Goldcorp
3.700%, 03/15/23	50	52
International Paper
7.950%, 06/15/18	74	82
Mexichem
5.875%, 09/17/44(A)	260	249
Monsanto
2.125%, 07/15/19	100	101
Nacional del Cobre de Chile
4.875%, 11/04/44(A)	152	156
4.500%, 09/16/25(A)	310	327
3.000%, 07/17/22(A)	1,498	1,492
Newmont Mining
3.500%, 03/15/22	100	104
OCP
5.625%, 04/25/24(A)	410	445
Packaging Corp of America
3.650%, 09/15/24	100	104
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	105
PPG Industries
2.300%, 11/15/19	100	102
Praxair
3.000%, 09/01/21	150	159
Rio Tinto Finance USA
3.750%, 06/15/25	200	215
Sherwin-Williams
3.450%, 08/01/25	100	105
Southern Copper
3.875%, 04/23/25	30	30
Vale Overseas
6.875%, 11/21/36	375	365
6.250%, 08/10/26	749	782
4.375%, 01/11/22	250	247

Description	Face Amount (000)	Value (000)
Vulcan Materials
7.500%, 06/15/21	$50	$61
Westlake Chemical
3.600%, 08/15/26(A)	100	100
WestRock RKT
4.450%, 03/01/19	100	106

		6,776

Real Estate – 0.9%
Alexandria Real Estate Equities
2.750%, 01/15/20	50	51
American Tower
4.700%, 03/15/22	150	167
3.400%, 02/15/19	100	104
2.250%, 01/15/22	50	50
AvalonBay Communities
3.900%, 10/15/46	518	512
3.500%, 11/15/24	100	105
2.950%, 05/11/26	686	687
Boston Properties
3.850%, 02/01/23	100	107
3.700%, 11/15/18	100	104
2.750%, 10/01/26	1,964	1,935
Brixmor Operating Partnership
4.125%, 06/15/26	864	895
3.875%, 08/15/22	30	32
3.250%, 09/15/23	100	100
Camden Property Trust
3.500%, 09/15/24	100	103
CBL & Associates
5.250%, 12/01/23	150	153
Crown Castle International
5.250%, 01/15/23	100	113
3.700%, 06/15/26	35	37
2.250%, 09/01/21	55	55
DDR
3.500%, 01/15/21	100	104
Digital Realty Trust
3.625%, 10/01/22	100	104
Duke Realty
3.750%, 12/01/24	100	106
ERP Operating
4.625%, 12/15/21	120	135
Essex Portfolio
3.375%, 04/15/26	100	102
HCP
5.375%, 02/01/21	200	224
Hospitality Properties Trust
5.250%, 02/15/26	100	106
5.000%, 08/15/22	100	108
Host Hotels & Resorts
3.750%, 10/15/23	100	101
Kimco Realty
3.200%, 05/01/21	50	52
Liberty Property
4.125%, 06/15/22	100	107
National Retail Properties
4.000%, 11/15/25	35	37
Omega Healthcare Investors
4.375%, 08/01/23	50	52

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Realty Income
3.250%, 10/15/22	$100	$103
Senior Housing Properties Trust
3.250%, 05/01/19	150	151
Simon Property Group
3.375%, 10/01/24	125	133
3.300%, 01/15/26	100	105
2.200%, 02/01/19	150	153
UDR
4.625%, 01/10/22	1,189	1,310
4.000%, 10/01/25	50	54
Ventas Realty
4.250%, 03/01/22	100	109
3.750%, 05/01/24	50	53
2.700%, 04/01/20	100	102
Vornado Realty
2.500%, 06/30/19	100	101
Weingarten Realty Investors
3.250%, 08/15/26	50	50
Welltower
5.250%, 01/15/22	100	113
Weyerhaeuser
4.625%, 09/15/23	100	111
WP Carey
4.600%, 04/01/24	50	52

		9,348

Telecommunication Services – 1.3%
America Movil
5.000%, 03/30/20	200	220
AT&T
5.650%, 02/15/47	254	299
5.150%, 03/15/42	191	207
5.000%, 03/01/21	200	224
4.300%, 12/15/42	429	423
4.125%, 02/17/26	200	216
3.600%, 02/17/23	3,912	4,124
3.400%, 05/15/25	150	154
3.000%, 06/30/22	195	200
2.625%, 12/01/22	125	126
2.450%, 06/30/20	250	255
2.300%, 03/11/19	230	234
1.400%, 12/01/17	100	100
British Telecommunications
2.350%, 02/14/19	140	143
Deutsche Telekom International
Finance
6.750%, 08/20/18	100	110
Digicel
6.000%, 04/15/21(A)	280	247
Orange
4.125%, 09/14/21	100	111
RELX Capital
3.125%, 10/15/22	100	102
Rogers Communications
6.800%, 08/15/18	50	55
Telefonica Emisiones
3.192%, 04/27/18	250	256
Thomson Reuters
6.500%, 07/15/18	100	108
3.350%, 05/15/26	100	103

Description	Face Amount (000)	Value (000)
Verizon Communications
5.150%, 09/15/23	$2,635	$3,070
4.500%, 09/15/20	250	274
4.272%, 01/15/36	1,398	1,457
3.650%, 09/14/18	150	157
2.625%, 02/21/20	235	235
1.750%, 08/15/21	50	49
Vodafone Group
2.500%, 09/26/22	100	100
1.500%, 02/19/18	150	150

		13,509

Utilities – 2.8%
Abengoa Transmision
6.875%, 04/30/43(A)	250	268
American Electric Power
1.650%, 12/15/17	150	150
Arizona Public Service
3.150%, 05/15/25	50	53
Berkshire Hathaway Energy
3.750%, 11/15/23	100	109
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	102
Cleco Corporate Holdings
3.743%, 05/01/26(A)	100	104
CMS Energy
6.250%, 02/01/20	100	114
3.000%, 05/15/26	40	41
Comision Federal de Electricidad
6.125%, 06/16/45(A)	425	455
4.875%, 01/15/24(A)	215	226
Consolidated Edison Company of New York
5.850%, 04/01/18	100	107
Consolidated Edison of New York
5.700%, 12/01/36	575	734
Dominion Gas Holdings
4.600%, 12/15/44	141	152
2.800%, 11/15/20	150	155
2.500%, 12/15/19	1,300	1,335
Dominion Resources
2.962%, 07/01/19(E)	1,226	1,259
1.900%, 06/15/18	200	201
DTE Energy
2.400%, 12/01/19	100	102
Duke Energy
5.050%, 09/15/19	200	219
3.950%, 10/15/23	150	164
2.100%, 06/15/18	50	51
Empresa Nacional de Electricidad
4.250%, 04/15/24	50	53
Entergy
5.125%, 09/15/20	100	111
4.000%, 07/15/22	50	54
Exelon
5.625%, 06/15/35	243	290
4.450%, 04/15/46	607	652
3.400%, 04/15/26	100	104
2.850%, 06/15/20	200	207
1.550%, 06/09/17	778	779

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
FirstEnergy Transmission
5.450%, 07/15/44(A)	$654	$732
Fortis
3.055%, 10/04/26(A)	1,758	1,750
2.100%, 10/04/21(A)	841	838
ITC Holdings
5.300%, 07/01/43	657	779
3.650%, 06/15/24	25	26
Jersey Central Power & Light
4.300%, 01/15/26(A)	972	1,035
Kansas City Power & Light
3.650%, 08/15/25	100	106
Listrindo Capital BV
4.950%, 09/14/26(A)	250	251
Majapahit Holding BV
7.750%, 01/20/20(A)	190	219
Metropolitan Edison
7.700%, 01/15/19	100	112
MidAmerican Energy
2.400%, 03/15/19	138	141
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,402	1,436
2.056%, 09/01/17	1,418	1,426
NiSource Finance
6.400%, 03/15/18	105	112
Northern States Power
2.600%, 05/15/23	100	103
2.200%, 08/15/20	50	51
NSTAR Electric
2.700%, 06/01/26	50	51
2.375%, 10/15/22	100	102
Oncor Electric Delivery
7.000%, 09/01/22	100	127
4.550%, 12/01/41	520	607
ONE Gas
2.070%, 02/01/19	74	75
Pacific Gas & Electric
3.500%, 10/01/20	150	161
2.950%, 03/01/26	50	52
PECO Energy
3.150%, 10/15/25	100	106
Perusahaan Gas Negara Persero
5.125%, 05/16/24(A)	450	487
PPL Capital Funding
3.500%, 12/01/22	150	159
Progress Energy
7.750%, 03/01/31	946	1,335
PSEG Power
3.000%, 06/15/21	50	51
Public Service Electric & Gas
3.050%, 11/15/24	25	27
2.300%, 09/15/18	100	102
Puget Energy
6.500%, 12/15/20	100	116
Sempra Energy
9.800%, 02/15/19	2,631	3,115
3.750%, 11/15/25	100	108
3.550%, 06/15/24	100	105

Description	Face Amount (000)	Value (000)
Southern
4.400%, 07/01/46	$554	$597
2.750%, 06/15/20	100	103
2.450%, 09/01/18	200	204
2.350%, 07/01/21	936	954
1.850%, 07/01/19	100	101
Southern California Edison
3.500%, 10/01/23	150	164
Southern Gas Capital
3.250%, 06/15/26	30	31
Southwestern Electric Power
2.750%, 10/01/26	50	50
State Grid Overseas Investment
2.875%, 05/18/26(A)	260	264
Union Electric
3.500%, 04/15/24	150	162
Virginia Electric & Power
3.100%, 05/15/25	100	106
WEC Energy Group
1.650%, 06/15/18	789	794
Wisconsin Public Service
1.650%, 12/04/18	30	30
Xcel Energy
1.200%, 06/01/17	1,015	1,013

		28,927

Total Corporate Obligations (Cost $293,532) (000)		300,200

U.S. Treasury Obligations — 28.4%
U.S. Treasury Bonds
4.750%, 02/15/37 - 02/15/37	7,080	10,279
3.000%, 05/15/45 - 11/15/45	6,420	7,321
2.875%, 08/15/45 - 08/15/45	6,857	7,638
2.500%, 02/15/46 - 05/15/46	3,846	3,980
U.S. Treasury Notes
8.000%, 11/15/21 - 11/15/21	1,000	1,338
3.625%, 02/15/20 - 02/15/21	3,950	4,330
3.500%, 05/15/20 - 05/15/20	750	816
3.375%, 11/15/19 - 11/15/19	1,000	1,075
3.125%, 05/15/19 - 05/15/19	1,500	1,588
2.750%, 11/15/23 - 02/15/24	2,750	2,998
2.625%, 08/15/20 - 11/15/20	2,750	2,916
2.500%, 08/15/23 - 05/15/24	3,100	3,326
2.375%, 08/15/24 - 08/15/24	2,400	2,557
2.250%, 04/30/21 - 11/15/25	5,250	5,531
2.125%, 08/15/21 - 05/15/25	6,375	6,665
2.000%, 09/30/20 - 08/15/25	13,250	13,748
1.875%, 11/30/21 - 10/31/22	4,000	4,129
1.750%, 09/30/19 - 05/15/23	13,530	13,867
1.625%, 03/31/19 - 05/15/26	40,687	41,286
1.500%, 08/31/18 - 08/15/26	23,511	23,726
1.375%, 06/30/18 - 06/30/23	53,795	54,430
1.250%, 11/15/18 - 07/31/23	14,276	14,362
1.125%, 01/15/19 - 09/30/21	23,681	23,681
1.000%, 03/15/18 - 09/30/19	6,800	6,826
0.875%, 11/30/17 - 09/15/19	20,359	20,394
0.750%, 10/31/17 - 02/15/19	8,064	8,066
0.625%, 11/30/17 - 06/30/18	8,500	8,488

Total U.S. Treasury Obligations (Cost $290,388) (000)		295,361

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Mortgage-Backed Securities — 16.6%
Agency Mortgage-Backed Obligations – 15.2%
FHLMC
4.500%, 08/01/40 - 05/01/42	$3,638	$4,019
4.000%, 07/01/24 - 07/01/46	12,385	13,418
3.500%, 10/15/41 - 07/01/46	9,448	10,018
3.000%, 10/15/42 - 10/15/42	6,975	7,248
2.500%, 10/15/27 - 10/15/27	1,635	1,694
FHLMC Multifamily Structured Pass-Through Certificates, Ser K048, Cl A2
3.284%, 06/25/25 - 06/25/25(C)	1,058	1,159
3.241%, 09/25/24 - 09/25/24	559	611
3.171%, 10/25/24 - 10/25/24	577	628
3.010%, 07/25/25 - 07/25/25	337	362
2.995%, 12/25/25 - 12/25/25	570	611
FNMA
5.500%, 07/01/34 - 03/01/41	3,016	3,428
5.000%, 12/01/34 - 01/01/44	2,452	2,750
4.500%, 01/01/30 - 07/01/46	11,884	13,026
4.000%, 02/01/32 - 07/01/46	14,315	15,464
3.500%, 10/01/40 - 05/01/46	21,743	23,072
3.000%, 10/15/27 - 10/15/42	22,013	22,962
2.500%, 10/15/27 - 10/15/27	7,020	7,271
GNMA
4.000%, 10/01/39 - 06/20/46	6,877	7,391
3.500%, 10/15/41 - 10/15/41	10,060	10,695
3.000%, 10/01/42 - 10/01/42	12,025	12,597

		158,424

Non-Agency Mortgage-Backed Obligations – 1.4%
Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33 - 12/25/33	1,008	1,010
5.750%, 10/25/33 - 10/25/33	84	86
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/30 - 12/10/30(A)	829	865
BBCMS Mortgage Trust, Ser 2016-ETC, Cl A
2.937%, 08/14/36 - 08/14/36(A)	476	490
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1
0.724%, 06/25/47 - 06/25/47(A)(C)	498	429
COMM Mortgage Trust, Ser 2013-CR11, Cl A3
3.983%, 10/10/46 - 10/10/46	610	674
3.902%, 07/10/50 - 07/10/50	23	25
3.759%, 08/10/48 - 08/10/48	508	558
3.708%, 07/10/48 - 07/10/48	299	326
2.941%, 01/10/46 - 01/10/46	18	19
2.365%, 02/10/29 - 02/10/29(A)	2,437	2,442
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 4A4
5.750%, 11/25/33 - 11/25/33	97	101
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/48 - 11/15/48	253	278
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/37 - 09/15/37(A)	264	285

Description	Face Amount (000)	Value (000)
GS Mortgage Securities II, Ser 2015-GC30, Cl A4
3.382%, 05/10/50 - 05/10/50	$59	$63
GS Mortgage Securities Trust, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 - 11/05/34(A)	503	522
2.933%, 06/05/31 - 06/05/31(A)	1,331	1,368
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35 - 02/25/35	110	110
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.834%, 05/19/34 - 05/19/34(C)	61	60
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/49 - 08/15/49	324	332
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
3.089%, 02/25/35 - 02/25/35(C)	288	273
2.959%, 06/25/35 - 06/25/35(C)	166	166
2.752%, 04/25/35 - 04/25/35(C)	78	76
2.503%, 11/25/33 - 11/25/33(C)	214	203
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.582%, 05/25/36 - 05/25/36(C)	380	366
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 - 10/15/46(C)	327	370
4.064%, 02/15/47 - 02/15/47	112	125
3.787%, 01/15/47 - 01/15/47	218	240
3.249%, 02/15/48 - 02/15/48	444	472
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 - 07/13/29(A)	646	686
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
2.859%, 06/25/34 - 06/25/34(C)	353	347
Wedgewood Real Estate Trust, Ser 2016-1, Cl A1
3.450%, 07/15/46 - 07/15/46(A)(C)	253	252
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 12/15/47 - 12/15/47	342	373
3.617%, 09/15/57 - 09/15/57	69	75
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
3.065%, 10/25/33 - 10/25/33(C)	795	795
2.956%, 05/01/35 - 05/01/35(C)	195	202

		15,064

Total Mortgage-Backed Securities (Cost $172,709) (000)		173,488

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Loan Participations — 9.4%
Aerospace/Defense – 0.1%
Transdigm Inc., Extended Term Loan F, 1st Lien
3.750%, 06/07/23	$500	$500
Transdigm Inc., Term Loan D, 1st Lien
3.750%, 05/21/21	147	147

		647

Automotive – 0.1%
Chrysler Group LLC, Term Loan B, 1st Lien
4.250%, 05/24/17	158	159
FCA US LLC, Term Loan B, 1st Lien
3.250%, 12/31/18	158	158
Horizon Global Corp., Term Loan B, 1st Lien
7.000%, 06/30/21	548	550
MPG Holdco I Inc., Term Loan B-1, 1st Lien
3.750%, 10/20/21	85	85
3.750%, 10/20/21	110	111
TI Group Automotive Systems LLC, Initial Term Loan, 1st Lien
4.500%, 06/24/22	124	124
Trinseo Materials Operating SCA, Term Loan B, 1st Lien
4.250%, 11/05/21	223	224

		1,411

Building Materials – 0.5%
American Builders & Contractors Supply Company Inc., Term Loan B, 1st Lien
2.750%, 09/23/23	621	623
GYP Holdings III Corp., Initial Term Loan, 1st Lien
4.750%, 04/01/21	1,000	996
Headwaters Inc., Term Loan B, 1st Lien
4.000%, 03/24/22	25	25
Jeld-Wen Inc., Incremental Term Loan B, 1st Lien
4.750%, 07/01/22	750	754
PGT Inc., Initial Term Loan, 1st Lien
6.750%, 02/16/22	746	739
Priso Acquisition Corp., Initial Term Loan, 1st Lien
4.500%, 05/09/22	748	750
Quikrete Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 09/28/20	726	731
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.250%, 08/25/22	198	199
0.000%, 08/25/22(F)	90	91
Tecomet Inc., Initial Term Loan, 1st Lien
5.750%, 11/25/21	98	98

Description	Face Amount (000)	Value (000)
VAT Lux II S.a.r.l., Initial Term Loan, 1st Lien
4.250%, 02/11/21	$34	$34

		5,040

Chemicals – 1.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B-2, 1st Lien
0.000%, 06/02/23 (F)	428	431
Allnex (Luxembourg) & Cy SCA, Term Loan B-3, 1st Lien
0.000%, 06/02/23(F)	322	325
Berry Plastics Corp., Term Loan D, 1st Lien
3.500%, 02/08/20	972	973
3.500%, 02/08/20	3	2
Entegris Inc., Term Loan B, 1st Lien
3.500%, 04/30/21	15	16
Gemini HDPE LLC, Term Loan B, 1st Lien
4.750%, 07/24/21	147	148
Huntsman International LLC, Initial Term Loan, 1st Lien
4.250%, 03/31/23	748	752
Ineos Styrolution US Holding LLC, Initial Term Loan, 1st Lien
3.750%, 09/30/21	331	335
Ineos US Finance LLC, Initial Term Loan, 1st Lien
4.250%, 03/31/22	74	74
3.750%, 05/04/18	809	811
MacDermid Inc., Term Loan B, 1st Lien
5.500%, 06/07/20	493	494
MacDermid Inc., Term Loan B-2, 1st Lien
5.500%, 06/07/20	49	49
MacDermid Inc., Term Loan B-3, 1st Lien
5.500%, 06/05/20	50	50
Minerals Technologies Inc., Term Loan B-1, 1st Lien
3.750%, 05/09/21	97	98
Nexeo Solutions LLC, Initial Term Loan, 1st Lien
0.070%, 05/17/23	750	753
NVLX Acquisition LLC, Initial Term Loan, 1st Lien
6.000%, 12/03/21	422	424
Prolampac Holdings Inc., Initial Term Loan, 1st Lien
5.750%, 08/18/22	597	600
Prolampac Intermediate Inc., Initial Term Loan, 2nd Lien
0.000%, 08/18/23(F)	500	491
Ravago Holdings America Inc., Initial Term Loan, 1st Lien
0.000%, 06/30/23(F)	675	677
SIG Combibloc Holdings SCA, Initial Term Loan, 1st Lien
4.250%, 02/03/22	795	796

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Signode Industrial Group US Inc., Initial Term Loan, Other
3.750%, 05/01/21	$282	$281
Solenis International LP, Initial Term Loan, 1st Lien
4.250%, 06/02/21	491	490
Styrolution US Holding LLC, Term Loan B-1, 1st Lien
6.500%, 11/07/19	600	600
Univar USA Inc., Initial Term Loan, 1st Lien
4.250%, 07/01/22	722	722
US Farathane LLC, Term Loan B-2, 1st Lien
0.000%, 12/23/21(F)	494	494

		10,886

Computers & Electronics – 1.6%
AF Borrower LLC, Initial Term Loan, 1st Lien
6.250%, 01/28/22	748	749
Aricent Technologies, Initial Term Loan, 2nd Lien
9.500%, 04/14/22	550	436
Avago Technologies Cayman Holdings Ltd., Term Loan B-3, 1st Lien
3.524%, 02/01/23	560	567
Avast Software BV, Term Loan B, 1st Lien
4.250%, 03/20/20	214	214
Campaign Monitor Finance Property Limited, Initial Term Loan, 1st Lien
6.250%, 03/18/21	49	46
Deltek Inc., Initial Term Loan, 1st Lien
5.000%, 06/25/22	720	722
EIG Investors Corp., Initial Term Loan, 1st Lien
6.480%, 11/09/19	579	561
Electrical Components International Inc., Initial Term Loan, 1st Lien
5.750%, 05/28/21	498	497
Epicor Software Corp., Term Loan B, 1st Lien
4.750%, 06/01/22	750	738
First Data Corp., Extended Term Loan, 1st Lien
4.525%, 03/24/21	617	621
Global Healthcare Exchange LLC, Term Loan B, 1st Lien
5.500%, 08/15/22	99	100
Hyland Software Inc., Initial Term Loan, 1st Lien
4.750%, 07/01/22	588	591
IMS Health Inc., Term Loan B, 1st Lien
3.500%, 03/17/21	550	551
Infor (US) Inc., Term Loan B, 1st Lien
3.750%, 06/03/20	690	685

Description	Face Amount (000)	Value (000)
Informatica Corp., Initial Term Loan, 1st Lien
4.500%, 08/05/22	$223	$217
ION Trading Technologies S.A.R.L., Term Loan B-1, 1st Lien
4.250%, 08/11/23	137	137
Kronos Inc., Incremental Term Loan, 1st Lien
4.500%, 10/30/19	292	292
Landslide Holdings Inc., Initial Term Loan, 1st Lien
0.000%, 09/16/22(F)	250	252
MA Financeco LLC, Term Loan B-2, 1st Lien
4.502%, 11/19/21	196	196
MA Financeco LLC, Term Loan C, 1st Lien
4.502%, 11/20/19	560	561
Magic Newco LLC, Initial Term Loan, 1st Lien
5.000%, 12/12/18	486	487
Mediware Information Systems Inc., Initial Term Loan, 1st Lien
0.000%, 09/28/23(F)	247	248
MH Sub I LLC, Initial Term Loan, 1st Lien
4.750%, 07/08/21	123	123
Microsemi Corp., Term Loan B, 1st Lien
3.750%, 12/17/22	695	701
MRI Software LLC, Initial Term Loan, 1st Lien
0.000%, 06/23/21(F)	500	496
NXP BV, Term Loan F, 1st Lien
0.000%, 12/07/20(F)	414	415
ON Semiconductor Corp., Initial Term Loan, 1st Lien
5.250%, 03/31/23	868	872
Onex Carestream Finance LP, Initial Term Loan, 1st Lien
5.000%, 06/07/19	446	414
RP Crown Parent LLC, Initial Term Loan, 1st Lien
6.000%, 12/21/18	392	391
Spectrum Brands Inc., Initial Term Loan, 1st Lien
3.500%, 06/23/22	156	157
SS&C European Hodlings, Term Loan B-2, 1st Lien
4.083%, 07/08/22	17	18
4.000%, 07/08/22	46	46
SS&C Technologies Inc., Term Loan B-1, 1st Lien
4.002%, 07/08/22	391	393
4.000%, 07/08/22	104	105
SunEdison Semiconductor BV, Initial Term Loan, 1st Lien
6.500%, 05/27/19	778	776
Sungard Availability Services Capital, Inc., Initial Term Loan, 1st Lien
6.000%, 03/29/19	500	469

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
TV Borrower US LLC, Intial Term Loan, 1st Lien
6.000%, 01/08/21	$491	$487
Wall Street Systems Delaware Inc., Initial Term Loan, 1st Lien
0.000%, 04/09/21(F)	701	701
Western Digital Corp., Term Loan B, 1st Lien
4.500%, 04/29/23	400	404

		16,436

Consumer Nondurables – 0.1%
Coty Inc., Term Loan D, 1st Lien
3.750%, 10/27/22	100	101
Galleria Co., Term Loan B, 1st Lien
3.750%, 01/26/23	175	175
Prestige Brands Inc., Term Loan B- 3, 1st Lien
3.750%, 09/03/21	682	686
Zep Inc., Initial Term Loan, 1st Lien
5.500%, 06/24/22	248	248

		1,210

Educational Services – 0.0%
Education Management II LLC, Term Loan A, 1st Lien
5.500%, 07/02/20	129	33
Education Management II LLC, Term Loan B, 1st Lien
2.000%, 07/02/20	238	10

		43

Entertainment & Leisure – 0.3%
AMC Entertainment Inc., Initial Term Loan, 1st Lien
4.000%, 12/15/22	723	730
BC Equity Ventures LLC, Initial Term Loan, 1st Lien
0.000%, 08/24/22(F)	500	490
ClubCorp Club Operations Inc. , Term Loan B, 1st Lien
4.250%, 12/15/22	900	903
Intrawest Operations Group LLC, Initial Term Loan, 1st Lien
5.000%, 12/09/20	750	754

		2,877

Financial Services – 0.3%
Altisource Solutions S.A R.L., Term Loan B, 1st Lien
4.500%, 12/09/20	437	405
Armor Holding II LLC, Initial Term Loan, 1st Lien
5.750%, 06/20/20	394	385
Bats Global Markets Inc., Term Loan B, 1st Lien
0.000%, 06/20/23(F)	506	508
Citco III Limited, Initial Term Loan , 1st Lien
4.250%, 06/29/18	974	975

Description	Face Amount (000)	Value (000)
Duff & Phelps Investment Management Co., Initial Term Loan, 1st Lien
4.500%, 03/14/20	$500	$500
Ocwen Loan Servicing LLC, Initial Term Loan, 1st Lien
5.500%, 02/15/18	130	130
Walter Investment Management Corp., Initial Term Loan, 1st Lien
4.750%, 12/18/20	475	433

		3,336

Food & Beverage – 0.4%
B&G Foods Inc., Term Loan B, 1st Lien
3.839%, 11/02/22	597	601
Chef’s Warehouse Inc., Delayed Term Loan, 1st Lien
0.000%, 06/22/22(F)	35	34
Chef’s Warehouse Inc., Initial Term Loan, 1st Lien
0.000%, 07/01/22(F)	124	123
Del Monte Foods Inc., Initial Term Loan, 1st Lien
4.250%, 08/18/21	486	457
0.000%, 01/26/21(F)	1	1
JBS USA LLC, Incremental Term Loan, 1st Lien
4.000%, 10/31/22	75	75
Phillips Pet Food & Supplies, Initial Term Loan, 1st Lien
4.500%, 01/31/21	488	455
Pinnacle Foods Group LLC, Term Loan G, 1st Lien
3.252%, 04/29/20	871	875
US Foods Inc., Term Loan B, 1st Lien
4.000%, 06/27/23	1,498	1,509

		4,130

Gaming & Hotels – 0.2%
Amaya Holdings BV, Term Loan B, 1st Lien
5.000%, 08/01/21	403	403
Hilton Worldwide Finance LLC, Initial Term Loan, 1st Lien
3.500%, 10/26/20	63	63
Hilton Worldwide Holdings Inc., Extended Term Loan, 1st Lien
3.215%, 10/25/23	399	401
3.024%, 10/25/23	243	244
MGM Growth Properties Operating Partnership LP, Term Loan B, 1st Lien
4.000%, 04/25/23	748	754

		1,865

Health Care – 0.8%
ABB/Con-cise Optical Group LLC, Initial Term Loan, 1st Lien
6.000%, 06/15/23	750	757

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Alere Inc., Term Loan B, 1st Lien
4.250%, 06/20/22	$410	$407
Alliance HealthCare Services Inc., Initial Term Loan, 1st Lien
4.250%, 06/03/19	482	458
Alvogen Pharma US Inc., Initial Term Loan, 1st Lien
6.000%, 04/01/22	346	346
AMAG Pharmaceuticals Inc., Initial Term Loan, 1st Lien
4.750%, 08/17/21	496	496
Amneal Pharmaceuticals LLC, Term Loan B, 1st Lien
4.500%, 11/01/19	560	561
CHS/Community Health Systems Inc., Term Loan G, 1st Lien
3.750%, 12/31/19	842	825
DJO Finance LLC, Initial Term Loan, 1st Lien
Drumm Investors LLC, Initial Term Loan, 1st Lien
9.500%, 05/04/18	736	724
Endo Luxembourg Finance Company I S.à r.l., Term Loan B, 1st Lien
3.750%, 09/26/22	274	273
Iasis Healthcare LLC , Term Loan B- 2, 1st Lien
4.500%, 05/03/18	635	628
JLL/Delta Dutch Newco BV, Initial Term Loan, 1st Lien
4.250%, 03/11/21	490	489
Kinetic Concepts Inc., Term Loan F, 1st Lien
5.00%%, 11/04/20	490	493
NBTY Inc., Term Loan B, 1st Lien
5.000%, 05/05/23	123	124
Steward Health Care System LLC, Initial Term Loan, 1st Lien
6.750%, 04/10/20	487	486
Surgery Center Holdings Inc., Initial Term Loan, 1st Lien
5.250%, 11/03/20	499	499
Valeant Pharmaceuticals International Inc., Delayed Draw Term Loan A, 1st Lien
3.750%, 04/01/20	150	149
Valeant Pharmaceuticals International Inc., Term Loan E, 1st Lien
5.250%, 08/05/20	838	839

		8,554

Home Furnishings – 0.0%
Serta Simmons Holdings LLC, Initial Term Loan, 1st Lien
4.250%, 10/01/19	457	458

		458

Description	Face Amount (000)	Value (000)
Insurance – 0.4%
Acrisure LLC, Delayed Term Loan, 1st Lien
0.000%, 05/19/22 (F)	$192	$192
Acrisure LLC, Initial Term Loan, 1st Lien
6.500%, 05/19/22	354	355
Alliant Holdings Intermediate LLC, Initial Term Loan, 1st Lien
4.753%, 08/12/22	198	198
Alliant Holdings Intermediate LLC, Term Loan B-2, 1st Lien
0.000%, 08/14/22 (F)	500	501
National Financial Partners Corp., Initial Term Loan, 1st Lien
4.500%, 07/01/20	846	848
Sedgwick Claims Management Services Inc., Initial Term Loan, 1st Lien
5.250%, 02/21/28	750	755
USI Inc., Term Loan B, 1st Lien
4.250%, 12/27/19	793	793

		3,642

Machinery – 0.3%
Blount International Inc., Initial Term Loan, 1st Lien
7.250%, 04/12/23	500	506
CPM Holdings Inc., Term Loan B, 1st Lien
6.000%, 04/01/22	424	426
Douglas Dynamics LLC, Initial Term Loan, 1st Lien
0.000%, 12/31/21 (F)	450	451
Milacron LLC, Initial Term Loan, 1st Lien
4.250%, 09/28/20	616	618
Rexnord LLC, Term Loan B, 1st Lien
4.000%, 08/21/20	469	469
Safway Group Holding LLC , Term Loan B, 1st Lien
4.750%, 08/04/23	750	754
SiteOne Landscape Supply LLC, Initial Term Loan, 1st Lien
6.250%, 04/27/22	343	346

		3,570

Manufacturing – 0.1%
Samsonite International SA, Term Loan B, 1st Lien
4.000%, 05/15/23	500	504

Media – 0.6%
Altice France SA, Term Loan B-5, 1st Lien
4.563%, 07/27/22	846	851
Charter Communications Operating LLC, Term Loan H, 1st Lien
3.250%, 08/24/21	748	751

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Charter Communications Operating LLC, Term Loan I, 1st Lien
3.500%, 01/24/23	$200	$201
CSC Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 10/09/22	399	399
Entravision Communications Corp., Term Loan B, 1st Lien
3.500%, 05/29/20	294	293
MCC Iowa LLC, Term Loan J, 1st Lien
3.750%, 06/18/21	74	74
Mission Broadcasting Inc., Term Loan B2, 1st Lien
3.750%, 10/01/20	459	461
Nexstar Broadcasting Inc., Term Loan B-2, 1st Lien
3.750%, 10/01/20	520	522
Raycom TV Broadcasting LLC, Term Loan B, 1st Lien
3.750%, 08/04/21	992	979
Sinclair Television Group Inc., Term Loan B-1, 1st Lien
3.500%, 07/30/21	792	795
Ziggo BV, Term Loan B-1, 1st Lien
3.652%, 01/15/22	172	172
Ziggo BV, Term Loan B-2, 1st Lien
3.652%, 01/15/22	175	175
Ziggo BV, Term Loan B-3, 1st Lien
3.701%, 01/15/22	178	178

		5,851

Metals & Mining – 0.0%
Novelis Inc., Initial Term Loan, 1st Lien
4.000%, 06/02/22	248	249

Oil & Gas – 0.2%
Drillships Ocean Ventures Inc., Initial Term Loan, 1st Lien
5.500%, 07/25/21	98	67
Energy Transfer Equity LP, Initial Term Loan, 1st Lien
3.292%, 12/02/19	275	273
Philadelphia Energy Solutions Refining and Marketing LLC, Term Loan B, 1st Lien
6.250%, 04/04/18	499	429
Seadrill Operating LP, Initial Term Loan, 1st Lien
4.000%, 02/21/21	366	181
Western Refining Inc., Term Loan B- 2, 1st Lien
0.000%, 05/26/23 (F)	750	748

		1,698

Personal Services – 0.0%
William Morris Endeavor Entertainment LLC, Initial Term Loan, 1st Lien
5.250%, 05/06/21	500	501

		501

Description	Face Amount (000)	Value (000)
Printing & Publishing – 0.1%
Merrill Communications LLC, Initial Term Loan, 1st Lien
6.250%, 05/27/22	$49	$46
MTL Publishing LLC, Initial Term Loan, 1st Lien
4.000%, 08/19/22	1,000	1,003
Springer Science & Business Media GmbH, Initial Term Loan, 1st Lien
4.750%, 08/14/20	321	310

		1,359

Professional & Business Services – 1.1%
Albany Molecular Research Inc., Initial Term Loan, 1st Lien
5.750%, 07/16/21	500	501
Bright Horizons Family Solutions Inc., Term Loan B, 1st Lien
3.750%, 01/30/20	975	979
Emdeon Business Services LLC, Term Loan B-2, 1st Lien
3.750%, 11/02/18	750	751
Evertec Group LLC, Term Loan A, 1st Lien
2.900%, 04/17/18	1,183	1,167
ExamWorks Group Inc., Initial Term Loan, 1st Lien
0.000%, 06/17/23 (F)	349	351
Explorer Holdings Inc., Initial Term Loan, 1st Lien
6.000%, 04/12/23	255	257
Garda World Security Corp., Term Loan B, 1st Lien
5.500%, 11/06/20	1	1
4.000%, 11/06/20	325	322
Garda World Security Corp., Tranche B Delayed Term Loan, 1st Lien
5.500%, 11/06/20	1	1
4.000%, 11/06/20	198	195
Global Payments Inc., Term Loan B, 1st Lien
4.024%, 04/22/23(C)	750	757
Grosvenor Capital Management LP, Initial Term Loan, 1st Lien
3.750%, 01/04/21	9	9
Hamilton Lane Advisors LLC, Term Loan B, 1st Lien
4.250%, 07/01/22	48	48
Harbourvest Partners LP, Initial Term Loan, 1st Lien
3.250%, 02/04/21	364	364
Heartland Dental Care Inc., Term Loan B-1, 1st Lien
0.000%, 12/21/18(F)	750	749
IG Investments Holdings LLC, Term Loan B, 1st Lien
6.000%, 10/29/21	271	271
Infinity Acquisition LLC, Initial Term Loan, 1st Lien
4.250%, 08/06/21	1,162	1,104

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
InVentiv Health Inc., Term Loan B-4, 1st Lien
7.750%, 05/15/18	$250	$250
LPL Holdings Inc., Extended Term Loan B, 1st Lien
4.250%, 03/29/21	746	748
Nielsen Finance LLC, Term Loan B- 3, 1st Lien
2.500%, 09/28/23	750	753
NSAM LP, Term Loan B, 1st Lien
0.000%, 01/30/23 (F)	750	748
West Corp., Term Loan B, 1st Lien
3.750%, 06/17/23	750	753

		11,079

Real Estate – 0.2%
DTZ US Borrower LLC, Initial Term Loan, 1st Lien
4.250%, 11/04/21	810	811
iStar Inc., Initial Term Loan, 1st Lien
5.500%, 07/01/20	500	505
Starwood Property Trust Inc., Term Loan B, 1st Lien
3.500%, 04/17/20	746	745

		2,061

Retail Food & Drug – 0.1%
BJ’s Wholesale Club Inc., Replacement Loan, 1st Lien
4.500%, 09/26/19	730	731
Smart & Final Inc., Initial Term Loan, 1st Lien
4.000%, 11/15/19	619	618

		1,349

Retailing – 0.4%
1011778 B.C. Unlimited Liability Company, Term Loan B, 1st Lien
3.750%, 12/10/21	771	776
Brickman Group Holdings Inc., Initial Term Loan, 1st Lien
4.000%, 12/18/20	449	447
0.000%, 12/18/20(F)	39	39
Dollar Tree Inc., Term Loan B, 1st Lien
0.000%, 07/06/22(F)	59	59
KFC Holding Co., Term Loan B, 1st Lien
3.281%, 06/16/23	750	755
Landry’s Inc., Term Loan B, 1st Lien
3.250%, 09/21/23	277	279
Leslie’s Poolmart Inc., Term Loan B, 1st Lien
5.250%, 08/16/23	750	754
Pilot Travel Centers LLC, Term Loan B, 1st Lien
3.274%, 05/25/23	126	127
Trugreen Limited Partnership, Initial Term Loan, 1st Lien
6.500%, 04/07/23	500	503

		3,739

Description	Face Amount (000)	Value (000)
Steel – 0.2%
Atkore International Inc., Initial Term Loan, 1st Lien
4.500%, 04/09/21	$499	$500
FMG Resources Property Ltd, Initial Term Loan, 1st Lien
4.250%, 06/30/19	603	602
Zekelman Industries Inc., Term Loan B, 1st Lien
6.000%, 06/14/21	846	853

		1,955

Telecommunications – 0.2%
Commscope Inc., Tranche 5 Term Loan, 1st Lien
3.750%, 12/29/22	99	100
LTS Buyer LLC, Initial Term Loan, 1st Lien
4.000%, 04/13/20	746	746
Mitel US Holdings Inc., Initial Term Loan, 1st Lien
5.500%, 04/13/22	236	238
5.000%, 04/29/22	10	10
SBA Senior Finance II LLC, Incremental Term Loan B, 1st Lien
3.250%, 03/24/21	196	196
Syniverse Holdings Inc., Term Loan B, 1st Lien
4.000%, 04/23/19	391	345
Telenet Financing USD LLC, Initial Term Loan, 1st Lien
4.250%, 05/03/24	182	184

		1,819

Transportation – 0.1%
Envision Healthcare Corp., Initial Term Loan, 1st Lien
4.250%, 05/25/18	676	676

Utilities – 0.0%
Calpine Corp., Initial Term Loan, 1st Lien
3.500%, 05/27/22	297	298

Total Loan Participations (Cost $97,429) (000)		97,243

Sovereign Debt — 9.3%
1MDB Global Investments
4.400%, 03/09/23	1,000	880
Abu Dhabi Government International Bond
3.125%, 05/03/26(A)	440	460
Argentine Republic Government International Bond
8.280%, 12/31/33	1,584	1,818
7.500%, 04/22/26(A)	885	998
7.125%, 07/06/36(A)	300	318
6.875%, 04/22/21(A)	350	381
3.750%, 03/31/19(E)	1,719	1,222

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Armenia International Bond
7.150%, 03/26/25(A)	200	$212
6.000%, 09/30/20(A)	1,381	1,428
Azerbaijan Government International Bond
4.750%, 03/18/24(A)	1,620	1,679
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19(A)	560	603
Banque Centrale de Tunisie
5.750%, 01/30/25(A)	1,230	1,202
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	(BRL) 930	272
Brazilian Government International Bond
5.625%, 01/07/41	150	149
5.000%, 01/27/45	590	536
4.250%, 01/07/25	1,105	1,102
2.625%, 01/05/23	600	555
Buenos Aires Argentina
7.500%, 06/01/27(A)	310	337
Canada Government International Bond
1.625%, 02/27/19	100	101
1.125%, 03/19/18	150	151
Chile Government International Bond
3.125%, 01/21/26	107	114
Colombia Government International Bond
7.375%, 03/18/19	380	490
6.125%, 01/18/41	600	725
4.500%, 01/28/26	1,657	1,827
4.375%, 07/12/21	200	217
4.000%, 02/26/24	545	580
Costa Rica Government International Bond
7.158%, 03/12/45(A)	780	841
7.000%, 04/04/44(A)	420	448
Croatia Government International Bond
6.750%, 11/05/19	1,105	1,225
6.375%, 03/24/21(A)	660	743
Dominican Republic International Bond
7.500%, 05/06/21(A)	1,030	1,153
7.450%, 04/30/44(A)	915	1,090
6.875%, 01/29/26(A)	480	556
6.850%, 01/27/45(A)	250	280
6.600%, 01/28/24(A)	290	327
5.500%, 01/27/25(A)	150	159
Ecuador Government International Bond
10.750%, 03/28/22(A)	590	602
7.950%, 06/20/24(A)	450	403
El Salvador Government International Bond
7.650%, 06/15/35(A)	585	612
7.375%, 12/01/19(A)	215	229
6.375%, 01/18/27(A)	150	151
5.875%, 01/30/25(A)	365	364

Description	Face Amount (000)	Value (000)
Export Development Canada
1.000%, 06/15/18	$300	$300
Export-Import Bank of Korea
4.000%, 01/14/24	200	224
2.875%, 01/21/25	200	210
Georgia Government International Bond
6.875%, 04/12/21(A)	860	959
Ghana Government International Bond
10.750%, 10/14/30(A)	420	491
9.250%, 09/15/22(A)	490	501
8.125%, 01/18/26(A)	325	302
7.875%, 08/07/23(A)	730	680
Guatemala Government International Bond
5.750%, 06/06/22(A)	420	471
4.500%, 05/03/26(A)	290	302
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	210
Honduras Government International Bond
8.750%, 12/16/20(A)	1,415	1,624
7.500%, 03/15/24(A)	405	459
Hungary Government International Bond
6.375%, 03/29/21	1,850	2,144
6.250%, 01/29/20	600	674
5.750%, 11/22/23	680	801
5.375%, 03/25/24	1,140	1,324
Indonesia Government International Bond
8.500%, 10/12/35(A)	1,120	1,695
5.875%, 01/15/24(A)	1,120	1,321
5.375%, 10/17/23(A)	200	231
5.250%, 01/17/42(A)	200	229
4.125%, 01/15/25(A)	650	693
Israel Government International Bond
3.150%, 06/30/23	200	213
Ivory Coast Government International Bond
6.375%, 03/03/28(A)	435	456
5.750%, 12/31/32(A)(E)	594	583
5.375%, 07/23/24(A)	250	251
Jamaica Government International Bond
8.000%, 03/15/39	150	179
7.625%, 07/09/25	470	550
6.750%, 04/28/28	720	823
Japan Bank for International Cooperation
2.375%, 04/20/26	200	207
1.750%, 11/13/18	400	402
KazAgro National Management Holding
4.625%, 05/24/23(A)	300	289
Kazakhstan Government International Bond
6.500%, 07/21/45(A)	340	424
3.875%, 10/14/24(A)	670	700

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Kenya Government International Bond
6.875%, 06/24/24(A)	270	$265
5.875%, 06/24/19(A)	1,358	1,402
Korea Development Bank
2.500%, 03/11/20	400	411
Korea Government International Bond
7.125%, 04/16/19	100	115
Lebanon Government International Bond
6.750%, 11/29/27	215	212
6.650%, 02/26/30	375	366
6.600%, 11/27/26	265	260
6.375%, 03/09/20	215	216
6.100%, 10/04/22	265	261
6.000%, 01/27/23	220	215
5.450%, 11/28/19	370	365
5.150%, 11/12/18	215	213
Letras del Banco Central de la Republica Argentina
29.750%, 01/11/17 (G)	(ARS) 2,150	131
Mexico Government International Bond
6.050%, 01/11/40	160	195
5.550%, 01/21/45	568	658
4.350%, 01/15/47	721	708
4.125%, 01/21/26	950	1,022
4.000%, 10/02/23	400	427
3.500%, 01/21/21	250	266
Montenegro Government International Bond
5.750%, 03/10/21(A)	(EUR) 450	537
Morocco Government International Bond
4.250%, 12/11/22(A)	200	212
Nigeria Government International Bond
6.750%, 01/28/21(A)	310	312
Panama Government International Bond
9.375%, 04/01/29	290	449
6.700%, 01/26/36	1,085	1,481
5.200%, 01/30/20	100	110
3.875%, 03/17/28	690	747
3.750%, 03/16/25	330	356
Paraguay Government International Bond
6.100%, 08/11/44(A)	570	648
5.000%, 04/15/26(A)	200	217
Peruvian Government International Bond
7.350%, 07/21/25	190	263
6.550%, 03/14/37	615	868
5.625%, 11/18/50	520	688
Philippine Government International Bond
7.750%, 01/14/31	419	653
6.375%, 10/23/34	810	1,177
5.500%, 03/30/26	200	252
4.200%, 01/21/24	200	228
3.700%, 03/01/41	210	233

Description	Face Amount (000)(1)	Value (000)
Poland Government International Bond
6.375%, 07/15/19	200	$225
4.000%, 01/22/24	125	138
3.000%, 03/17/23	150	156
Province of British Columbia Canada
2.000%, 10/23/22	100	102
Province of Manitoba Canada
2.050%, 11/30/20	150	154
1.125%, 06/01/18	100	100
Province of Ontario Canada
2.450%, 06/29/22	200	208
2.000%, 01/30/19	250	254
1.875%, 05/21/20	150	152
1.625%, 01/18/19	100	101
1.250%, 06/17/19	150	150
Province of Quebec Canada
2.875%, 10/16/24	100	106
2.625%, 02/13/23	200	209
2.500%, 04/20/26	100	103
Provincia de Cordoba
7.125%, 06/10/21(A)	410	430
Qatar Government International Bond
4.625%, 06/02/46(A)	650	710
2.375%, 06/02/21(A)	1,248	1,258
Romanian Government International Bond
6.750%, 02/07/22(A)	840	1,013
6.125%, 01/22/44(A)	800	1,080
4.875%, 01/22/24(A)	298	341
4.375%, 08/22/23(A)	490	542
Russian Foreign Bond - Eurobond
5.625%, 04/04/42(A)	400	462
4.875%, 09/16/23(A)	400	440
Senegal Government International Bond
8.750%, 05/13/21(A)	825	937
6.250%, 07/30/24(A)	740	766
Serbia Government International Bond
7.250%, 09/28/21(A)	875	1,019
5.875%, 12/03/18(A)	590	625
South Africa Government International Bond
7.000%, 02/28/31	(ZAR) 4,125	251
5.875%, 09/16/25	200	226
5.500%, 03/09/20	150	164
5.000%, 10/12/46	221	221
4.875%, 04/14/26	680	715
4.300%, 10/12/28	1,310	1,310
Sri Lanka Government International Bond
6.850%, 11/03/25(A)	245	263
6.825%, 07/18/26(A)	430	462
6.250%, 10/04/20(A)	530	554
6.000%, 01/14/19(A)	310	320
5.875%, 07/25/22(A)	1,255	1,290
5.125%, 04/11/19(A)	310	313
Trinidad & Tobago Government International Bond
4.500%, 08/04/26(A)	370	381

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
Turkey Government International Bond
8.000%, 02/14/34	$386	$499
7.375%, 02/05/25	440	520
6.875%, 03/17/36	480	560
5.625%, 03/30/21	570	607
4.875%, 04/16/43	240	224
4.250%, 04/14/26	740	724
Ukraine Government International Bond
7.750%, 09/01/19(A)	3,090	2,998
0.000%, 05/31/40(A)(C)	314	100
Uruguay Government International Bond
5.100%, 06/18/50	976	1,012
4.500%, 08/14/24	344	379
4.375%, 10/27/27	1,310	1,410
Venezuela Government International Bond
9.250%, 09/15/27	180	98
7.750%, 10/13/19	515	317
7.650%, 04/21/25	652	313
7.000%, 12/01/18	492	292
6.000%, 12/09/20	680	366
Vietnam Government International Bond
6.750%, 01/29/20(A)	200	223
4.800%, 11/19/24(A)	875	929
Zambia Government International Bond
8.970%, 07/30/27(A)	200	197
8.500%, 04/14/24(A)	905	890

Total Sovereign Debt (Cost $91,426) (000)		96,510

Asset-Backed Securities — 6.3%
Automotive – 4.3%
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/21 -11/08/21	628	639
2.710%, 09/08/22 -09/08/22	351	353
2.240%, 04/08/22 -04/08/22	1,062	1,065
1.267%, 04/08/19 -06/10/19(C)	2,672	2,673
BMW Vehicle Owner Trust, Ser 2016-A, Cl A3
1.160%, 11/25/20 -11/25/20	1,016	1,016
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19 -04/22/19	788	788
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 -06/15/21(A)	692	693
1.460%, 12/17/18 -12/17/18(A)	3	3
Carmax Auto Owner Trust, Ser 2016-3, Cl A2
1.170%, 08/15/19 -08/15/19	4,684	4,687

Description	Face Amount (000)	Value (000)
CPS Auto Receivables Trust, Ser 2016-B, Cl A
2.070%, 11/15/19 -11/15/19(A)	$1,111	$1,112
1.770%, 06/17/19 - 06/17/19(A)	716	718
1.650%, 11/15/19 - 11/15/19(A)	32	32
1.640%, 04/16/18 - 04/16/18(A)	3	3
1.620%, 01/15/20 - 01/15/20(A)	2,215	2,197
1.540%, 07/16/18 - 07/16/18(A)	47	48
1.210%, 08/15/18 - 08/15/18(A)	46	46
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/18 - 03/15/18(A)	124	124
1.380%, 08/15/18 - 08/15/18(A)	2,267	2,266
DT Auto Owner Trust, Ser 2016-3A, Cl A
1.750%, 11/15/19 - 11/15/19(A)	1,282	1,285
1.660%, 03/15/19 - 03/15/19(A)	536	536
1.440%, 11/15/19 - 11/15/19(A)	2,202	2,202
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl A
2.350%, 07/15/20 - 07/15/20(A)	357	358
1.320%, 01/15/19 - 01/15/19(A)	214	213
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 - 11/16/20(A)	1,267	1,267
1.440%, 10/15/19 - 10/15/19(A)	35	35
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 - 10/15/20(A)	275	276
2.280%, 05/15/20 - 05/15/20(A)	476	476
1.610%, 12/15/19 - 12/15/19(A)	1,947	1,945
1.430%, 12/16/19 - 12/16/19(A)	33	33
1.210%, 04/15/19 - 04/15/19(A)	95	95
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/27 - 12/15/27(A)	1,689	1,701
1.580%, 08/15/20 - 08/15/20	1,544	1,550
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A3
1.390%, 04/15/20 - 04/15/20	951	954
1.330%, 11/18/22 - 11/18/22	1,992	1,990
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A3
1.260%, 02/16/21 - 02/16/21	1,996	1,997
Mercedes-Benz Master Owner Trust, Ser 2016-BA, Cl A
1.224%, 05/17/21 - 05/17/21(A)(C)	1,047	1,051
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/20 - 12/15/20	508	512
2.080%, 02/16/21 - 02/16/21	961	961
1.830%, 01/15/20 - 01/15/20	991	993
1.820%, 05/15/19 - 05/15/19	110	110
1.590%, 10/15/18 - 10/15/18	294	294
1.274%, 12/17/18 - 12/17/18(C)	270	270
1.200%, 12/17/18 - 12/17/18	464	464
Toyota Auto Receivables, Ser 2016-C, Cl A3
1.140%, 08/17/20 -08/17/20	1,611	1,608
United Auto Credit Securitization Trust, Ser 2016-1, Cl A
2.000%, 10/15/17 -10/15/17(A)	160	160
1.670%, 09/10/18 -09/10/18(A)	2,195	2,195

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)	Value (000)
USAA Auto Owner Trust, Ser 2016- 1, Cl A3
1.200%, 06/15/20 - 06/15/20	$1,128	$1,128

		45,122

Credit Card – 1.4%
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/22 - 04/15/22	2,804	2,811
0.974%, 02/15/22 - 02/15/22(C)	2,095	2,108
Chase Issuance Trust, Ser 2016-A3, Cl A3
1.074%, 06/15/23 - 06/15/23(C)	2,151	2,155
1.060%, 09/16/19 - 09/16/19	3,069	3,068
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22 - 03/15/22	2,425	2,426
World Financial Network Credit Card Master Trust, Ser 2016-B, Cl A
1.440%, 06/15/22 - 06/15/22	2,349	2,349

		14,917

Other Asset-Backed Securities – 0.6%
Bayview Opportunity Master Fund IIa Trust, Ser 2016-RPL3, Cl A1
3.475%, 07/28/31 - 07/28/31(A)(E)	296	295
Bayview Opportunity Master Fund
IIIa Trust, Ser 2016-RN3, Cl A1
3.598%, 09/28/31 - 09/28/31(A)(E)	483	483
NYMT Residential, Ser 2016-RP1A, Cl A
4.000%, 03/25/21 - 03/25/21(A)(E)	280	280
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/55 - 07/25/55(A)(E)	398	395
US Residential Opportunity Fund III Trust, Ser 2016-1III, Cl A
3.475%, 07/27/36 - 07/27/36(A)(E)	291	292
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/21 - 01/20/21(A)	491	492
VOLT XLV, Ser 2016-NPL5, Cl A1
4.000%, 05/25/46 - 05/25/46(A)(E)	657	662
VOLT XLVIII, Ser 2016-NPL8, Cl A1
3.500%, 07/25/46 - 07/25/46(A)(E)	338	338
VOLT XXII, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55 - 02/25/55(A)(E)	175	175
VOLT XXVI, Ser 2014-NPL6, Cl A1
3.125%, 09/25/43 - 09/25/43(A)(E)	1,071	1,068
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/57 - 10/25/57(A)(E)	408	409

Description	Face Amount (000)	Value (000)
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55 - 02/25/55(A)(E)	$289	$289
VOLT XXXIV, Ser 2015-NPL7, Cl A1
3.250%, 02/25/55 - 02/25/55(A)(E)	178	177
VOLT XXXV, Ser 2016-NPL9, Cl A1
3.500%, 09/25/46 - 09/25/46(A)(E)	576	576
VOLT XXXVIII, Ser 2015-NP12, Cl A1
3.875%, 09/25/45 - 09/25/45(A)(E)	155	156

		6,087

Total Asset-Backed Securities (Cost $66,063) (000)		66,126

U.S. Government Agency Obligations — 1.7%
FFCB
1.420%, 06/29/20 - 06/29/20	100	100
1.370%, 10/13/20 - 10/13/20	100	100
1.150%, 02/22/19 - 02/22/19	200	200
1.100%, 03/14/18 - 06/01/18	350	351
0.750%, 04/18/18 - 04/18/18	100	100
FHLB
4.125%, 03/13/20 - 03/13/20	750	826
1.625%, 06/14/19 - 06/14/19	400	406
1.375%, 02/18/21 - 02/18/21	200	201
1.150%, 06/22/18 - 06/22/18	200	200
1.125%, 06/21/19 - 06/21/19	300	301
1.000%, 12/19/17 - 09/26/19	515	516
0.875%, 10/01/18 - 08/05/19	250	250
0.625%, 10/26/17 - 08/07/18	550	549
FHLMC
6.250%, 07/15/32 - 07/15/32	662	1,000
2.375%, 01/13/22 - 01/13/22	2,130	2,243
1.330%, 12/30/20 - 12/30/20	400	398
1.250%, 01/29/19 - 10/02/19	800	805
1.125%, 04/15/19 - 04/15/19	300	301
1.050%, 05/17/18 - 05/17/18	250	250
1.000%, 12/15/17 - 05/11/18	300	301
0.750%, 01/12/18 - 04/09/18	850	849
FNMA
2.625%, 09/06/24 - 09/06/24	1,198	1,283
2.125%, 04/24/26 - 04/24/26	200	204
1.875%, 02/19/19 - 12/28/20	631	646
1.750%, 06/20/19 - 06/20/19	300	306
1.500%, 06/22/20 - 11/30/20	427	433
1.400%, 06/13/19 - 06/13/19	250	250
1.375%, 01/28/19 - 01/28/19	200	202
1.125%, 07/20/18 - 07/20/18	250	251
1.000%, 02/26/19 - 08/28/19	750	751
0.875%, 02/08/18 - 05/21/18	1,000	1,001
Tennessee Valley Authority
4.250%, 09/15/65 -09/15/65	790	940
3.500%, 12/15/42 -12/15/42	733	800

Total U.S. Government Agency Obligations (Cost $16,549) (000)		17,314

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

Description	Face Amount (000)/Shares	Value (000)
Municipal Bonds — 0.4%
California State
7.350%, 11/01/39	$211	$323
7.300%, 10/01/39	780	1,189
California State, Department of Water Resources, Power Supply Revenue
2.000%, 05/01/22	100	101
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	157
Illinois State GO
5.665%, 03/01/18	200	210
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	1,195	1,338
South Carolina State, Public Service Authority
2.388%, 12/01/23	100	102
University of California RB
4.767%, 05/15/15	489	540

Total Municipal Bonds (Cost $3,733) (000)		3,960

Preferred Stock — 0.0%
Education Management(D)	1,550,903	8

Total Preferred Stock (Cost $188) (000)		8

Short-Term Investment — 8.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.386%(H)	92,333,343	92,333

Total Short-Term Investment (Cost $92,333) (000)		92,333

Total Investments — 109.9% (Cost $1,124,350) (000) †		$1,142,543

Percentages are based on Net Assets of $1,039,756 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2016 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Barclays	10/27/16	THB	9,270	USD	264	$(3)
Barclays	10/27/16	USD	265	THB	9,270	2
Barclays	11/23/16	USD	268	RUB	17,320	4
Barclays	11/28/16	PLN	2,054	USD	539	2
Barclays	12/22/16	TRY	1,593	USD	525	3
Barclays	2/23/17	CNH	1,864	USD	276	(1)
Barclays	2/23/17	CNH	7,180	USD	1,074	7
BNP Paribas	11/1/16	SGD	714	USD	527	4
BNP Paribas	11/1/16	USD	525	SGD	714	(2)
BNP Paribas	12/20/16	EUR	493	USD	556	-
Brown Brothers Harriman	10/17/16	USD	532	PHP	25,030	(16)
CLSA	10/3/16	USD	254	IDR	3,374,000	5
Credit Suisse First Boston	11/18/16	MXN	8,970	USD	494	34
Deutsche Bank	11/7/16	USD	111	ARS	1,770	2
HSBC	10/17/16	PHP	25,030	USD	526	10
HSBC	12/2/16	USD	280	IDR	3,637,000	(3)
Northeast Securities	11/18/16	USD	257	BRL	844	(1)
Northeast Securities	11/28/16	USD	531	PLN	2,054	5
UBS	10/31/16	GBP	833	USD	1,092	12

						$64

For the period ended September 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2016 was $127,927 (000) and represented 12.30% of Net Assets.
(B)	Security considered illiquid. The total market value of such security as of September 30, 2016 was $56 (000) and represented 0.00% of Net Assets.
(C)	Variable rate security – The rate reported is the rate in effect as of September 30, 2016. The date reported is the final maturity date.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as September 30, 2016 was $9 (000) and represented 0.00% of Net Assets.
(E)	Step Bond – The rate reported is the effective yield as of September 30, 2016. The coupon on a step bond changes on a specified date.
(F)	Unsettled bank loan. Interest rate not available.
(G)	The rate shown is the effective yield at the time of purchase.
(H)	The rate reported is the 7-day effective yield as of September 30, 2016.

ARS  —  Argentine Peso

BRL — Brazilian Real

Cl — Class

CNH — Chinese Offshore Yuan

EUR  — Euro

FFCB  — Federal Farm Credit Bank

FHLB  — Federal Home Loan Bank

FHLMC  — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

GBP  — British Pound

GHS  — Ghana Cedi

GNMA  — Government National Mortgage Association

GO  — General Obligation

IDR  — Indonesian Rupiah

INR  — Indian Rupee

MXN  — Mexican Peso

LKR  — Sri Lanka Rupee

LLC  — Limited Liability Company

LP  — Limited Partnership

Ltd  — Limited

PHP  — Philippine Peso

92

KP Fixed Income Fund

Schedule of Investments

September 30, 2016 (unaudited)

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

†	At September 30, 2016, the tax cost basis of the Fund’s investments was $1,124,350 (000), and the unrealized appreciation and depreciation were $21,304 (000) and $(3,111) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Corporate Obligations	$-	$300,199	$1	$300,200
U.S. Treasury Obligations	-	295,361	-	295,361
Mortgage-Backed Securities	-	173,488	-	173,488
Loan Participations	-	97,243	-	97,243
Sovereign Debt	-	96,510	-	96,510
Asset-Backed Securities	-	66,126	-	66,126
U.S. Government Agency Obligations	-	17,314	-	17,314
Municipal Bonds	-	3,960	-	3,960
Preferred Stock	-	-	8	8
Short-Term Investment	92,333	-	-	92,333

Total Investments in Securities	$92,333	$1,050,201	$9	$1,142,543

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$-	$90	$-	$90
Unrealized Depreciation	-	(26)	-	(26)

Total Other Financial Instruments	$-	$64	$-	$64

‡	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

As of September 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2016, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie
President

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 28, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 28, 2016